Registration No.33-58950
                                                     Registration No. 811-1705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No.  13                             |X|
                                            -------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.  81                                            |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2000 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life

                    Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.



PROSPECTUS DATED MAY 1, 2000
--------------------------------------------------------------------------------



WHAT IS MOMENTUM PLUS?

MOMENTUM PLUS is a group deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified retirement plan.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. You may fund your plan by selecting any number of our investment options that we make available to your Employer's plan. The investment options include variable investment options and one guaranteed interest account option ("investment options").


VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------------------
FIXED INCOME
------------------------------------------------------------------------
o Alliance High Yield
o Alliance Intermediate
  Government Securities
o Alliance Money Market
o Alliance Quality Bond
------------------------------------------------------------------------
DOMESTIC STOCKS                     INTERNATIONAL STOCKS
------------------------------------------------------------------------
o EQ/Aggressive Stock(1)            o Alliance Global
o Alliance Common Stock             o Alliance International
o Alliance Equity Index             o Capital Guardian international
o Alliance Growth and Income        o Morgan Stanley Emerging
o EQ/Alliance Premier Growth          Markets Equity
o Alliance Small Cap Growth         o EQ/Putnam International Equity
o EQ/Alliance Technology(2)         o T. Rowe Price International
o Calvert Socially Responsible        Stock
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Evergreen
o Lazard Large Cap Value
o Lazard Small Cap Value
o MFS Emerging Growth
  Companies
o MFS Growth with Income
o MFS Research
o Mercury Basic Value Equity(3)
o EQ/Putnam Growth & Income
  Value
o EQ/Putnam Investors Growth
o T. Rowe Price Equity Income
o Warburg Pincus Small
  Company Value

-----------------------------------
BALANCED/HYBRID
-----------------------------------
o Alliance Conservative Investors     o EQ/Evergreen Foundation
o Alliance Growth Investors           o Mercury World Strategy(5)
o EQ/Balanced(4)                      o EQ/Putnam Balanced

(1)  Formerly named "Alliance Aggressive Stock"
(2) Anticipated to become available on or about May 22, 2000. This option may not be available in the state of California.
(3)  Formerly named "Merrill Lynch Basic Value Equity"
(4)  Formerly named "Alliance Balanced"
(5)  Formerly named "Merrill Lynch World Strategy"


As permitted by your employer's plan, you may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in either Class IA or IB shares of a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2000, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

Contents of this prospectus



----------------
       2
--------------------------------------------------------------------------------

                MOMENTUM PLUS(SM)
                ---------------------------------------------------------------
                Index of key words and phrases                                4
                Who is Equitable Life?                                        5
                How to reach us                                               6
                MOMENTUM PLUS at a glance - key features                      9

                ---------------------------------------------------------------
                FEE TABLE                                                    11
                ---------------------------------------------------------------
                Examples                                                     15
                Condensed financial information                              16
                ---------------------------------------------------------------

                ---------------------------------------------------------------
                1
                CONTRACT FEATURES AND BENEFITS                               17
                ---------------------------------------------------------------
                How contributions can be made                                17
                What are your investment options under the contract?         17
                Contract termination                                         20
                Effects of plan or contract termination                      20
                Selecting investment options (employers and plan
                   trustees)                                                 21
                Allocating your contributions                                22

                ---------------------------------------------------------------
                2
                DETERMINING YOUR RETIREMENT ACCOUNT
                   VALUE                                                     23
                ---------------------------------------------------------------
                Your retirement account value                                23
                Your contract's value in the variable investment options     23
                Your contract's value in the guaranteed interest option      23


--------------------------------------------------------------------------------
"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the employer, plan trustee or the individual who participates in an employer's plan funded by the MOMENTUM PLUS contract, and this individual also is referred to as the "participant."


----------
  3
--------------------------------------------------------------------------------






----------------------------------------------------------------
3
TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                        24
----------------------------------------------------------------
Transferring your retirement account value                   24
Market timing                                                24
Investment simplifier - automatic transfer options           25


----------------------------------------------------------------
4
ACCESSING YOUR MONEY                                         27
----------------------------------------------------------------
Withdrawals and termination                                  27
Forfeitures                                                  27
Plan loans                                                   27
When to expect payments                                      28
Your annuity payout options                                  28
Minimum distributions (automatic minimum withdrawal
  option) - over age 70 1/2                                  31

----------------------------------------------------------------
5
THE MOMENTUM PLUS PROGRAM                                    32
----------------------------------------------------------------
Master Plan and Trust                                        32
Pooled Trust                                                 32
Trustee                                                      32
Employer's responsibilities                                  33
Adopting the MOMENTUM PLUS program                           33


----------------------------------------------------------------
6
PLAN RECORDKEEPING SERVICES                                  34
----------------------------------------------------------------
Basic recordkeeping option                                   34
Full-service recordkeeping option                            34


----------------------------------------------------------------
7
CHARGES AND EXPENSES                                         35
----------------------------------------------------------------
Charges that Equitable Life deducts                          35
Charges that EQ Advisors Trust deducts                       37
Charge reductions under special circumstances                38


----------------------------------------------------------------
8
PAYMENT OF DEATH BENEFIT                                     39
----------------------------------------------------------------
Death benefit amount                                         39
Distribution of the death benefit                            39
Beneficiary's payment options                                39


----------------------------------------------------------------
9
TAX INFORMATION                                              40
----------------------------------------------------------------
Overview                                                     40
Tax aspects of contributions to a plan                       40
Tax aspects of distributions from a plan                     42
Certain rules applicable to plan loans                       45
Impact of taxes to Equitable Life                            46
Certain rules applicable to plans designed to comply with
   Section 404(c) of ERISA                                   46


----------------------------------------------------------------
10
MORE INFORMATION                                             47
----------------------------------------------------------------
About Separate Account A                                     47
About EQ Advisors Trust                                      47
About the general account                                    48
Dates and prices at which contract events occur              48
About your voting rights                                     49
About legal proceedings                                      50
Financial statements                                         50
Distribution of contracts                                    50


----------------------------------------------------------------
11
INVESTMENT PERFORMANCE                                       51
----------------------------------------------------------------
Benchmarks                                                   51
Communicating performance data                               63

----------------------------------------------------------------
APPENDIX: CONDENSED FINANCIAL
   INFORMATION                                                A-1
----------------------------------------------------------------

----------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
----------------------------------------------------------------

Index of key words and phrases


--------
    4
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                 PAGE
active loan                       37
annuitant                         21
annuity payout option             28
beneficiary                       39
business day                      28
contract termination              20
contributions                     17
default option                    27
DOL                               27
elective deferrals                41
EQAccess                          6
ERISA                             40
fixed dollar option               25
guaranteed interest option        20
interest sweep option             25
investment options               cover


                                 PAGE
IRA                               43
IRS                               32
market value adjustment           21
Master Plan and Trust             32
participant                       21
plan termination                  20
Pooled Trust                      32
portfolio                        cover
processing office                 6
retirement account value          23
SAI                              cover
takeover loans                    27
TOPS                              6
unit                              23
unit investment trust             47
variable investment options       18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



------------------------------------------------------------------------
  PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account
------------------------------------------------------------------------

Who is Equitable Life?



----------------
  5
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

----------
   6
--------------------------------------------------------------------------------

HOW TO REACH US

You may communicate with our processing office as listed below for any of the following purposes:




--------------------------------------------
FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN
PAYMENTS, ETC.) SENT BY REGULAR MAIL:
--------------------------------------------
Equitable Life
MOMENTUM
P.O. Box 13629
Newark, NJ 07188-0629

--------------------------------------------
FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN
PAYMENTS, ETC.) SENT BY EXPRESS DELIVERY:
--------------------------------------------
Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM 13629

--------------------------------------------
FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN
PAYMENTS, ETC.) SENT BY REGULAR MAIL AND
DATA TRANSMITTED VIA AUTOMATED MEDIA
(E.G., TAPE, DISKETTE, ETC.):
--------------------------------------------
Equitable Life
MOMENTUM
P.O. Box 13094
Newark, NJ 07188

--------------------------------------------
FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN
PAYMENTS, ETC.) SENT BY EXPRESS MAIL AND
DATA TRANSMITTED VIA AUTOMATED MEDIA
(E.G., TAPE, DISKETTE, ETC.):
--------------------------------------------
Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM 13094

--------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G.,
REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------
MOMENTUM
P.O. Box 2919
New York, NY 10116

--------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G.,
REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------
MOMENTUM
200 Plaza Drive HM-1
Harmon Meadow
Secaucus, NJ 07094

--------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------
o    written confirmation of financial transactions;

o    annual statement of retirement account; and

o    semiannual statement of retirement account.

--------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT
("TOPS") AND EQACCESS SYSTEMS
------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. You may use TOPS only if your employer elects this service. A personal identification number ("PIN") will automatically be assigned to you when you enroll in your plan. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current retirement account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options; and

o    the daily unit values for the variable investment options.

----------
  7
--------------------------------------------------------------------------------

You can also:

o change your allocation percentages and/or transfer money among investment options (anticipated to be available through EQAccess by the end of 2000); and

o    change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. However, on a day that Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.

o You may use TOPS by calling toll free 1-800-821-7777. You may use EQAccess by visiting our Website at http://www.equitable and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/withdrawal service we provide upon 90 days written notice.

We reserve the right to limit access to the services if we determine that you are engaged in a market timing strategy (see "Market timing" in "Transferring your money among investment options").

----------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
----------------------------------

You may also use our toll free number (1-800-528-0204) to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and until 5:00 p.m. on Fridays, Eastern Time.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays (800-528-0204) by SPRINT personnel, who will communicate our reply back to them via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN
TRUSTEE:

(1)  address changes;

(2)  change of investment allocations;

(3)  transfers among investment options;

(4) election of the investment simplifier: automatic transfer options and retirement account value rebalancing (anticipated to be available by the end of 2000);

(5)  loan application;

(6)  withdrawal requests; and

(7)  contract termination.

----------
   8
--------------------------------------------------------------------------------

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  investment simplifier:
     -    interest sweep option;
     -    fixed-dollar option; or
     -    retirement account value rebalancing;

(2)  the date annuity payments are to begin.

SIGNATURES:

The proper person to sign forms, notices and requests is normally participant and employer or plan trustee.

MOMENTUM PLUS at a glance - key features


--------
  9
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
PROFESSIONAL           MOMENTUM PLUS' variable investment options invest in different portfolios managed by
INVESTMENT             professional investment advisers.
MANAGEMENT
------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST    o Principal and interest guarantees.
OPTION                 o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES         o On earnings               No tax on any dividends, interest or capital gains until you
                         inside the contract       make withdrawals from your contract or receive annuity
                                                   payments.
                       -------------------------------------------------------------------------------------------
                       o On transfers inside the   No tax on transfers among investment options.
                         contract
                       -------------------------------------------------------------------------------------------
                       Because you are buying a contract to fund a retirement plan that already provides tax deferral, under the Internal Revenue Code, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide necessary or additional benefits.
------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   o Partial withdrawals
                       o Automatic minimum withdrawal option
                       o Plan loans
                       o Full withdrawal
                       -------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge and/or a market value adjustment for certain withdrawals.
                       You may also incur income tax and a penalty tax.
                       -------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to your funds may be limited.
------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS         o Fixed annuity payout options
                       o Variable annuity payout options
------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Automatic transfer options
                         o Fixed-dollar option
                         o Interest sweep option
                         o Retirement account value rebalancing
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charges for benefit distributions
------------------------------------------------------------------------------------------------------------------
SERVICES WE PROVIDE    o Two plan recordkeeping options
                       o Educational materials and seminars to assist retirement planning needs of plan participants
------------------------------------------------------------------------------------------------------------------

-----
  10
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES      o We deduct a daily charge at a maximum effective annual rate of 1.35% of assets invested in variable investment options for charges and mortality and expense risks.
                      o Administrative charge:
                          Generally $30 annually per participant
                      o Plan loan charges:
                          $25 set-up fee;
                          $6 quarterly recordkeeping fee while a loan is active.
------------------------------------------------------------------------------------------------------------------
FEES AND              o Plan recordkeeping services (billed to employer):
CHARGES (CONTINUED)       $300 annually for basic recordkeeping plan;
                          Additional fee for full-service recordkeeping plan.
                      o Withdrawal charge:
                          Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service. There are other important exceptions and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.
                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                      o We deduct an administrative fee of up to $350 from amounts applied to a variable annuity payout option.
                      o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to a maximum of 1.15% annually, other expenses, and for Class IB shares
                        12b-1 fees of 0.25% annually.
                      o No sales charge deducted at the time you make contributions

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts.

Fee table



--------
 11
--------------------------------------------------------------------------------

The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, certain expenses and fees shown in this table may not apply. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The guaranteed interest option is not covered by the fee table and examples. However, the withdrawal charge, the administrative charge and any annuity administrative fee do apply to the guaranteed interest option. Also, a variable annuity administrative fee may apply when your annuity payments are to begin.



---------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
---------------------------------------------------------------------------------------
Mortality and expense risk                     1.10%
Other expenses                                 0.25%
                                               ----
Total Separate Account A annual expenses(1)    1.35%
---------------------------------------------------------------------------------------
 TRANSACTION CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE
---------------------------------------------------------------------------------------
Sales load on purchases                        None
Transfer fees                                  None
Maximum withdrawal charge (2)                  The lesser of 6% of amount withdrawn
                                               or 8.5% of contributions
Plan loan charges (3)                          $25 current ($50 maximum per loan)
                                               when loan is made
                                               + $6 per quarter
Quarterly administrative charge (4)            $7.50 Per Participant maximum
Annual basic recordkeeping charge (5)          $300 Per Plan

-----
  12
--------------------------------------------------------------------------------

EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)



                                                                                        TOTAL
                                                                                        ANNUAL
                                                                                       EXPENSES
                                                    MANAGEMENT(6)       OTHER        (AFTER EXPENSE
 CLASS IA SHARES                                        FEES          EXPENSES(6)     LIMITATION)(7)
----------------------------------------------   -----------------   -------------   ---------------
 EQ/Aggressive Stock                                    0.60%            0.04%            0.64%
 Alliance Common Stock                                  0.46%            0.04%            0.50%
 Alliance Conservative Investors                        0.60%            0.07%            0.67%
 Alliance Equity Index                                  0.25%            0.05%            0.30%
 Alliance Global                                        0.73%            0.09%            0.82%
 Alliance Growth and Income                             0.59%            0.05%            0.64%
 Alliance Growth Investors                              0.57%            0.05%            0.62%
 Alliance High Yield                                    0.60%            0.05%            0.65%
 Alliance Intermediate Government Securities            0.50%            0.07%            0.57%
 Alliance International                                 0.85%            0.20%            1.05%
 Alliance Money Market                                  0.34%            0.05%            0.39%
 Alliance Quality Bond                                  0.53%            0.05%            0.58%
 Alliance Small Cap Growth                              0.75%            0.07%            0.82%
 EQ/Balanced                                            0.57%            0.05%            0.62%


                                                                                                          TOTAL
                                                                                       OTHER             ANNUAL
                                                                                      EXPENSES           EXPENSES
                                              MANAGEMENT(6)                        (AFTER EXPENSE     (AFTER EXPENSE
 CLASS IB SHARES                                  FEES           12b-1 FEE(8)        LIMITATION)      LIMITATION)(9)
-----------------------------------------   ----------------   ----------------   ----------------   ---------------
 EQ/Alliance Premier Growth                       0.90%              0.25%              0.00%              1.15%
 EQ/Alliance Technology                           0.90%              0.25%              0.00%              1.15%
 Calvert Socially Responsible                     0.65%              0.25%              0.15%              1.05%
 Capital Guardian International                   0.85%              0.25%              0.10%              1.20%
 Capital Guardian Research                        0.65%              0.25%              0.05%              0.95%
 Capital Guardian U.S. Equity                     0.65%              0.25%              0.05%              0.95%
 EQ/Evergreen                                     0.65%              0.25%              0.05%              0.95%
 EQ/Evergreen Foundation                          0.60%              0.25%              0.10%              0.95%
 Lazard Large Cap Value                           0.65%              0.25%              0.05%              0.95%
 Lazard Small Cap Value                           0.75%              0.25%              0.10%              1.10%
 Mercury Basic Value Equity                       0.60%              0.25%              0.10%              0.95%
 Mercury World Strategy                           0.70%              0.25%              0.25%              1.20%
 MFS Emerging Growth Companies                    0.65%              0.25%              0.10%              1.00%
 MFS Growth with Income                           0.60%              0.25%              0.10%              0.95%
 MFS Research                                     0.65%              0.25%              0.05%              0.95%
 Morgan Stanley Emerging Markets Equity           1.15%              0.25%              0.35%              1.75%
 EQ/Putnam Balanced                               0.60%              0.25%              0.05%              0.90%
 EQ/Putnam Growth & Income Value                  0.60%              0.25%              0.10%              0.95%
 EQ/Putnam International Equity                   0.85%              0.25%              0.15%              1.25%
 EQ/Putnam Investors Growth                       0.65%              0.25%              0.05%              0.95%
 T. Rowe Price Equity Income                      0.60%              0.25%              0.10%              0.95%
 T. Rowe Price International Stock                0.85%              0.25%              0.15%              1.25%
 Warburg Pincus Small Company Value               0.75%              0.25%              0.10%              1.10%

-----
 13
--------------------------------------------------------------------------------

----------
Notes:
(1) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.

(2) The maximum withdrawal charge is 6% of the amount withdrawn, or 8.5% of contributions made by or on behalf of a participant, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(3) Your employer may elect to pay these charges and we reserve the right to increase them.

(4) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of your retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. We reserve the right to increase this charge upon 90 days written notice to the employer or plan trustee.

(5) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days written notice to the employer or plan trustee.


(6) The management fees shown reflect revised management fees, effective on May 1, 2000 which were approved by shareholders at a meeting on April 14, 2000. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Lazard Large Cap Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each portfolio's investment management fees that is currently in effect. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(7) On October 18, 1999, these portfolios became part of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the year ended December 31, 1998. The restated expenses reflect an increase of 0.01%.

(8) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for participants enrolled under the MOMENTUM PLUS contract.

(9) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock and EQ/Putnam International Equity; 1.20% for Capital Guardian International and Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Lazard Small Cap Value and Warburg Pincus Small Company Value; 1.05% for Calvert Socially Responsible; 1.00% for MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen; EQ/Evergreen Foundation, Lazard Large Cap Value, MFS Growth with Income, MFS Research, Mercury Basic Value Equity; EQ/Putnam Growth & Income Value, EQ/Putnam Investors Growth and T. Rowe Price Equity Income; and 0.90% for EQ/Putnam Balanced.

-----
  14
--------------------------------------------------------------------------------

     The expense limitations for EQ/Putnam Growth & Income Value, and EQ/Putnam International Equity, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income,
     T. Rowe Price International Stock and Warburg Pincus Small Company Value, portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen and Lazard Small Cap Value portfolios reflect a decrease effective on May 1, 2000.

     Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
     1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.32% for EQ/Putnam International Equity; 0.66% for Capital Guardian International; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.26% for Lazard Small Cap Value; 0.24% for Warburg Pincus Small Company Value; 4.45% for Calvert Socially Responsible; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity, 0.47% for Capital Guardian Research, 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation, 0.21% for Lazard Large Cap Value, 0.37% for MFS Growth with Income, 0.17% for MFS Research, 0.17% for Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value, 0.19% for EQ/Putnam Investors Growth; 0.21% for T. Rowe Price Equity Income and 0.28% for EQ/Putnam Balanced. Initial seed capital was invested on April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, and Capital Guardian Research portfolios and will be invested on or about May 1, 2000 for the EQ/Alliance Technology portfolio and therefore expenses have been estimated.

     Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

-----
 15
--------------------------------------------------------------------------------

EXAMPLES

The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. We also assume there is no waiver of the withdrawal charge.(1) The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge of $0.95 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer. The administrative charge used in the examples is the maximum charge. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



                                  -------------------------------------------------
                                       IF YOU WITHDRAW YOUR ENTIRE RETIREMENT
                                       ACCOUNT VALUE AND THE WITHDRAWAL
                                       CHARGE APPLIES, THE EXPENSES AT THE
                                       END OF EACH PERIOD SHOWN WOULD BE:
                                  -------------------------------------------------
                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                  ----------- ------------ ------------ -----------
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS
-----------------------------------------------------------------------------------
EQ/Aggressive Stock                 $83.56      $132.69      $184.62     $248.59
Alliance Common Stock               $82.18      $128.53      $177.66     $233.47
Alliance Conservative Investors     $83.86      $133.58      $186.10     $251.81
Alliance Equity Index               $80.21      $122.56      $167.65     $211.50
Alliance Global                     $85.34      $138.02      $193.50     $267.72
Alliance Growth and Income          $83.56      $132.69      $184.62     $248.59
Alliance Growth Investors           $83.36      $132.09      $183.63     $246.45
Alliance High Yield                 $83.66      $132.98      $185.11     $249.67
Alliance Intermediate Government
  Securities                        $82.87      $130.61      $181.14     $241.06
Alliance International              $87.60      $144.80      $204.75     $291.66
Alliance Money Market               $81.10      $125.25      $172.16     $221.44
EQ/Alliance Premier Growth          $88.59      $147.74          -           -
Alliance Quality Bond               $82.97      $130.91      $181.64     $242.14
Alliance Small Cap Growth           $85.34      $138.02      $193.50     $267.72
EQ/Alliance Technology              $88.59      $147.74
EQ/Balanced                         $83.36      $132.09      $183.63     $246.45
Calvert Socially Responsible        $87.60      $144.80          -           -
Capital Guardian International      $89.08      $149.20          -           -
Capital Guardian Research           $86.62      $141.85          -           -
Capital Guardian U.S. Equity        $86.62      $141.85          -           -
EQ/Evergreen                        $86.62      $141.85          -           -
EQ/Evergreen Foundation             $86.62      $141.85          -           -



                                  ------------------------------------------------
                                       IF YOU DO NOT WITHDRAW
                                       ANY RETIREMENT ACCOUNT VALUE,
                                       THE EXPENSES AT THE END
                                       OF EACH PERIOD SHOWN WOULD BE:
                                  ------------------------------------------------
                                     1 YEAR     3 YEARS     5 YEARS      10 YEARS
                                  ----------- ---------- ------------ ------------
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS
-----------------------------------------------------------------------------------
EQ/Aggressive Stock                  $21.87     $67.48      $115.69      $248.59
Alliance Common Stock                $20.40     $63.04      $108.24      $233.47
Alliance Conservative Investors      $22.19     $68.43      $117.28      $251.81
Alliance Equity Index                $18.31     $56.68      $ 97.52      $211.50
Alliance Global                      $23.76     $73.17      $125.20      $267.72
Alliance Growth and Income           $21.87     $67.48      $115.69      $248.59
Alliance Growth Investors            $21.66     $66.85      $114.63      $246.45
Alliance High Yield                  $21.98     $67.80      $116.22      $249.67
Alliance Intermediate Government
  Securities                         $21.14     $65.26      $111.97      $241.06
Alliance International               $26.17     $80.41      $137.25      $291.66
Alliance Money Market                $19.25     $59.54      $102.35      $221.44
EQ/Alliance Premier Growth           $27.22     $83.54          -           -
Alliance Quality Bond                $21.24     $65.58      $112.50      $242.14
Alliance Small Cap Growth            $23.76     $73.17      $125.20      $267.72
EQ/Alliance Technology               $27.22     $83.54
EQ/Balanced                          $21.66     $66.85      $114.63      $246.45
Calvert Socially Responsible         $26.17     $80.41         -            -
Capital Guardian International       $27.75     $85.11         -            -
Capital Guardian Research            $25.12     $77.26         -            -
Capital Guardian U.S. Equity         $25.12     $77.26         -            -
EQ/Evergreen                         $25.12     $77.26         -            -
EQ/Evergreen Foundation              $25.12     $77.26         -            -

-----
  16
--------------------------------------------------------------------------------


                                    -------------------------------------------------
                                        IF YOU WITHDRAW YOUR ENTIRE RETIREMENT
                                        ACCOUNT VALUE AND THE WITHDRAWAL
                                        CHARGE APPLIES, THE EXPENSES AT THE
                                        END OF EACH PERIOD SHOWN WOULD BE:
                                    -------------------------------------------------
                                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                    ----------- ------------ ------------ -----------
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS (CONTINUED)
-----------------------------------------------------------------------------------
Lazard Large Cap Value                 $86.62      $141.85         -           -
Lazard Small Cap Value                 $88.10      $146.27         -           -
Mercury Basic Value Equity             $86.62      $141.85      $199.87     $281.32
Mercury World Strategy                 $89.08      $149.20      $212.03     $306.97
MFS Emerging Growth Companies          $87.11      $143.33      $202.31     $286.50
MFS Growth with Income                 $86.62      $141.85         -           -
MFS Research                           $86.62      $141.85      $199.87     $281.32
Morgan Stanley Emerging Markets
  Equity                               $94.51      $165.23      $238.31     $361.15
EQ/Putnam Balanced                     $86.12      $140.38      $197.43     $276.11
EQ/Putnam Growth & Income
  Value                                $86.62      $141.85      $199.87     $281.32
EQ/Putnam International Equity         $89.58      $150.67         -           -
EQ/Putnam Investors Growth             $86.62      $141.85         -           -
T. Rowe Price Equity Income            $86.62      $141.85      $199.87     $281.32
T. Rowe Price International Stock      $89.58      $150.67      $214.44     $312.02
Warburg Pincus Small Company
  Value                                $88.10      $146.27      $207.18     $296.79



                                    -------------------------------------------------
                                                 IF YOU DO NOT WITHDRAW
                                             ANY RETIREMENT ACCOUNT VALUE,
                                                THE EXPENSES AT THE END
                                             OF EACH PERIOD SHOWN WOULD BE:
                                    ------------------------------------------------
                                       1 YEAR     3 YEARS     5 YEARS      10 YEARS
                                    ----------- ---------- ------------ ------------
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS (CONTINUED)
------------------------------------------------------------------------------------
Lazard Large Cap Value                 $25.12     $ 77.26           -            -
Lazard Small Cap Value                 $26.70     $ 81.98           -            -
Mercury Basic Value Equity             $25.12     $ 77.26     $132.03      $281.32
Mercury World Strategy                 $27.75     $ 85.11     $145.05      $306.97
MFS Emerging Growth Companies          $25.65     $ 78.84     $134.65      $286.50
MFS Growth with Income                 $25.12     $ 77.26          -            -
MFS Research                           $25.12     $ 77.26     $132.03      $281.32
Morgan Stanley Emerging Markets
  Equity                               $33.52     $102.22     $173.20      $361.15
EQ/Putnam Balanced                     $24.60     $ 75.69     $129.41      $276.11
EQ/Putnam Growth & Income
  Value                                $25.12     $ 77.26     $132.03      $281.32
EQ/Putnam International Equity         $28.27     $ 86.67          -            -
EQ/Putnam Investors Growth             $25.12     $ 77.26          -            -
T. Rowe Price Equity Income            $25.12     $ 77.26     $132.03      $281.32
T. Rowe Price International Stock      $28.27     $ 86.67     $147.64      $312.02
Warburg Pincus Small Company
  Value                                $26.70     $ 81.98     $139.86      $296.79

----------
(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money." In some cases, charges for state premium or other applicable taxes will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not withdraw any retirement account value" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" in "Charges and expenses."


CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 1999.

1
Contract features and benefits


----------------
  17
--------------------------------------------------------------------------------


HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

Your initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us."

If we receive your initial contribution before we receive the signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will allocate all or a portion of your initial contribution to the plan's default option. The plan's default option may be either the guaranteed interest option or Alliance Money Market option. If your instructions add up to less than 100%, we will only allocate the portion of the contribution for which we do not have instructions to the default option. If your instructions add up to more than 100%, we will allocate the entire amount of the contribution to the default option. We will then notify your employer or plan trustee and request corrected instructions. If we do not receive corrected instructions after sending three notices, but in no event later than 105 days from the date a contribution is first credited to the default option, we will return to the employer or plan trustee, whichever applies, all contributions for which notices had been sent, plus earnings.

We will return the contribution to the employer or plan trustee in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained your permission to continue to hold the contribution.
-----------------------------------------------------------------------------

Our "business day" generally is any day on which Equitable Life is open and the New York Stock Exchange is open for trading.
-----------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options available are the variable investment options and the guaranteed interest option.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Only 25 variable investment options can be active at any one time. If, at a later date, we offer additional investment options, a limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives, and their advisers.
-----------------------------------------------------------------------------

The employer or plan trustee can choose from among the variable investment options.
-----------------------------------------------------------------------------

-----
  18
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST
PORTFOLIO NAME                    OBJECTIVE                                         ADVISER
EQ/Aggressive Stock               Long-term growth of capital                       Alliance Capital Management L.P.
                                                                                    Massachusetts Financial Services Company

Alliance Common Stock             Long-term growth of capital and increasing        Alliance Capital Management L.P.
                                  income

Alliance Conservative Investors   High total return without, in the adviser's       Alliance Capital Management L.P.
                                  opinion, undue risk to principal

Alliance Equity Index             Total return (before EQ Advisors Trust and        Alliance Capital Management L.P.
                                  Separate Account A annual expenses) that
                                  approximates the total return performance of
                                  the Standard & Poor's 500 Composite Stock
                                  Price Index

Alliance Global                   Long-term growth of capital                       Alliance Capital Management L.P.

Alliance Growth and Income        High total return through a combination of        Alliance Capital Management L.P.
                                  current income and capital appreciation

Alliance Growth Investors         High total return consistent with the adviser's   Alliance Capital Management L.P.
                                  determination of reasonable risk

Alliance High Yield               High return by maximizing current income          Alliance Capital Management L.P.
                                  and, to the extent consistent with that
                                  objective, capital appreciation

Alliance Intermediate             High current income consistent with relative      Alliance Capital Management L.P.
Government Securities             stability of principal

Alliance International            Long-term growth of capital                       Alliance Capital Management L.P.

Alliance Money Market             High level of current income while preserving     Alliance Capital Management L.P.
                                  assets and maintaining liquidity

EQ/Alliance Premier Growth        Long-term growth of capital                       Alliance Capital Management L.P.

Alliance Quality Bond             High current income consistent with               Alliance Capital Management L.P.
                                  preservation of capital

Alliance Small Cap Growth         Long-term growth of capital                       Alliance Capital Management L.P.

EQ/Balanced                       High return through a combination of current      Alliance Capital Management L.P.
                                  income and capital appreciation                   Capital Guardian Trust Company
                                                                                    Prudential Investments Fund Management,
                                                                                    LLC
                                                                                    Jennison Associates, LLC

Calvert Socially Responsible      Long-term capital appreciation                    Calvert Asset Management Company, Inc.
                                                                                    and Brown Capital Management, Inc.

Capital Guardian International    Long-term growth of capital by investing          Capital Guardian Trust Company
                                  primarily in non-United States equity
                                  securities

Capital Guardian Research         Long-term growth of capital                       Capital Guardian Trust Company

Capital Guardian U.S. Equity      Long-term growth of capital                       Capital Guardian Trust Company

-----
 19
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
PORTFOLIO NAME                       OBJECTIVE                                  ADVISER
EQ/Alliance Technology               Long-term growth of capital                Alliance Capital Management L.P.

EQ/Evergreen                         Long-term growth of capital                Evergreen Asset Management Corp.

EQ/Evergreen Foundation              In order of priority, reasonable income,   Evergreen Asset Management Corp.
                                     conservation of capital, and capital
                                     appreciation

Lazard Large Cap Value               Capital appreciation                       Lazard Asset Management

Lazard Small Cap Value               Capital appreciation                       Lazard Asset Management

MFS Emerging Growth Companies        Long-term capital growth                   Massachusetts Financial Services Company

MFS Growth with Income               Reasonable current income and long-term    Massachusetts Financial Services Company
                                     growth of capital and income

MFS Research                         Long-term growth of capital and future     Massachusetts Financial Services Company
                                     income

Mercury Basic Value Equity           Capital appreciation and, secondarily,     Mercury Asset Management, US
                                     income

Mercury World Strategy               High total investment return               Mercury Asset Management, US

Morgan Stanley Emerging Markets      Long-term capital appreciation             Morgan Stanley Asset Management Inc.
Equity

EQ/Putnam Balanced                   Balanced investment                        Putnam Investment Management, Inc.

EQ/Putnam Growth & Income Value      Capital growth, current income is a        Putnam Investment Management, Inc.
                                     secondary objective

EQ/Putnam International Equity       Capital appreciation                       Putnam Investment Management, Inc.

EQ/Putnam Investors Growth           Long-term growth of capital and any        Putnam Investment Management, Inc.
                                     increased income that results from this
                                     growth

T. Rowe Price Equity Income          Substantial dividend income and also       T. Rowe Price Associates, Inc.
                                     capital appreciation

T. Rowe Price International Stock    Long-term growth of capital                Rowe Price-Fleming International, Inc.

Warburg Pincus Small Company Value   Long-term capital appreciation             Warburg Pincus Asset Management, Inc.


Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.

----------
   20
--------------------------------------------------------------------------------

GUARANTEED INTEREST OPTION

You may allocate some or all of your retirement account value to the guaranteed interest option if this investment option is available under your employer's plan. The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information."

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2000 is 4%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.

Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o    the date amounts were credited to the account, or

o    the date your employer's plan enrolled under the contract.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charge.

CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

     (a)  the plan fails to qualify under the Internal Revenue Code, or

     (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.


EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

1)   as a result of:

     o    a participant's death,

     o    attainment of the normal retirement age under the employer's plan,

     o    disability, or

     o    separation from service;

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  21
--------------------------------------------------------------------------------

2) to purchase an annuity payout option that depends on the life of an annuitant; or

3)   to satisfy the Internal Revenue Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees must give us 90 days advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.


MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that your employer's plan held retirement account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

o You will not receive less than the amounts contributed to the guaranteed interest option on your behalf plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)

You, as employer or plan trustee, can fund your plan with up to 25 active variable investment options at any one time, and a limit of 45 investment options over the life of the contract if we offer additional investment options in the

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   22
--------------------------------------------------------------------------------

future. You make your selection on the application. You may change this selection subject to our rules that we have in effect at that time.

If you choose any one of the Alliance Conservative Investors, Alliance High Yield, Alliance Intermediate Government Securities, or Alliance Quality Bond options, you must also select the Alliance Money Market option. Also, if you select the guaranteed interest option and any one of the above-listed options, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options." Lastly, if you do not select any of the above-listed options, you must elect the guaranteed interest option as a funding option.


ALLOCATING YOUR CONTRIBUTIONS

We allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Employees and employers may allocate contributions in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.

You should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

Unless restricted by your employer's plan, you can change your allocation percentages at any time. To change your allocation instructions, you can file a change of investment allocation form with your employer or plan trustee to be forwarded to our processing office. If your employer elects to use TOPS or EQ/Access, you can change your allocation percentages over the phone or over the Internet (anticipated to be available through EQAccess by the end of 2000). The change will remain in effect for future contributions unless you request another change.

2
Determining your retirement account value


----------------
  23
--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

Your "retirement account value" is the total of the amounts you have in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses."

If you make a partial or full withdrawal or if your employer terminates a plan's participation in the MOMENTUM PLUS program, your retirement account value will be reduced by any withdrawal charge and/or any market value adjustment that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.
-----------------------------------------------------------------------------
Units measure your value in each variable investment option.
-----------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions,

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii) decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans, and transfers out of the option, and charges we deduct.

3
Transferring your money among investment options

----------------
      24
--------------------------------------------------------------------------------
TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Investment Simplifier: automatic transfer options" and "Rebalancing your retirement account value" below. There is no charge for transfers or retirement account value rebalancing.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQ/Access systems to make transfers among the investment options if your employer has adopted the system (anticipated to be available through EQAccess by the end of 2000).

If your employer elects to fund your plan with the guaranteed interest option and any of the Alliance Conservative Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance Money Market, or Alliance Quality Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of:

(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.
-----------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
-----------------------------------------------------------------------------

Generally, this means that new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

If the employer or plan trustee has transferred assets to the MOMENTUM PLUS contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.

We may, at any time, restrict the use of market timers and other agents acting under a power of attorney who are acting on behalf of more than one participant. Any agreements to use market timing services to make transfers are subject to our rules in effect at that time.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.


MARKET TIMING

You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in market timing, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action, but not limited to: restricting the availability

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  25
--------------------------------------------------------------------------------

of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner."


INVESTMENT SIMPLIFIER: AUTOMATIC TRANSFER OPTIONS

Your employer can elect to provide one of two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep option." You may select one or the other, but not both.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP OPTION. Under the interest sweep option, each month we transfer the amount of interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by filing an election form with your employer or plan trustee. For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

TERMINATION OF AN AUTOMATIC TRANSFER OPTION. Automatic transfer options will terminate:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available for transfer from the guaranteed interest option has been transferred out.

o Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to terminate automatic transfers, or on the date your contract terminates.


REBALANCING YOUR RETIREMENT ACCOUNT VALUE

We anticipate offering by year-end a rebalancing feature which, subject to availability under your program, a participant may use to automatically reallocate his or her

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   26
--------------------------------------------------------------------------------

retirement account value among the variable investment options which your employer has selected for your plan. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Your entire retirement account value in the variable investment options must be included in the rebalancing program.
-----------------------------------------------------------------------------

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
-----------------------------------------------------------------------------

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the guaranteed interest option.

You may change your allocation instructions or cancel the program at any time.

4
Accessing your money



----------------
  27
--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process your withdrawal request on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59 1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information."

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if you fail to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout, and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" and "Charges that Equitable Life deducts" under "Charges and expenses."


FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the Alliance Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses."


PLAN LOANS

The contract permits your employer or plan trustee to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.

You presently may not borrow from your vested retirement account value without first obtaining a prohibited transaction exemption from the Department of Labor ("DOL") if you are:

o    a partner who owns more than 10% of the business, or

o a shareholder-employee of an S Corporation who owns more than 5% of the business.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The

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   28
--------------------------------------------------------------------------------
employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" of this prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses."

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made."

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o    the participant dies, or

o    participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

MOMENTUM PLUS offers you several choices of annuity payout options. Each of the annuity options provides for fixed annuity payments. You can choose from among the annuity

----------
  29
--------------------------------------------------------------------------------
payout options listed below. Your choices are always subject to the terms of your employers plan.
-----------------------------------------------------------------------
Annuity Payout Options               Life annuity
                                     Life annuity with period certain
                                     Life annuity with refund certain
                                     Period certain annuity
                                     Qualified joint and survivor life
-----------------------------------------------------------------------
ANNUITY PAYOUT OPTIONS

You can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of your life, and, if you die before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse.

     A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of your life, and, if you die before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to you, and after your death, continuation of income to your surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.

The MOMENTUM PLUS contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, continuation of payments to your surviving spouse.

The chart below compares the financial value of the different annuity payout options. The example assumes at the time payments commence:

o    a $100,000 initial contribution;

o    both the annuitant and the joint annuitant are 65;

o    fixed annuity rates that are currently guaranteed in the contract;

o    no state premium taxes; and

o    no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.

-----
  30
--------------------------------------------------------------------------------


                                                       AMOUNT TO BE       RATE PER
                                                        APPLIED ON        $1.00 OF       MONTHLY
                                                         ANNUITY           MONTHLY       ANNUITY
ANNUITY FORM                                           FORM ELECTED        ANNUITY       PROVIDED
-------------------------------------------------   -----------------   ------------   -----------
Life                                                    $100,000          $207.42        $482.11
5 Year Certain Life                                      100,000           208.32         480.04
10 Year Certain Life                                     100,000           211.15         473.60
15 Year Certain Life                                     100,000           216.29         462.34
20 Year Certain Life                                     100,000           224.23         445.98
100% Joint & Survivor Life                               100,000           243.17         411.23
75% Joint & Survivor Life                                100,000           234.24         426.92*
50% Joint & Survivor Life                                100,000           225.30         443.86*
100% Joint & Survivor - 5 Year Certain Life**            100,000           243.19         411.20
100% Joint & Survivor - 10 Year Certain Life**           100,000           243.37         410.90
100% Joint & Survivor - 15 Year Certain Life**           100,000           244.03         409.79
100% Joint & Survivor - 20 Year Certain Life**           100,000           245.83         406.79

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity - period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.

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  31
--------------------------------------------------------------------------------

We offer other payout options not outlined here. Your financial professional can provide details.


SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, a retirement account value must be at least $3,500. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
An annuitant is the measuring life for determining payments. You, the participant, are also an annuitant.
--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) - OVER AGE 70 1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70 1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).


AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet required minimum distributions. If you elect the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make, and certain assumptions. We assume that the funds you hold under your contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70 1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less.

5
The MOMENTUM PLUS program

----------------
      32
--------------------------------------------------------------------------------

This section is primarily directed at employers and plan trustees. Discussion in this and other sections of features of the MOMENTUM PLUS Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS Program.

The MOMENTUM PLUS program offers, according to the terms of either the Master Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Internal Revenue Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS contract before entering into the contract.


MASTER PLAN AND TRUST

As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM PLUS program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the contract.

The Master Plan and Trust consists of Internal Revenue Service ("IRS") approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Internal Revenue Code); and

o    a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c). See "Certain rules applicable to plans designed to comply with section 404(c) of ERISA" under "Tax information."

If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.


POOLED TRUST

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Master Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Master Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS contract).


TRUSTEE

Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of Chase Manhattan Bank N.A. is to serve as a party to the MOMENTUM PLUS contract. It has no responsibility for the administration of the MOMENTUM PLUS program or for any distributions or duties under the contract.



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The Master Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations, where the MOMENTUM PLUS contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.


EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

o    sending us contributions at the proper time;

o    determining the amount of all contributions for each participant;

o    maintaining all personnel records necessary for administering your plan;

o    determining who is eligible to receive benefits;

o    forwarding all the forms to us that employees are required to submit;

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o    arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of ERISA Section 404(c) if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.


ADOPTING THE MOMENTUM PLUS PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS contract. We reserve the right to amend the MOMENTUM PLUS contract without the consent of any other person to comply with laws and regulations that may apply.

6
Plan recordkeeping services



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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. If you elect the full-service recordkeeping option, you must adopt the Master Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o    accounting by participant;

o    accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL; and

o    plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o    Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o    assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o    performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Internal Revenue Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Internal Revenue Code Section 401(k) plans; and

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.

Employers or plan trustees who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


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7
Charges and expenses



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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o    A mortality and expense risk charge

o    An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o    A quarterly administrative charge.

o    A withdrawal charge when you make certain withdrawals.

o    A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin - charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.


CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks, and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option. The charge is 0.50% for mortality risks, 0.60% for expense risks and 0.25% for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.


QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value. The charge is currently equal to $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How we deduct the quarterly administrative charge" in the SAI.

We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST Corporate Trusteed, EQUI-VEST Unincorporated Trusteed, EQUI-VEST Annuitant-Owned HR-10 or MOMENTUM as a funding vehicle, and which transferred assets to this contract, if the retirement account value of the MOMENTUM PLUS account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days written notice of any increase.

You, as employer, may choose to have this quarterly administrative charge billed to you directly. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.


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CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees 90 days written notice of any increase.

There are additional charges if the employer or plan trustee elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the service used.


WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an Equitable Life contract;

o in-service withdrawals from the variable investment options following a plan termination;

o in-service withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and

o    surrenders following a contract termination.

Hardship withdrawals are never subject to a withdrawal charge.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from your retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of contributions made on behalf of the participant.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of your retirement account value is forfeited under the terms of your plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.


WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o    you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Internal Revenue Code as in effect under the Tax Reform Act of
     1986);

o the amount withdrawn is intended to satisfy the Internal Revenue Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70 1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Internal Revenue Code, including any gains or losses, and the


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     withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Internal Revenue Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.

PLAN LOAN CHARGES

We will deduct a $25 charge from your retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from your retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Internal Revenue Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

Your employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees 90 days written notice of any increase.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain applicable taxes, such as state premium taxes that may be imposed on us in your state. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

We reserve the right to deduct any applicable charge such as premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, your contract terminates, is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.

VARIABLE ANNUITY ADMINISTRATION FEE

We deduct an administrative fee of up to $350 from amounts applied to a variable annuity payout option.


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:

o    Investment advisory fees ranging from 0.25% to 1.15%.

o    12b-1 fees of 0.25% for Class IB shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in


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their unit values. For more information about these charges, please refer to the prospectus of EQ Advisors Trust.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administrations, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

8
Payment of death benefit



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DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution.


DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70 1/2.

If you die before your entire vested benefit has been distributed to you, the remainder of your benefit will be payable to your beneficiary.

Under the Master Plan and Trust and the Pooled Trust, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until your beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information."

We are not responsible for any beneficiary change request that we do not receive.


BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)  receive the death benefit in a single sum,

(b)  apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM PLUS contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions. The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

9
Tax information



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OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Internal Revenue Code and ERISA. The Internal Revenue Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Internal Revenue Code and ERISA include requirements for various features including:

o    participation, vesting and funding;

o    nondiscrimination;

o    limits on contributions and benefits;

o    distributions;

o    penalties;

o    duties of fiduciaries;

o    prohibited transactions; and

o    withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE INTERNAL REVENUE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Internal Revenue Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Internal Revenue Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide additional benefits.

THE PROVISIONS OF THE INTERNAL REVENUE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.


TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. In 2000, the employer may not consider compensation in excess of $170,000 in calculating contributions to the plan. This amount may be adjusted for cost-of-living changes in


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future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.

Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates.

A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Internal Revenue Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)  reaching of age 59 1/2,

(2)  death,

(3)  disability,

(4)  certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $7,000 ($10,500 as indexed for inflation in 2000) under all salary reduction arrangements with all employers in which the individual participates.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees. That is, they are not subject to elective deferral limits.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $80,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting and exclusive plan requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess



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amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of section 401(m) of the Internal Revenue Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor


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annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax advisor for information about your individual circumstances.


ELIGIBLE ROLLOVER DISTRIBUTION

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), or rolled over by the individual to another plan or IRA within 60 days of receipt. Death benefits received by a spousal beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o One of a series of substantially equal periodic payments is made (not less frequently than annually):

     (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or

     (b)  for a specified period of ten years or more.

o    nondeductible voluntary contributions;

o    a hardship withdrawal;

o    any distribution to the extent that it is a required distribution under
     Section 401(a)(9) of the Internal Revenue Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Internal Revenue Code;

o loans that are treated as deemed distributions under Section 72(p) of the Internal Revenue Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Internal Revenue Code; and

o    a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.

The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over



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to another qualified plan or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from the employer sponsoring the plan, if later). 5% owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made:

(1)  in a lump sum payment;

(2)  over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4)  over a period not extending beyond the life expectancy of the participant;
     or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Internal Revenue Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Internal Revenue Code and Treasury Regulations require may result in plan disqualification.



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SPOUSAL REQUIREMENTS

In the case of many qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (QJSA). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Internal Revenue Code;

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o Many plans provide that the participant's spouse must consent in writing to the loan; and

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the



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     DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS shall apply regardless of the plan administrator's guidelines.


IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


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More information

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;


(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

We will notify MOMENTUM PLUS employers if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997.

For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board


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of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio's investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, their Rule 12b-1 plan relating to the Class IB shares, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that give rise to exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.


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o    For the interest-sweep option, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees; or

o    the formal approval of independent auditors selected for EQ Advisors Trust;
     or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the participants and plan trustees, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our participants, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval or plan trustee, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


IRS DISQUALIFICATION

If a retirement plan funded by the contract is found not to qualify under federal income tax rules, we may terminate your participation in the MOMENTUM PLUS program and pay you, the plan trustee, or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.


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ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-528-0204.


DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account
A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors distribution fees of $325,380 for 1999, $325,380 for 1998 and $325,380 for 1997, as distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account A.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.


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Investment performance



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We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you.

Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all current fees and charges under the contract, including the quarterly administrative charge, if applicable, and the withdrawal charges and expenses, if applicable, but do reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all current fees and charges under the contract, but do not reflect the quarterly administrative charge, any withdrawal charge, or the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

The plan recordkeeping fee is not reflected in any of the Tables because your employer is billed directly for this fee.

In all cases the results shown are based on the actual historical investment experience of the portfolio in which the variable investment option invests. In some cases, the results shown relate to periods when the variable investment options and/or the contract were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contract that would have applied had the investment options and/or contract been available.

Finally, the results shown for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock and Alliance Money Market options for periods before those options were operated as part of a unit investment trust has been adjusted to reflect the investment advisory fee and expense structure that became applicable to Separate Account A, as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

From time to time, we may advertise different measurements of the investment performance options and/or portfolios, including the measurements reflected in the tables below.

THE PERFORMANCE SHOWN BELOW AND THE PERFORMANCE THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other charges such as the mortality and expense risks charge, other expenses, administrative charge, or any withdrawal charges under the contracts. Comparisons with these benchmarks, therefore,

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may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.
ALLIANCE EQUITY INDEX: Standard & Poor's 500 Index.
ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.
ALLIANCE GROWTH AND INCOME: 75% Standard & Poor's 500 Index and 25% Value Line Convertibles Index.
ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index. ALLIANCE HIGH YIELD: Benchmark #1 - Merrill Lynch High Yield Master Index and Benchmark #2 - Credit Suisse First Boston Global High Yield Index.
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman Intermediate Government Bond Index.
ALLIANCE INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.
ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.
EQ/AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard & Poor's Mid-Cap Total Return Index.
EQ/BALANCED: 50% Standard & Poor's 500 and 50% Lehman Government/Corporate Bond Index.
EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
EQ/ALLIANCE TECHNOLOGY: NASDAQ Composite.
ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.
ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Benchmark #1 - Russell 2000 Index Benchmark #2 - Standard & Poor's 500 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MFS EMERGING GROWTH COMPANIES: Russell 2000 Index. MFS GROWTH WITH INCOME:
Standard & Poor's 500 Index.
MFS RESEARCH: Standard & Poor's 500 Index.
MERCURY BASIC VALUE EQUITY: Standard & Poor's 500 Index.
MERCURY WORLD STRATEGY: 36% Standard & Poor's 500 Index/24% Morgan Stanley Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14% Salomon Brothers World Government Bond (excluding U.S.)/and 5% Three-Month U.S. Treasury Bill.
MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International Emerging Markets Free Price Return Index.
EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index.
EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500 Index.
EQ/PUTNAM INTERNATIONAL EQUITY: Morgan Stanley Capital International Europe, Australia, Far East Index.
EQ/PUTNAM INVESTORS GROWTH: Standard & Poor's 500 Index.
T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.
T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital International Europe, Australia, Far East Index.
WARBURG PINCUS SMALL COMPANY VALUE: Benchmark #1 - Russell 2000 Index and Benchmark #2 - Russell 2000 Value Index.
-----------------------------------------------------------------------------

LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and

-----
 53
--------------------------------------------------------------------------------

asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the MOMENTUM PLUS performance relative to other variable annuity products.

                                    TABLE 1
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999

                                                                      LENGTH OF INVESTMENT PERIOD
                                                                                                      SINCE        SINCE
                                                     1             3           5           10       OPTION      PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                       YEAR         YEARS       YEARS       YEARS     INCEPTION*   INCEPTION**
EQ/Aggressive Stock                                 8.01%        3.92%       11.45%      13.36%      14.93%       14.93%
Alliance Common Stock                              13.79%       21.93%       23.56%      15.09%      15.44%       11.09%
Alliance Conservative Investors                     0.11%        6.47%        7.50%       6.36%       5.97%        6.44%
Alliance Equity Index                               9.42%       20.92%       23.38%                  21.27%       19.94%
Alliance Global                                    25.91%       17.38%       15.90%      12.27%      14.11%       10.99%
Alliance Growth and Income                          7.85%       15.97%       17.41%                  14.33%       13.42%
Alliance Growth Investors                          15.05%       14.66%       15.39%      13.67%      12.32%       13.70%
Alliance High Yield                               (12.16)%      (2.64)%       4.95%       6.81%       4.05%        5.98%
Alliance Intermediate Government Securities        (8.98)%      (0.55)%       1.58%                   2.00%        2.76%
Alliance International                             25.23%        7.87%                                7.74%        8.07%
Alliance Money Market                              (4.58)%      (0.31)%       0.62%       1.70%       3.24%        3.24%
Alliance Quality Bond                             (10.93)%      (0.41)%       2.63%         -         1.82%        1.49%
Alliance Small Cap Growth                          16.26%          -            -           -         7.49%       11.36%
EQ/Balanced                                         7.06%       10.83%       11.56%       8.22%       9.51%        9.51%
MFS Emerging Growth Companies                      59.52%          -            -           -        38.77%       41.77%
MFS Research                                       11.90%          -            -           -        15.18%       17.45%
Mercury Basic Value Equity                          8.11%          -            -           -         7.79%       10.30%
Mercury World Strategy                             10.29%          -            -           -         4.19%        5.93%
Morgan Stanley Emerging Markets Equity             80.97%          -            -           -        (0.44)%      (0.44)%
EQ/Putnam Balanced                                 (9.07)%         -            -           -         2.39%        3.65%
EQ/Putnam Growth & Income Value                   (10.34)%         -            -           -         2.26%        4.03%
T. Rowe Price Equity Income                        (5.88)%         -            -           -         4.95%        6.57%
T. Rowe Price International Stock                  19.86%          -            -           -         8.20%        9.33%
Warburg Pincus Small Company Value                 (7.47)%         -            -           -        (4.79)%      (2.37)%

Notes to Table 1 are on following page.

-----
  54
--------------------------------------------------------------------------------

----------
* The variable option inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth and Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94). Alliance Small Cap Growth (6/2/97), MFS Research (6/2/97), MFS Emerging Growth Companies (6/2/97), Mercury Basic Value Equity (6/2/97), Mercury World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), and Warburg Pincus Small Company Value (6/2/97). The inception dates for the variable investment options that became available after 12/31/98 and are therefore not shown in this table are: EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth (8/30/99) and EQ/Alliance Technology (5/1/00).

** The portfolio inception dates for the underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
     EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/1/68), Alliance Conservative Investors (10/2/89), Alliance Equity Index (3/1/94), Alliance Global (8/27/87), Alliance Growth and Income (10/1/93), Alliance Growth Investors (10/2/89), Alliance High Yield (1/2/87), Alliance Intermediate Government Securities (4/1/91), Alliance International (4/3/95), Alliance Money Market (5/11/82), Alliance Quality Bond (10/1/93), Alliance Small Cap Growth (5/1/97), MFS Emerging Growth Companies (5/1/97), MFS Research (5/1/97), Mercury Basic Value Equity (5/1/97), Mercury World Strategy (5/1/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (5/1/97), EQ/Putnam Growth & Income Value (5/1/97), EQ/Putnam International Equity (5/1/97), EQ/Putnam Investors Growth (5/1/97), T. Rowe Price Equity Income (5/1/97), T. Rowe Price International Stock (5/1/97), and Warburg Pincus Small Company Value (5/1/97); Lazard Large Cap Value and Lazard Small Cap Value (12/31/97); EQ/Putnam International Equity and EQ/Putnam Investors Growth (5/1/97); EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income (12/31/98) are not included because the variable investment options that correspond to the portfolios became available after 12/31/98. The inception dates for the portfolios that became available after 12/31/98 and are therefore not shown in the tables are: EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research and Capital Guardian International (4/30/99); Calvert Socially Responsible (8/30/99); and EQ/Alliance Technology (5/1/00).

-----
 55
--------------------------------------------------------------------------------

                                     TABLE 2
       GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999

                                                                     LENGTH OF INVESTMENT PERIOD
                                                                                                         SINCE
                                                     1              3            5             10      PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                      YEAR          YEARS         YEARS         YEARS      INCEPTION*
EQ/Aggressive Stock                             $1,080.14     $1,122.23     $1,719.21     $3,504.29    $ 8,852.72
Alliance Common Stock                           $1,137.88     $1,812.54     $2,880.00     $4,078.37    $27,264.46
Alliance Conservative Investors                 $1,001.11     $1,206.89     $1,435.62     $1,852.43    $ 1,896.01
Alliance Equity Index                           $1,094.18     $1,768.14     $2,858.65                  $ 2,890.87
Alliance Global                                 $1,259.09     $1,617.47     $2,090.96     $3,180.26    $ 3,622.46
Alliance Growth and Income                      $1,078.53     $1,559.79     $2,230.81                  $ 2,197.18
Alliance Growth Investors                       $1,150.52     $1,507.39     $2,045.77     $3,602.57    $ 3,729.54
Alliance High Yield                             $  878.43     $  922.82     $1,273.11     $1,932.86    $ 2,128.17
Alliance Intermediate Government Securities     $  910.17     $  983.72     $1,081.58                  $ 1,269.24
Alliance International                          $1,252.35     $1,255.06                                $ 1,445.69
Alliance Money Market                           $  954.17     $  990.62     $1,031.53     $1,183.88    $ 1,754.62
Alliance Quality Bond                           $  890.72     $  987.85     $1,138.68                  $ 1,096.74
Alliance Small Cap Growth                       $1,162.60                                              $ 1,333.02
EQ/Balanced                                     $1,070.64     $1,361.30     $1,727.93     $2,202.85    $ 4,150.55
MFS Emerging Growth Companies                   $1,595.23         -             -             -        $ 2,540.58
MFS Research                                    $1,119.00         -             -             -        $ 1,536.66
Mercury Basic Value Equity                      $1,081.06         -             -             -        $ 1,299.51
Mercury World Strategy                          $1,102.92         -             -             -        $ 1,166.38
Morgan Stanley Emerging Markets Equity          $1,809.74         -             -             -        $   989.70
EQ/Putnam Balanced                              $  909.26         -             -             -        $ 1,100.39
EQ/Putnam Growth & Income Value                 $  896.56         -             -             -        $ 1,111.39
T. Rowe Price Equity Income                     $  941.21         -             -             -        $ 1,185.39
T. Rowe Price International Stock               $1,198.58         -             -             -        $ 1,268.99
Warburg Pincus Small Company Value              $  925.27         -             -             -        $   937.82

----------
*    Portfolio inception dates are shown in Table 1.

-----
  56
--------------------------------------------------------------------------------

                                     TABLE 3
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

                                                                                                            SINCE
                                                                                                         PORTFOLIO
                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS      20 YEARS     INCEPTION*
 EQ/AGGRESSIVE STOCK                    17.24%        8.23%        14.69%        14.99%          -           16.11%
  Lipper Mid-Cap Growth                 51.65%       24.68%        19.97%        14.78%          -           15.86%
  Benchmark                             18.09%       17.48%        19.92%        15.41%          -           14.58%
 ALLIANCE COMMON STOCK                  23.50%       26.19%        26.34%        17.01%        16.89%        12.42%
  Lipper Growth                         29.78%       26.87%        25.55%        16.90%        15.83%        15.16%
  Benchmark                             21.03%       27.56%        28.56%        18.21%        17.88%        16.19%
 ALLIANCE CONSERVATIVE INVESTORS         8.66%       10.89%        10.94%         8.45%          -            8.52%
  Lipper Income                          4.42%       11.65%        13.70%        10.10%          -           10.15%
  Benchmark                              4.19%       12.07%        13.60%        10.75%          -           10.68%
 ALLIANCE EQUITY INDEX                  18.76%       25.20%        26.11%          -             -           21.98%
  Lipper S&P 500 Index Funds            19.36%       25.86%        26.81%          -             -           23.89%
  Benchmark                             21.03%       27.56%        28.56%          -             -           24.14%
 ALLIANCE GLOBAL                        36.66%       21.80%        19.08%        14.27%          -           12.92%
  Lipper Global                         44.62%       23.92%        20.57%        11.65%          -           11.06%
  Benchmark                             24.93%       21.61%        19.76%        11.42%          -           10.74%
 ALLIANCE GROWTH AND INCOME             17.06%       20.40%        20.41%          -             -           15.55%
  Lipper Growth & Income                12.90%       17.23%        20.50%          -             -           16.45%
  Benchmark                             20.71%       23.10%        25.01%          -             -           18.77%
 ALLIANCE GROWTH INVESTORS              24.87%       19.13%        18.55%        15.49%          -           15.49%
  Lipper Flexible Portfolio             10.45%       14.19%        15.15%        11.65%          -           11.68%
  Benchmark                             13.77%       20.90%        22.15%        15.13%          -           15.15%
 ALLIANCE HIGH YIELD                    (4.66)%       1.40%         8.38%         8.74%          -            7.88%
  Lipper High Yield                      3.65%        4.82%         8.59%         9.61%          -            7.79%
  Benchmark #1                           1.57%        5.91%         9.61%        10.79%          -            9.99%
  Benchmark #2                           3.28%        5.37%         9.07%        11.06%          -           10.04%
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                            (1.21)%       3.58%         4.93%          -             -            4.84%
  Lipper U.S. Government                (2.60)%       4.04%         5.81%          -             -            5.89%
  Benchmark                              0.49%        5.50%         6.93%          -             -            6.79%

----------
*    Portfolio inception dates are shown in Table 1.

-----
 57
--------------------------------------------------------------------------------

                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



                                                                                                         SINCE
                                                                                                      PORTFOLIO
                                         1 YEAR       3 YEARS      5 YEARS    10 YEARS    20 YEARS    INCEPTION*
 ALLIANCE INTERNATIONAL                  35.93%         12.35%         -          -           -         11.60%
  Lipper International                   43.24%         18.74%         -          -           -         16.13%
  Benchmark                              26.96%         15.74%         -          -           -         13.11%
 ALLIANCE MONEY MARKET                    3.56%          3.82%       3.94%       3.76%        -          5.24%
  Lipper Money Market                     3.78%          4.05%       4.16%       3.96%        -          5.70%
  Benchmark                               4.74%          5.01%       5.20%       5.06%        -          6.65%
 ALLIANCE QUALITY BOND                   (3.32)%         3.73%       6.01%        -           -          3.54%
  Lipper Corporate Bond BBB-Rated        (2.56)%         4.06%       6.53%        -           -          4.36%
  Benchmark                              (0.82)%         5.73%       7.73%        -           -          5.64%
 ALLIANCE SMALL CAP GROWTH               26.19%            -           -          -           -         16.29%
  Lipper Small-Cap                       34.26%            -           -          -           -         19.49%
  Benchmark                              43.09%            -           -          -           -         25.88%
 EQ/BALANCED                             16.20%         15.38%      14.86%      10.29%        -         11.15%
  Lipper Balanced                        10.45%         14.19%      15.15%      11.65%        -         11.09%
  Benchmark                               9.07%         16.47%      17.93%      13.04%        -         13.19%
 LAZARD LARGE CAP VALUE                   2.14%            -           -          -           -          9.71%
  Lipper Capital Appreciation            43.66%            -           -          -           -         32.61%
  Benchmark                              21.03%            -           -          -           -         24.76%
 LAZARD SMALL CAP VALUE                   0.37%            -           -          -           -         (4.22)%
  Lipper Small Cap                       34.26%            -           -          -           -         16.02%
  Benchmark                              21.26%            -           -          -           -          8.70%
 MFS EMERGING GROWTH COMPANIES           71.33%            -           -          -           -         46.27%
  Lipper Mid-Cap                         51.65%            -           -          -           -         32.50%
  Benchmark                              21.26%            -           -          -           -         16.99%
 MFS RESEARCH                            21.45%            -           -          -           -         22.27%
  Lipper Growth                          29.78%            -           -          -           -         29.33%
  Benchmark                              21.03%            -           -          -           -         27.36%
 MERCURY BASIC VALUE EQUITY              17.34%            -           -          -           -         15.19%
  Lipper Growth & Income                 12.90%            -           -          -           -         18.00%
  Benchmark                              21.03%            -           -          -           -         27.36%
 MERCURY WORLD STRATEGY                  19.71%            -           -          -           -         10.62%
  Lipper Global Flexible Portfolio       12.93%            -           -          -           -         11.91%
  Benchmark                              13.07%            -           -          -           -         16.18%

----------
*    Portfolio inception dates are shown in Table 1.

-----
  58
--------------------------------------------------------------------------------

                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



                                                                                                         SINCE
                                                                                                      PORTFOLIO
                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS    20 YEARS    INCEPTION*
 MORGAN STANLEY EMERGING MARKETS
  EQUITY                                   93.10%         -           -           -           -           4.27%
  Lipper Emerging Markets                  82.53%         -           -           -           -           2.90%
  Benchmark                                66.41%         -           -           -           -          (0.88)%
 EQ/PUTNAM BALANCED
  Lipper Balanced                           8.69%         -           -           -           -          13.91%
  Benchmark                                11.39%         -           -           -           -          18.81%
 EQ/PUTNAM GROWTH & INCOME VALUE           (2.69)%        -           -           -           -           8.63%
  Lipper Growth & Income                   12.90%         -           -           -           -          18.00%
  Benchmark                                21.03%         -           -           -           -          27.36%
 EQ/PUTNAM INTERNATIONAL EQUITY            58.09%         -           -           -           -          29.90%
  Lipper International                     43.24%         -           -           -           -          20.38%
  Benchmark                                26.96%         -           -           -           -          18.32%
 EQ/PUTNAM INVESTORS GROWTH                28.49%         -           -           -           -          32.25%
  Lipper Growth                            29.78%         -           -           -           -          29.33%
  Benchmark                                21.03%         -           -           -           -          27.36%
 T. ROWE PRICE EQUITY INCOME                2.16%         -           -           -           -          11.29%
  Lipper Equity Income                      6.90%         -           -           -           -          14.28%
  Benchmark                                21.03%         -           -           -           -          27.36%
 T. ROWE PRICE INTERNATIONAL STOCK         30.09%         -           -           -           -          14.17%
  Lipper International                     43.24%         -           -           -           -          20.38%
  Benchmark                                26.96%         -           -           -           -          18.32%
 WARBURG PINCUS SMALL COMPANY VALUE         0.43%         -           -           -           -           1.94%
  Lipper Small-Cap                         34.26%         -           -           -           -          24.22%
  Benchmark #1                             21.56%         -           -           -           -          16.99%
  Benchmark #2                             (1.49)%        -           -           -           -           7.06%

----------
* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as of month-end closest to the actual date of portfolio inception.

-----
 59
--------------------------------------------------------------------------------

                                     TABLE 4
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



                                                                                                                 SINCE
                                                                                                              PORTFOLIO
                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS        20 YEARS     INCEPTION*
 EQ/AGGRESSIVE STOCK                    17.24%         26.79%        98.47%        304.37%                       938.40%
  Lipper Mid-Cap Growth                 51.65%        102.87%       158.98%        311.69%            -          683.45%
  Benchmark                             18.09%         62.12%       147.96%        319.19%            -          595.55%
 ALLIANCE COMMON STOCK                  23.50%        100.95%       221.88%        381.12%       2,167.20%     3,853.15%
  Lipper Growth                         29.78%        106.30%       216.51%        386.68%       1,816.52%     2,838.39%
  Benchmark                             21.03%        107.56%       251.12%        432.78%       2,584.39%     3,555.48%
 ALLIANCE CONSERVATIVE INVESTORS         8.66%         36.35%        68.08%        125.05%                       131.23%
  Lipper Income                          4.42%         39.31%        91.71%        163.35%            -          169.02%
  Benchmark                              4.19%         40.74%        89.21%        177.71%            -          186.90%
 ALLIANCE EQUITY INDEX                  18.76%         96.23%       218.96%                                      218.79%
  Lipper S&P 500 Index Funds            19.36%         99.37%       227.98%           -               -          242.77%
  Benchmark                             21.03%        107.56%       251.12%           -               -          253.66%
 ALLIANCE GLOBAL                        36.66%         80.69%       139.43%        279.50%                       348.03%
  Lipper Global                         44.62%         93.38%       162.57%        205.54%            -          273.03%
  Benchmark                             24.93%         79.83%       146.35%        194.99%            -          252.80%
 ALLIANCE GROWTH AND INCOME             17.06%         74.53%       153.06%                           -          146.75%
  Lipper Growth & Income                12.90%         62.52%       157.04%           -               -          158.01%
  Benchmark                             20.71%         86.55%       205.26%           -               -          204.09%
 ALLIANCE GROWTH INVESTORS              24.87%         69.06%       134.11%        322.07%            -          337.48%
  Lipper Flexible Portfolio             10.45%         49.38%       103.90%        204.29%            -          211.11%
  Benchmark                             13.77%         76.71%       171.92%        309.28%            -          352.50%
 ALLIANCE HIGH YIELD                    (4.66)%         4.26%        49.51%        131.20%            -          168.07%
  Lipper High Yield                      3.65%         15.25%        51.19%        151.82%            -          166.74%
  Benchmark #1                           1.57%         18.80%        58.22%        178.72%            -          245.03%
  Benchmark #2                           3.28%         17.00%        54.39%        185.43%            -          246.92%
 ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES                 (1.21)%        11.14%        27.19%           -               -           51.27%
  Lipper U.S. Government                (2.60)%        12.55%        32.56%           -               -           64.40%
  Benchmark                              0.49%         17.43%        39.81%           -               -           77.41%

----------
* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as of month-end closest to the actual date of portfolio inception.

-----
  60
--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



                                                                                                              SINCE
                                                                                                           PORTFOLIO
                                         1 YEAR       3 YEARS       5 YEARS      10 YEARS     20 YEARS     INCEPTION*
 ALLIANCE INTERNATIONAL                  35.93%         41.80%          -            -           -            68.33%
  Lipper International                   43.24%         69.17%          -            -           -           103.07%
  Benchmark                              26.96%         55.06%          -            -           -            79.52%
 ALLIANCE MONEY MARKET                    3.56%         11.92%        21.31%       44.67%        -           146.21%
  Lipper Money Market                     3.78%         12.64%        22.65%       47.52%        -           178.18%
  Benchmark                               4.74%         15.79%        28.88%       63.79%                    229.35%
 ALLIANCE QUALITY BOND                   (3.32)%        11.61%        33.91%         -           -            24.31%
  Lipper Corporate Bond A-Rated          (2.56)%        12.69%        37.39%         -           -            30.19%
  Benchmark                              (0.82)%        18.20%        45.12%         -           -            40.97%
 ALLIANCE SMALL CAP GROWTH               26.19%           -             -            -           -            49.59%
  Lipper Small-Cap                       34.26%           -             -            -           -            62.98%
  Benchmark                              43.09%           -             -            -           -            84.91%
 EQ/BALANCED                             16.20%         53.60%        99.89%      166.40%                    424.36%
  Lipper Balanced                        10.45%         49.38%       103.90%      204.29%        -           335.16%
  Benchmark                               9.07%         58.00%       128.08%      240.54%        -           558.00%
 LAZARD LARGE CAP VALUE                   2.14%           -             -            -           -            20.36%
  Lipper Capital Appreciation            43.66%           -             -            -           -            79.44%
  Benchmark                              21.03%           -             -            -           -            55.65%
 LAZARD SMALL CAP VALUE                   0.37%           -             -            -           -            (8.26)%
  Lipper Small Cap                       34.26%           -             -            -           -            37.82%
  Benchmark                              21.26%           -             -            -           -            18.17%
 MFS EMERGING GROWTH COMPANIES           71.33%           -             -            -           -           175.86%
  Lipper Mid-Cap                         51.65%           -             -            -           -           120.85%
  Benchmark                              21.26%           -             -            -           -            52.05%
 MFS RESEARCH                            21.45%           -             -            -           -            71.01%
  Lipper Growth                          29.78%           -             -            -           -           101.13%
  Benchmark                              21.03%           -             -            -           -            90.75%
 MERCURY BASIC VALUE EQUITY              17.34%           -             -            -           -            45.84%
  Lipper Growth & Income                 12.90%           -             -            -           -            56.85%
  Benchmark                              21.03%           -             -            -           -            90.75%
 MERCURY WORLD STRATEGY                  19.71%           -             -            -           -            30.90%
  Lipper Global Flexible Portfolio       12.93%           -             -            -           -            35.69%
  Benchmark                              13.07%           -             -            -           -            49.16%

----------
*    Portfolio inception dates are shown in table 1.

-----
 61
--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



                                                                                                          SINCE
                                                                                                       PORTFOLIO
                                          1 YEAR      3 YEARS     5 YEARS     10 YEARS     20 YEARS    INCEPTION*
 MORGAN STANLEY EMERGING
  MARKETS EQUITY                          93.10%          -           -           -            -         10.40%
  Lipper Emerging Markets                 82.53%          -           -           -            -          7.48%
  Benchmark                               66.41%          -           -           -            -          5.32%
 EQ/PUTNAM BALANCED                       (1.31)%         -           -           -            -         23.50%
  Lipper Balanced                          8.69%          -           -           -            -         42.44%
  Benchmark                               11.39%          -           -           -            -         61.21%
 EQ/PUTNAM GROWTH & INCOME
  VALUE                                   (2.69)%         -           -           -            -         24.73%
  Lipper Growth & Income                  12.90%          -           -           -            -         56.85%
  Benchmark                               21.03%          -           -           -            -         90.75%
 EQ/PUTNAM INTERNATIONAL EQUITY           58.09%          -           -           -            -        100.98%
  Lipper International                    43.24%          -           -           -            -         65.44%
  Benchmark                               26.96%          -           -           -            -         56.70%
 EQ/PUTNAM INVESTORS GROWTH               28.49%          -           -           -            -        110.85%
  Lipper Growth                           29.78%          -           -           -            -        101.13%
  Benchmark                               21.03%          -           -           -            -         90.75%
 T. ROWE PRICE EQUITY INCOME               2.16%          -           -           -            -         33.04%
  Lipper Equity Income                     6.90%          -           -           -            -         43.31%
  Benchmark                               21.03%          -           -           -            -         90.75%
 T. ROWE PRICE INTERNATIONAL STOCK        30.09%          -           -           -            -         42.42%
  Lipper International                    43.24%          -           -           -            -         65.44%
  Benchmark                               26.96%          -           -           -            -         56.70%
 WARBURG PINCUS SMALL COMPANY
  VALUE                                    0.43%          -           -           -            -          5.25%
  Lipper Small-Cap                        34.26%          -           -           -            -         83.94%
  Benchmark #1                            21.26%          -           -           -            -         52.05%
  Benchmark #2                            (1.49)%         -           -           -            -         19.99%

----------
*    Portfolio inception dates are shown in Table 1.

-----
  62
--------------------------------------------------------------------------------
                                     TABLE 5
                          YEAR-BY-YEAR RATES OF RETURN

                                  1989         1990        1991         1992           1993
EQ/AGGRESSIVE STOCK              42.87%        5.73%      84.57%        (4.47)%       15.17%
ALLIANCE COMMON STOCK            24.20%       (9.17)%     35.95%         1.82%        23.11%
ALLIANCE CONSERVATIVE
  INVESTORS                       2.75%+       4.97%      18.23%         4.36%         9.27%
ALLIANCE EQUITY INDEX              -            -           -             -             -
ALLIANCE GLOBAL                  25.02%       (7.33)%     28.79%        (1.86)%       30.34%
ALLIANCE GROWTH AND
  INCOME                           -            -           -             -           (0.59)%+
ALLIANCE GROWTH INVESTORS         3.65%+       9.12%      46.90%         3.52%        13.71%
ALLIANCE HIGH YIELD               3.71%       (2.43)%     22.78%        10.80%        21.48%
ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES            -            -         10.94%+        4.17%         9.09%
ALLIANCE INTERNATIONAL             -            -           -             -             -
ALLIANCE MONEY MARKET             7.78%        6.89%       4.77%         2.16%         1.58%
ALLIANCE QUALITY BOND              -            -           -             -           (0.84)%+
ALLIANCE SMALL CAP GROWTH          -            -           -             -             -
EQ/BALANCED                      24.72%       (1.33)%     40.16%        (4.15)%       10.80%
MFS EMERGING GROWTH
  COMPANIES                        -            -           -             -             -
MFS RESEARCH                       -            -           -             -             -
MERCURY BASIC VALUE EQUITY         -            -           -             -             -
MERCURY WORLD STRATEGY             -            -           -             -             -
MORGAN STANLEY EMERGING
  MARKETS EQUITY                   -            -           -             -             -
EQ/PUTNAM BALANCED                 -            -           -             -             -
EQ/PUTNAM GROWTH &
  INCOME VALUE                     -            -           -             -             -
T. ROWE PRICE EQUITY INCOME        -            -           -             -             -
T. ROWE PRICE INTERNATIONAL
  STOCK                            -            -           -             -             -
WARBURG PINCUS SMALL
  COMPANY VALUE                    -            -           -             -             -

                                   1994         1995        1996          1997           1998         1999
EQ/AGGRESSIVE STOCK               (5.11)%      29.87%       20.54%         9.31%         (1.07)%     17.24%
ALLIANCE COMMON STOCK             (3.46)%      30.67%       22.59%        27.47%         27.64%      23.50%
ALLIANCE CONSERVATIVE
  INVESTORS                       (5.39)%      18.78%        3.78%        11.70%         12.34%       8.66%
ALLIANCE EQUITY INDEX             (0.05)%+     34.65%       20.72%        30.78%         26.34%      18.76%
ALLIANCE GLOBAL                    3.81%       17.22%       13.04%        10.04%         20.16%      36.66%
ALLIANCE GROWTH AND
  INCOME                          (1.91)%      22.40%       18.46%        25.05%         19.23%      17.06%
ALLIANCE GROWTH INVESTORS         (4.44)%      24.68%       11.09%        15.21%         17.52%      24.87%
ALLIANCE HIGH YIELD               (4.09)%      18.30%       21.22%        16.87%         (6.43)%     (4.66)%
ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES           (5.66)%      11.80%        2.36%         5.84%          6.29%      (1.21)%
ALLIANCE INTERNATIONAL               -          9.59%+       8.32%        (4.36)%         9.08%      35.93%
ALLIANCE MONEY MARKET              2.62%        4.32%        3.90%         3.99%          3.92%       3.56%
ALLIANCE QUALITY BOND             (6.38)%      15.45%        3.93%         7.67%          7.22%      (3.32)%
ALLIANCE SMALL CAP GROWTH            -            -            -          25.54%+        (5.57)%     26.19%
EQ/BALANCED                       (9.26)%      18.14%       10.16%        13.44%         16.52%      16.20%
MFS EMERGING GROWTH
  COMPANIES                          -            -            -          21.34%+        32.70%      71.33%
MFS RESEARCH                         -            -            -          15.01%+        22.43%      21.45%
MERCURY BASIC VALUE EQUITY           -            -            -          15.97%+         7.18%      17.34%
MERCURY WORLD STRATEGY               -            -            -           3.77%+         5.38%      19.71%
MORGAN STANLEY EMERGING
  MARKETS EQUITY                     -            -            -         (20.59)%+      (28.01)%     93.10%
EQ/PUTNAM BALANCED                   -            -            -          13.46%+        10.30%      (1.31)%
EQ/PUTNAM GROWTH &
  INCOME VALUE                       -            -            -          15.17%+        11.30%      (2.69)%
T. ROWE PRICE EQUITY INCOME          -            -            -          21.04%+         7.60%       2.16%
T. ROWE PRICE INTERNATIONAL
  STOCK                              -            -            -          (2.39)%+       12.16%      30.09%
WARBURG PINCUS SMALL
  COMPANY VALUE                      -            -            -          18.06%+       (11.22)%      0.43%

----------
+ Return for these portfolios represent less than 12 months of performance. The returns are as of each portfolio's inception date as shown in Table 1.

----------
  63
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:


------------------------------------------------------------------------------
Barron's                                      Money Management Letter
Morningstar's Variable Annuity Sourcebook     Investment Dealers Digest
Business Week                                 National Underwriter
Forbes                                        Pension & Investments
Fortune                                       USA Today
Institutional Investor                        Investor's Business Daily
Money                                         The New York Times
Kiplinger's Personal Finance                  The Wall Street Journal
Financial Planning                            The Los Angeles Times
Investment Adviser                            The Chicago Tribune
Investment Management Weekly
------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option. The current yields and effective yields assume the deduction of all contract charges and expenses other than the quarterly administrative charge, withdrawal charge and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. For more information, see "Alliance Money Market option yield information" and "Other yield information" in the SAI.

Appendix: Condensed financial information


--------
 A-1
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION



                                                                          FOR THE YEARS ENDING
                                            1993        1994        1995        1996        1997        1998        1999
EQ/AGGRESSIVE STOCK
 Unit value                               $105.90     $100.49     $130.50     $157.31     $171.96     $170.12     $199.45
 Number of units outstanding (000's)           12         350         718       1,070       1,220       1,098         878
ALLIANCE COMMON STOCK
 Unit value                               $105.01     $101.38     $132.47     $162.39     $207.00     $264.22     $326.32
 Number of units outstanding (000's)           12         330         706       1,039       1,192       1,133       1,032
ALLIANCE CONSERVATIVE INVESTORS
 Unit value                               $ 98.60     $ 93.29     $110.81     $114.99     $128.45     $144.30     $156.79
 Number of units outstanding (000's)           10          92         129         136         125         121         100
ALLIANCE EQUITY INDEX
 Unit value                                     -     $100.94     $135.92     $164.08     $214.58     $271.11     $321.97
 Number of units outstanding (000's)            -           3          44         128         231         283         304
ALLIANCE GLOBAL
 Unit value                               $102.14     $106.04     $124.30     $140.51     $154.62     $185.78     $253.89
 Number of units outstanding (000's)            8         223         391         459         464         408         353
ALLIANCE GROWTH AND INCOME
 Unit value                                     -     $ 99.06     $121.25     $143.63     $179.60     $214.14     $250.67
 Number of units outstanding (000's)            -           9          67         121         183         209         217
ALLIANCE GROWTH INVESTORS
 Unit value                               $101.99     $ 97.45     $121.49     $134.95     $155.46     $182.69     $228.14
 Number of units outstanding (000's)           13         188         375         508         553         509         427
ALLIANCE HIGH YIELD
 Unit value                               $106.74     $102.37     $121.10     $146.80     $171.56     $160.53     $153.05
 Number of units outstanding (000's)            1          38          70          94         110         100          82
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES
 Unit value                               $100.44     $ 94.76     $105.94     $108.45     $114.78     $122.00     $120.52
 Number of units outstanding (000's)            1          64          88          81          77          76          63
ALLIANCE INTERNATIONAL
 Unit value                                     -           -     $104.15     $112.81     $107.89     $117.68     $159.96
 Number of units outstanding (000's)            -           -           3          54          85          87          84

-----
  A-2
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


                                                                          FOR THE YEARS ENDING
                                            1993         1994         1995         1996         1997         1998       1999
ALLIANCE MONEY MARKET
 Unit value                               $100.47      $103.10      $107.55      $111.75      $116.21      $120.76    $125.06
 Number of units outstanding (000's)           62          474          299          307          325          322       331
EQ/ALLIANCE PREMIER GROWTH
 Unit Value                                     -            -            -            -            -            -    $116.36
 Number of units outstanding (000's)            -            -            -            -            -            -         6
ALLIANCE QUALITY BOND
 Unit value                                     -      $ 99.07      $114.38      $118.87      $127.99      $137.23    $132.67
 Number of units outstanding (000's)            -            3           17           28           37           47        41
ALLIANCE SMALL CAP GROWTH
 Unit value                                     -            -            -            -      $125.54      $118.55    $149.59
 Number of units outstanding (000's)            -            -            -            -            8           41        34
EQ/BALANCED
 Unit value                               $101.63      $ 92.22      $108.95      $120.01      $136.14      $158.63    $184.34
 Number of units outstanding (000's)            9          188          336          417          439          375       321
CALVERT SOCIALLY RESPONSIBLE
 Unit Value                                     -            -            -            -            -            -    $107.57
 Number of units outstanding (000's)            -            -            -            -            -            -         -
CAPITAL GUARDIAN INTERNATIONAL
 Unit Value                                     -            -            -            -            -            -    $129.55
 Number of units outstanding (000's)            -            -            -            -            -            -         -
CAPITAL GUARDIAN RESEARCH
 Unit Value                                     -            -            -            -            -            -    $106.78
 Number of units outstanding (000's)            -            -            -            -            -            -         -
CAPITAL GUARDIAN U.S. EQUITY
 Unit Value                                     -            -            -            -            -            -    $101.64
 Number of units outstanding (000's)           --            -            -            -            -            -         -
EQ/EVERGREEN
 Unit Value                                     -            -            -            -            -            -    $106.57
 Number of units outstanding (000's)            -            -            -            -            -            -         -

-----
 A-3
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


                                                                FOR THE YEARS ENDING
                                          1993     1994     1995     1996     1997     1998         1999
 EQ/EVERGREEN FOUNDATION
  Unit Value                                 -        -        -        -        -          -     $105.15
  Number of units outstanding (000's)        -        -        -        -        -          -           -
 LAZARD SMALL CAP
  Unit Value                                 -        -        -        -        -          -     $ 97.34
  Number of units outstanding (000's)        -        -        -        -        -          -           -
 MFS EMERGING GROWTH COMPANIES
  Unit value                                 -        -        -        -        -    $107.73     $184.57
  Number of units outstanding (000's)        -        -        -        -        -          7          87
 MFS GROWTH WITH INCOME
  Unit Value                                 -        -        -        -        -          -     $104.48
  Number of units outstanding (000's)        -        -        -        -        -          -           -
 MFS RESEARCH
  Unit value                                 -        -        -        -        -    $100.75     $122.37
  Number of units outstanding (000's)        -        -        -        -        -          3          26
 MERCURY BASIC VALUE EQUITY
  Unit value                                 -        -        -        -        -    $ 98.58     $115.67
  Number of units outstanding (000's)        -        -        -        -        -          2          14
 MERCURY WORLD STRATEGY
  Unit value                                 -        -        -        -        -    $ 96.28     $115.26
  Number of units outstanding (000's)        -        -        -        -        -          1           2
 MORGAN STANLEY EMERGING MARKETS
  EQUITY
  Unit value                                 -        -        -        -        -    $ 86.23     $166.52
  Number of units outstanding (000's)        -        -        -        -        -          1          11
 EQ/PUTNAM BALANCED
  Unit value                                 -        -        -        -        -    $101.67     $100.34
  Number of units outstanding (000's)        -        -        -        -        -          1           5
 EQ/PUTNAM GROWTH & INCOME VALUE
  Unit value                                 -        -        -        -        -    $101.60     $ 98.87
  Number of units outstanding (000's)        -        -        -        -        -          2          11

-----
  A-4
--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


                                                                FOR THE YEARS ENDING
                                          1993     1994     1995     1996     1997     1998        1999
 EQ/PUTNAM INTERNATIONAL EQUITY
  Unit Value                               -        -        -        -        -           -     $137.09
  Number of units outstanding (000's)      -        -        -        -        -           -           -
 EQ/PUTNAM INVESTORS GROWTH
  Unit Value                               -        -        -        -        -           -     $122.56
  Number of units outstanding (000's)      -        -        -        -        -           -           -
 T. ROWE PRICE EQUITY INCOME
  Unit value                               -        -        -        -        -     $101.39     $103.58
  Number of units outstanding (000's)      -        -        -        -        -           3          24
 T. ROWE PRICE INTERNATIONAL STOCK
  Unit value                               -        -        -        -        -     $ 98.95     $128.72
  Number of units outstanding (000's)      -        -        -        -        -           3          13
 WARBURG PINCUS SMALL COMPANY
  VALUE
  Unit value                               -        -        -        -        -     $ 83.08     $ 83.43
  Number of units outstanding (000's)      -        -        -        -        -           2           7

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                       PAGE
Additional information about the MOMENTUM PLUS program                  2
Automatic minimum withdrawal option                                     3
The reorganization                                                      4
Accumulation unit values                                                4
Description of contribution sources for the MOMENTUM PLUS program       5
How we deduct the quarterly administrative charge                       5
Custodian and independent accounts                                      5
Distribution                                                            6
Alliance Money Market option yield information                          6
Other Alliance yield information                                        7
Financial statements                                                   10

HOW TO OBTAIN A MOMENTUM PLUS STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-528-0204 or send this request form to:
  Equitable Life
  MOMENTUM Administration Services
  P.O. Box 2919
  New York, NY 10116

-   -   -   -   -   -   -   -   -   -   -   -   -   -   -   -   -   -   -   -  -

Please send me a MOMENTUM PLUS SAI dated May 1, 2000:


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Name:


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Address:


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City            State    Zip


888-1231

Momentum Plus(SM)
A group variable and fixed deferred
annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000

--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus prospectus, dated May 1, 2000. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed interest options are part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (Post Office Box 2919, New York, NY 10116), by calling toll free, 1-800-528-0204, or by contacting your financial professional.



TABLE OF CONTENTS

Additional information about the Momentum Plus program 2
Automatic minimum withdrawal option                    3
The reorganization                                     4
Accumulation unit values                               4
Description of contribution sources for the
   Momentum Plus program                               5
How we deduct the Momentum Plus quarterly
   administrative charge                               5
Custodian and independent accountants                  6
Distribution                                           6
Alliance Money Market option yield information         6
Other Alliance yield information                       7
Financial statements                                   7





Copyright 2000 The Equitable Life Assurance Society of the United States, New York, New York 10104.
All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States.

888-1231
                                                                           E2370

--------------------------------------------------------------------------------
2

ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS PROGRAM

MASTER PLAN ELIGIBILITY REQUIREMENTS
Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Internal Revenue Code may require that the plan cover all employees even if they previously elected not to participate.

VESTING UNDER THE MASTER PLAN
Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:


------------------------------------------------------------

          SCHEDULE A   SCHEDULE B  SCHEDULE C   SCHEDULE E
YEARS OF  VESTED       VESTED      VESTED       VESTED
SERVICE   PERCENTAGE   PERCENTAGE  PERCENTAGE   PERCENTAGE
------------------------------------------------------------
    1         0%           0%           0%         100%
    2       100           20            0          100
    3       100           40          100          100
    4       100           60          100          100
    5       100           80          100          100
    6       100          100          100          100
------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule E or one at least as favorable to participants.


If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules or one at least as favorable to participants:


---------------------------------------------------------
                   SCHEDULE F        SCHEDULE G
YEARS OF           VESTED            VESTED
SERVICE            PERCENTAGE        PERCENTAGE
---------------------------------------------------------
   less than 3     0%                0%
        3          20                0
        4          40                0
        5          60                100
        6          80                100
        7          100               100
---------------------------------------------------------

BENEFIT DISTRIBUTIONS
To begin receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

--------------------------------------------------------------------------------
3

-------------------- ------------------ -----------------

                     FORM RECEIVED AT   WHEN ELIGIBLE
TYPE OF              THE PROCESSING     TO RECEIVE
DISTRIBUTION         OFFICE             DISTRIBUTION
-------------------- ------------------ -----------------
Single               N/A                The 1st
Sum Payments                            business day
                                        that is 7
                                        calendar days
                                        after we
Annuities                               receive the
                                        form.
-------------------- ------------------ -----------------
In-Service           N/A                The business
Withdrawals                             day on which we
                                        receive the
                                        form.


Hardship
Withdrawals


Withdrawals of
Post-Tax
Employee
Contributions
-------------------- ------------------ -----------------
Installment          1st through 25th   The 1st
Payments             business day of    business day of
                     month inclusive.   the following
                                        calendar month.
                     26th through
                     31st business      The 1st
                     day of month       business day of
                     inclusive.         the second
                                        following
                                        calendar month.
-------------------- ------------------ -----------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


AUTOMATIC MINIMUM WITHDRAWAL OPTION

If you elect this feature designed for participants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution amount by using the retirement account value as of December 31 of the prior calendar year. We then calculate the minimum distribution amount based on the various choices you make. This calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution withdrawal amount. However, when the automatic minimum withdrawal option is elected in the year in which the participant attains age 71 1/2, no adjustment will be made for any withdrawals made between January 1 and April 1 in satisfaction of the minimum distribution requirements for the prior year.


You may choose whether we will calculate the automatic minimum withdrawals based on your life expectancy alone, or based on the joint-life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy, or joint-life expectancies, each year, or (2) to have us determine your life expectancy, or joint-life expectancies, once and then subtract one year, each year, from that amount. If you have chosen a joint-life expectancy method of calculation with your spouse, you must choose to have both lives recalculated or neither lives recalculated.


When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations.


If you do not specify a method, we will base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your retirement account value to an annuity payout.


You should not elect the automatic minimum withdrawal option if you, the participant, continue to work beyond age 70 1/2 and you continue to make contributions into the contract. To do so could result in an insufficient distribution. You

--------------------------------------------------------------------------------
4

must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.


Note that our automatic minimum withdrawal option is less flexible than federal law allows. For example, federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint-life expectancy method with a beneficiary other than your spouse. See your tax adviser.


THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market option, the EQ/Balanced option, the Alliance Common Stock option and the EQ/Aggressive Stock option, was organized as an open-end management investment company. Each separate account had its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding variable investment options of Separate Account A. As described in "Investment performance" in the prospectus, on September 6, 1991, all of the shares of The Equitable Trust held by these variable investment options were replaced by shares of portfolios of The Hudson River Trust corresponding to these variable investment options of Separate Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.


ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus.


The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


   (a/b) - c


   where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of the trusts.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily asset charge for expenses of Separate Account A multiplied by the number of calendar days in the valuation period.

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5

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS PROGRAM

There are six types of sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions or salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS
These are after-tax contributions made by a participant in accordance with the terms of a plan.

SALARY-DEFERRAL CONTRIBUTIONS

These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Internal Revenue Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions that are transferred or rolled over from another qualified plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Internal Revenue Code).

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING
CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Internal Revenue Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Internal Revenue Code. This source is called the employer 401(k) Account in the Master Plan.


HOW WE DEDUCT THE MOMENTUM PLUS QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, .50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, Alliance Common Stock, EQ/Balanced, EQ/Aggressive Stock, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Growth Investors, Alliance Conservative Investors, Alliance High Yield, Alliance Global, Alliance Growth and Income, Alliance Equity Index, Alliance Quality Bond, Alliance International, Alliance Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution source is the EQ Advisors Trust variable investment options. If necessary we will deduct the administrative charge on a pro rata basis from these options.


For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the Alliance Common Stock option, then EQ/Balanced, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

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6

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by Separate Account A.


The financial statements of Separate Account A as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998, and for each of the three years ended December 31, 1999 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


DISTRIBUTION

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account
A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Under a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors fees of $325,380 for each of the three years ended December 31, 1999, as distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account A.


The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.


ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in an accumulation unit value is computed by subtracting the accumulation unit value at the beginning of the period from an accumulation unit value, exclusive of capital changes, at the end of the period.


The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the quarterly administrative charge, which is not reflected in the unit value. See the applicable "Administrative charge" under "Charges and expenses" in the prospectus. Accumulation unit values reflect all other accrued expenses of the Alliance Money Market option.


The adjusted net change is divided by the accumulation unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the quarterly administrative charge that is deducted from the Alliance Money Market option will vary for each participant depending upon how the retirement account value is allocated among the investment options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the option during the twelve-month period ending on the last day of the prior year divided by 4. We multiply this amount by 7/91.25 to produce an average administrative charge factor which we use in all weekly yield computations for the next quarter. The average administrative charge is then divided by the number of Momentum Plus Alliance Money Market option accumulation units as of the end of the prior calendar year. We deduct the resulting quotient from the net change in accumulation unit value for the seven-day period.

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7

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) [superscript: 365/7]-1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of accumulation units of the Alliance Money Market option will fluctuate and not remain constant.

The Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments. Therefore they may be lower when compared with yields of other investments. The Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account option or bank deposits. Nor should the yields be compared to the yields of money market funds made available to the general public. Yields of money market funds usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

The seven-day current yield for the Alliance Money Market option was 3.93% for the period ended December 31, 1999. The effective yield for that period was 4.00%. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market portfolio, which reflect only the deduction of Trust-level expenses.


OTHER ALLIANCE YIELD INFORMATION

We calculate 30-day yield information for the Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trust. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period, and (b) the annual administrative charge.

We obtain the effective yield by giving effect to the compounding nature of the option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.

The effective yields for the 30-day period ended December 31, 1999 were 4.61% for the Alliance Intermediate Government Securities option, 5.39% for the Alliance Quality Bond option and 12.43% for the Alliance High Yield option. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the yield figures for the corresponding portfolios, which reflect only the deduction of Trust-level expenses.

FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................    FSA-2
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1999................................    FSA-3
        Statements of Operations for the Year Ended December 31, 1999..........................    FSA-7
        Statements of Changes in Net Assets for the Years Ended December 31, 1999 and 1998.....   FSA-11
        Notes to Financial Statements..........................................................   FSA-19


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................      F-1
        Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1999 and 1998................................      F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997......      F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999,
            1998 and 1997......................................................................      F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997....      F-5
        Notes to Consolidated Financial Statements.............................................      F-6


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth and Income, EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian Research, Capital Guardian US Equity, MFS Growth with Income, MFS Research, Merrill Lynch Basic Value Equity, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, Alliance Global, Alliance International, Capital Guardian International, Morgan Stanley Emerging Markets Equity, EQ/Putnam International Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, Lazard Small Cap, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, Merrill Lynch World Strategy and EQ/Putnam Balanced ("EQ Advisors Trust Variable Investment Options"), separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1999 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                        FIXED INCOME OPTIONS:
                                                          -------------------------------------------------------------------
                                                            ALLIANCE
                                                          INTERMEDIATE         ALLIANCE          ALLIANCE          ALLIANCE
                                                           GOVERNMENT           MONEY            QUALITY             HIGH
                                                           SECURITIES           MARKET            BOND               YIELD
                                                          ------------      ------------       -----------       ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................   $57,906,717
             163,287,918...............................                     $161,838,990
              94,146,952...............................                                        $87,638,085
             215,503,539...............................                                                          $162,851,355
           7,081,410,266...............................
           1,241,149,518...............................
             738,153,596...............................
             102,033,512...............................
Receivable for Trust shares sold.......................            --          1,028,717                --                 --
Due from Equitable Life's General Account
   (Note 3)............................................        47,887                 --                --            121,855
                                                          -----------       ------------       -----------       ------------
         Total assets..................................    57,954,604        162,867,707        87,638,085        162,973,210
                                                          -----------       ------------       -----------       ------------
LIABILITIES:
Payable for  Trust shares purchased....................        51,887                 --            44,501            109,010
Due to Equitable Life's General Account
   (Note 3)............................................            --          1,561,127           362,870                 --
                                                          -----------       ------------       -----------       ------------
         Total liabilities.............................        51,887          1,561,127           407,371            109,010
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................   $   308,836       $    277,983       $   208,331       $    317,227
Net Assets attributable to Contractowners..............    57,593,881        161,028,597        87,022,383        162,546,973
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============


                                                                                             EQUITY OPTIONS:
                                                         ------------------------------------------------------------------------
                                                            ALLIANCE             ALLIANCE            ALLIANCE         EQ/ALLIANCE
                                                             COMMON               EQUITY             GROWTH &           PREMIER
                                                             STOCK                INDEX              INCOME             GROWTH
                                                         --------------       --------------       ------------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................
             163,287,918...............................
              94,146,952...............................
             215,503,539...............................
           7,081,410,266...............................  $9,526,714,337
           1,241,149,518...............................                       $1,652,266,720
             738,153,596...............................                                            $870,429,052
             102,033,512...............................                                                              $112,446,542
Receivable for Trust shares sold.......................              --                   --                 --                --
Due from Equitable Life's General Account
   (Note 3)............................................       4,754,978            1,758,325          2,895,540         3,036,081
                                                         --------------       --------------       ------------      ------------
         Total assets..................................   9,531,469,315        1,654,025,045        873,324,592       115,482,623
                                                         --------------       --------------       ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased....................       4,480,463            1,330,619          2,571,390         3,059,843
Due to Equitable Life's General Account
   (Note 3)............................................              --                   --                 --                --
                                                         --------------       --------------       ------------      ------------
         Total liabilities.............................       4,480,463            1,330,619          2,571,390         3,059,843
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    4,405,355       $      155,358       $    298,729      $      6,094
Net Assets attributable to Contractowners..............   9,522,583,497        1,652,539,068        870,454,473       112,416,686
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============


------------------------
See Notes to Financial Statements.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                       ---------------------------------------------------------------------------
                                                         CALVERT       CAPITAL        CAPITAL
                                                        SOCIALLY       GUARDIAN       GUARDIAN       MFS GROWTH
                                                       RESPONSIBLE     RESEARCH      U.S. EQUITY     WITH INCOME      MFS RESEARCH
                                                       -----------     ---------     -----------     -----------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................  $2,619,135
               904,638...............................                  $933,921
             1,359,966...............................                                $1,434,095
             2,105,001...............................                                                $2,228,502
           142,661,215...............................                                                                 $170,641,453
            95,590,228...............................
            88,147,694...............................
               137,610...............................
           148,440,785...............................
Receivable for  Trust shares sold   .................          --            --              --              --                 --
Due from Equitable Life's General Account
   (Note 3)..........................................          --        17,498          34,287          97,247            638,785
                                                       ----------      --------      ----------      ----------       ------------
         Total assets................................   2,619,135       951,419       1,468,382       2,325,749        171,280,238
                                                       ----------      --------      ----------      ----------       ------------
LIABILITIES:
Payable for Trust shares purchased...................          --        17,498          34,287          97,247            638,743
Due to Equitable Life's General Account
   (Note 3)..........................................          --            --              --              --                 --
                                                       ----------      --------      ----------      ----------       ------------
         Total liabilities...........................          --        17,498          34,287          97,247            638,743
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $2,162,831      $ 25,662      $   26,093      $   25,961       $     68,297

Net Assets attributable to Contractowners............     456,304       908,259       1,408,002       2,202,541        170,573,198
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============


                                                                        EQUITY OPTIONS (CONTINUED):
                                                       ----------------------------------------------------------------
                                                         MERRILL
                                                          LYNCH          EQ/PUTNAM       EQ/PUTNAM
                                                       BASIC VALUE        GROWTH &       INVESTORS        T. ROWE PRICE
                                                         EQUITY         INCOME VALUE      GROWTH          EQUITY INCOME
                                                       -----------      ------------     ---------        -------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................
               904,638...............................
             1,359,966...............................
             2,105,001...............................
           142,661,215...............................
            95,590,228...............................  $96,711,476
            88,147,694...............................                   $82,894,604
               137,610...............................                                    $144,275
           148,440,785...............................                                                     $146,836,293
Receivable for  Trust shares sold   .................           --                             --                   --
Due from Equitable Life's General Account
   (Note 3)..........................................      387,406          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
         Total assets................................   97,098,882       83,061,614       144,275          147,141,642
                                                       -----------      -----------      --------         ------------
LIABILITIES:
Payable for Trust shares purchased...................      387,381          167,010            --              305,349
Due to Equitable Life's General Account
   (Note 3)..........................................           --               --            --                   --
                                                       -----------      -----------      --------         ------------
         Total liabilities...........................      387,381          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $    92,069      $    37,968      $ 25,183         $     93,736

Net Assets attributable to Contractowners............   96,619,432       82,856,636       119,092          146,742,557
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============


------------------------
See Notes to Financial Statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                         ----------------------------------------------------------------------
                                                                                                 CAPITAL         MORGAN STANLEY
                                                            ALLIANCE            ALLIANCE         GUARDIAN           EMERGING
                                                             GLOBAL           INTERNATIONAL    INTERNATIONAL     MARKETS EQUITY
                                                         --------------       -------------    -------------     --------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................  $1,012,530,908
             150,121,195...............................                       $170,754,238
                  52,943...............................                                           $60,652
              64,520,081...............................                                                           $70,941,248
                 232,702...............................
              94,262,015...............................
           2,936,518,572...............................
             132,783,835...............................
                 585,194...............................
Receivable for  Trust shares sold......................              --                 --             --                  --
Due from Equitable Life's General Account
   (Note 3)............................................       1,115,281            705,332         23,763             340,817
                                                         --------------       ------------        -------         -----------
         Total assets..................................   1,013,646,189        171,459,570         84,415          71,282,065
                                                         --------------       ------------        -------         -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,236,460            705,945             --             340,817
Due to Equitable Life's General Account
   (Note 3)............................................              --                 --             --                  --
                                                         --------------       ------------        -------         -----------
         Total liabilities.............................       1,236,460            705,945             --             340,817
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      327,840       $    296,064        $24,903         $ 1,815,808
Net Assets attributable to Contractowners..............   1,012,081,889        170,457,561         59,512          69,125,440
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========


                                                                                EQUITY OPTIONS (CONTINUED):
                                                         -------------------------------------------------------------------------
                                                           EQ/PUTNAM     T. ROWE PRICE      ALLIANCE        ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     AGGRESSIVE       SMALL CAP       EQ/
                                                             EQUITY          STOCK            STOCK          GROWTH      EVERGREEN
                                                         -------------   -------------   --------------   ------------   ---------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................
             150,121,195...............................
                  52,943...............................
              64,520,081...............................
                 232,702...............................  $247,014
              94,262,015...............................                  $112,485,497
           2,936,518,572...............................                                  $3,103,346,996
             132,783,835...............................                                                   $157,961,371
                 585,194...............................                                                                  $601,728
Receivable for  Trust shares sold......................        --                  --                --      8,394,247      4,299
Due from Equitable Life's General Account
   (Note 3)............................................        --             501,225         2,308,834             --         --
                                                         --------        ------------    --------------   ------------   --------
         Total assets..................................   247,014         112,986,722     3,105,655,830    166,355,618    606,027
                                                         --------        ------------    --------------   ------------   --------
LIABILITIES:
Payable for  Trust shares purchased....................        --             501,225         2,277,652             --         --
Due to Equitable Life's General Account
   (Note 3)............................................        --                  --                --      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
         Total liabilities.............................        --             501,225         2,277,652      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $ 25,835        $     65,454    $      622,815   $     19,011   $ 24,984
Net Assets attributable to Contractowners..............   221,179         112,420,043     3,102,755,363    157,957,929    576,744
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========


------------------------
See Notes to Financial Statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  EQUITY OPTIONS (CONCLUDED):            ASSET ALLOCATION OPTIONS:
                                                         -----------------------------------------   ------------------------------
                                                                        MFS
                                                         LAZARD       EMERGING      WARBURG PINCUS                       ALLIANCE
                                                         SMALL         GROWTH       SMALL COMPANY       ALLIANCE       CONSERVATIVE
                                                          CAP         COMPANIES         VALUE           BALANCED        INVESTORS
                                                         -------     ------------   --------------   --------------    ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................  $15,432
             481,452,421...............................              $706,184,521
              77,137,358...............................                              $77,385,072
           1,293,423,216...............................                                              $1,447,662,131
             133,146,188...............................                                                                $142,502,666
             891,309,537...............................
                 149,393...............................
              11,818,349...............................
              45,826,487...............................
Receivable for  Trust shares sold   ...................       --               --             --            385,629              --
Due from Equitable Life's General Account
   (Note 3)............................................      548        3,490,310        237,134                 --         217,358
                                                         -------     ------------    -----------     --------------    ------------
         Total assets..................................   15,980      709,674,831     77,622,206      1,448,047,760     142,720,024
                                                         -------     ------------    -----------     --------------    ------------
LIABILITIES:
Payable for  Trust shares purchased....................      650        3,448,913        233,408                 --         211,005
Due to Equitable Life's General Account
   (Note 3)............................................       --               --             --            161,997              --
                                                         -------     ------------    -----------     --------------    ------------
         Total liabilities.............................      650        3,448,913        233,408            161,997         211,005
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    15     $      7,255    $   105,004     $      416,773    $    372,648
Net Assets attributable to Contractowners..............   15,315      706,218,663     77,283,794      1,447,468,990     142,136,371
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============


                                                                              ASSET ALLOCATION OPTIONS:
                                                         ------------------------------------------------------------------
                                                            ALLIANCE                           MERRILL LYNCH
                                                             GROWTH           EQ/EVERGREEN         WORLD         EQ/PUTNAM
                                                           INVESTORS           FOUNDATION        STRATEGY        BALANCED
                                                         --------------       ------------     -------------    -----------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................
             481,452,421...............................
              77,137,358...............................
           1,293,423,216...............................
             133,146,188...............................
             891,309,537...............................  $1,100,873,895
                 149,393...............................                        $153,654
              11,818,349...............................                                        $12,982,709
              45,826,487...............................                                                         $43,845,686
Receivable for  Trust shares sold   ...................              --              --                 --               --
Due from Equitable Life's General Account
   (Note 3)............................................       1,396,249          13,625          1,005,478          216,893
                                                         --------------        --------        -----------      -----------
         Total assets..................................   1,102,270,144         167,279         13,988,187       44,062,579
                                                         --------------        --------        -----------      -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,456,888          13,625              5,478          216,893
Due to Equitable Life's General Account
   (Note 3)............................................              --              --                 --               --
                                                         --------------        --------        -----------      -----------
         Total liabilities.............................       1,456,888          13,625              5,478          216,893
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      357,746        $ 25,151        $ 1,984,816      $    91,201
Net Assets attributable to Contractowners..............   1,100,455,510         128,503         11,997,893       43,754,485
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========


------------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              FIXED INCOME OPTIONS:
                                                      ----------------------------------------------------------------------
                                                        ALLIANCE
                                                      INTERMEDIATE
                                                       GOVERNMENT          ALLIANCE          ALLIANCE          ALLIANCE HIGH
                                                       SECURITIES        MONEY MARKET      QUALITY BOND           YIELD
                                                      -----------        ------------      ------------        -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $ 2,937,999        $ 6,632,786       $ 4,553,232         $ 19,034,530
                                                      -----------        -----------       -----------         ------------
Expenses (Note 3):
      Asset-based charges..........................       758,673          1,934,895         1,173,541            2,413,928
Less: Reduction for expense limitation.............         7,493             58,246                --                2,104
                                                      -----------        -----------       -----------         ------------
      Net expenses.................................       751,180          1,876,649         1,173,541            2,411,824
                                                      -----------        -----------       -----------         ------------
NET INVESTMENT INCOME (LOSS).......................     2,186,819          4,756,137         3,379,691           16,622,706
                                                      -----------        -----------       -----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........       302,141          1,316,696           191,231           (8,436,859)
      Realized gain distribution from
         The Trust.................................            --              4,911           318,916              180,607
                                                      -----------        -----------       -----------         ------------
   Net realized gain (loss)........................       302,141          1,321,607           510,147           (8,256,252)
   Change in unrealized appreciation
      (depreciation) of investments................    (3,147,010)        (1,138,368)       (6,837,979)         (16,895,279)
                                                      -----------        -----------       -----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,844,869)           183,239        (6,327,832)         (25,151,531)
                                                      -----------        -----------       -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $  (658,050)       $ 4,939,376       $(2,948,141)        $ (8,528,825)
                                                      ===========        ===========       ===========         ============



                                                                                    EQUITY OPTIONS:
                                                      ---------------------------------------------------------------------------
                                                                                                                      EQ/ALLIANCE
                                                      ALLIANCE COMMON       ALLIANCE EQUITY      ALLIANCE GROWTH        PREMIER
                                                          STOCK                 INDEX              & INCOME           GROWTH (A)
                                                      ---------------       ---------------      ---------------      -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $   51,104,424         $ 14,960,854         $  1,997,933        $    66,348
                                                      --------------         ------------         ------------        -----------
Expenses (Note 3):
      Asset-based charges..........................      121,577,640           19,026,732            9,772,896            233,917
Less: Reduction for expense limitation.............        6,643,743                   --                   --                 --
                                                      --------------         ------------         ------------        -----------
      Net expenses.................................      114,933,897           19,026,732            9,772,896            233,917
                                                      --------------         ------------         ------------        -----------
NET INVESTMENT INCOME (LOSS).......................      (63,829,473)          (4,065,878)          (7,774,963)          (167,569)
                                                      --------------         ------------         ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........      304,121,396          121,577,058            5,912,796            706,229
      Realized gain distribution from
         The Trust.................................    1,263,337,800           12,305,386           78,401,040            232,218
                                                      --------------         ------------         ------------        -----------
   Net realized gain (loss)........................    1,567,459,196          133,882,444           84,313,836            938,447
   Change in unrealized appreciation
      (depreciation) of investments................      320,673,163          118,641,942           39,845,140         10,413,030
                                                      --------------         ------------         ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    1,888,132,359          252,524,386          124,158,976         11,351,477
                                                      --------------         ------------         ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $1,824,302,886         $248,458,508         $116,384,013        $11,183,908
                                                      ==============         ============         ============        ===========


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                Equity Options (Continued):
                                                      -----------------------------------------------------------------------
                                                                               CAPITAL            CAPITAL          MFS GROWTH
                                                       CALVERT SOCIALLY        GUARDIAN           GUARDIAN            WITH
                                                       RESPONSIBLE (A)       RESEARCH (A)      U.S. EQUITY (A)     INCOME (A)
                                                       ----------------      ------------      ---------------     ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................        $     --            $ 1,409            $ 2,643           $  6,665
                                                           --------            -------            -------           --------
Expenses (Note 3):
      Asset-based charges..........................             852              1,505              3,056              4,451
Less: Reduction for expense limitation.............              --                 --                 --                 --
                                                           --------            -------            -------           --------
      Net expenses.................................             852              1,505              3,056              4,451
                                                           --------            -------            -------           --------
NET INVESTMENT INCOME (LOSS).......................            (852)               (96)              (413)             2,214
                                                           --------            -------            -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........           1,827             19,055             (2,061)            (1,566)
      Realized gain distribution from
         The Trust.................................          14,015                136              3,439                 --
                                                           --------            -------            -------           --------
   Net realized gain (loss)........................          15,842             19,191              1,378             (1,566)
   Change in unrealized appreciation
      (depreciation) of investments................         172,185             29,283             74,129            123,501
                                                           --------            -------            -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         188,027             48,474             75,507            121,935
                                                           --------            -------            -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............        $187,175            $48,378            $75,094           $124,149
                                                           ========            =======            =======           ========


                                                                                Equity Options (Continued):
                                                      ---------------------------------------------------------------------
                                                                                              EQ/PUTNAM
                                                                          MERRILL LYNCH        GROWTH &          EQ/PUTNAM
                                                                          BASIC VALUE           INCOME           INVESTORS
                                                      MFS RESEARCH           EQUITY             VALUE            GROWTH (A)
                                                      ------------        -------------     ------------         ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................   $   184,100         $ 1,148,124       $  1,073,404         $    --
                                                      -----------         -----------       ------------         -------
Expenses (Note 3):
      Asset-based charges..........................     1,819,815           1,032,563          1,129,545            121
Less: Reduction for expense limitation.............            --                  --                 --             --
                                                      -----------         -----------       ------------         -------
      Net expenses.................................     1,819,815           1,032,563          1,129,545            121
                                                      -----------         -----------       ------------         -------
NET INVESTMENT INCOME (LOSS).......................    (1,635,715)            115,561            (56,141)          (121)
                                                      -----------         -----------       ------------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........    13,149,852           5,360,258          2,754,940              6
      Realized gain distribution from
         The Trust.................................     3,784,361           4,821,412          5,808,382          1,806
                                                      -----------         -----------       ------------         -------
   Net realized gain (loss)........................    16,934,213          10,181,670          8,563,322          1,812
   Change in unrealized appreciation
      (depreciation) of investments................    14,109,284            (127,488)       (11,414,919)         6,665
                                                      -----------         -----------       ------------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    31,043,497          10,054,182         (2,851,597)         8,477
                                                      -----------         -----------       ------------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $29,407,782         $10,169,743       $ (2,907,738)        $8,356
                                                      ===========         ===========       ============         ======


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Continued):
                                           --------------------------------------------------------------------------
                                                                                                        CAPITAL
                                             T. ROWE PRICE                          ALLIANCE            GUARDIAN
                                             EQUITY INCOME     ALLIANCE GLOBAL    INTERNATIONAL    INTERNATIONAL (A)
                                           ----------------   -----------------  ---------------  -------------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........     $ 2,775,622       $    783,566       $        --         $   --
                                              -----------       ------------       -----------         ------
Expenses (Note 3):
      Asset-based charges ...............       1,967,072         10,979,287         1,860,758             75
Less: Reduction for expense limitation ..              --                 --                --             --
                                              -----------       ------------       -----------         ------
      Net expenses ......................       1,967,072         10,979,287         1,860,758             75
                                                                                   -----------         ------
NET INVESTMENT INCOME (LOSS) ............         808,550        (10,195,721)       (1,860,758)           (75)
                                              -----------       ------------       -----------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments       4,579,254         90,103,575        31,152,702              5
      Realized gain distribution from
         The Trust ......................       5,792,887         62,266,802         2,919,087             --
                                              -----------       ------------       -----------         ------
   Net realized gain (loss) .............      10,372,141        152,370,377        34,071,789              5
   Change in unrealized appreciation
      (depreciation) of investments .....      (9,195,970)       128,133,406        18,061,228          7,708
                                              -----------       ------------       -----------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................       1,176,171        280,503,783        52,133,017          7,713
                                              -----------       ------------       -----------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...     $ 1,984,721       $270,308,062       $50,272,259         $7,638
                                              ===========       ============       ===========         ======

                                                                           Equity Options (Continued):
                                           -----------------------------------------------------------------------------------------
                                            MORGAN STANLEY      EQ/PUTNAM      T. ROWE PRICE
                                               EMERGING       INTERNATIONAL     INTERNATIONAL        ALLIANCE        ALLIANCE SMALL
                                            MARKETS EQUITY      EQUITY (A)          STOCK        AGGRESSIVE STOCK      CAP GROWTH
                                           ----------------  ---------------  ----------------  ------------------  ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........    $        --        $   2,705        $   409,202       $  9,326,310        $        --
                                             -----------        ---------        -----------       ------------        -----------
Expenses (Note 3):
      Asset-based charges ...............        408,713              221          1,142,190         39,543,477          1,657,966
Less: Reduction for expense limitation ..             --               --                 --          2,850,436                 --
                                             -----------        ---------        -----------       ------------        -----------
      Net expenses ......................        408,713              221          1,142,190         36,693,041          1,657,966
                                             -----------        ---------        -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS) ............       (408,713)           2,484           (732,988)       (27,366,731)        (1,657,966)
                                             -----------        ---------        -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments     19,242,288               17         14,429,637        (62,580,567)        20,167,565
      Realized gain distribution from
         The Trust ......................        726,334            8,191          1,135,189        182,510,142                 --
                                             -----------        ---------        -----------       ------------        -----------
   Net realized gain (loss) .............     19,968,622            8,208         15,564,826        119,929,575         20,167,565
   Change in unrealized appreciation
      (depreciation) of investments .....      7,484,816           14,312         10,967,057        376,094,230         14,165,644
                                             -----------        ---------        -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................     27,453,438           22,520         26,531,883        496,023,805         34,333,209
                                             -----------        ---------        -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...    $27,044,725        $  25,004        $25,798,895       $468,657,074        $32,675,243
                                             ===========        =========        ===========       ============        ===========

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Concluded):
                                             --------------------------------------------------------------------
                                                                                                     WARBURG
                                                   EQ/            LAZARD         MFS EMERGING      PINCUS SMALL
                                              EVERGREEN (A)    SMALL CAP (A)   GROWTH COMPANIES   COMPANY VALUE
                                             ---------------- ---------------- -----------------  ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............       $ 2,596           $   42         $         --      $   146,193
                                                ----------      -----------    -----------------  ---------------
Expenses (Note 3):
      Asset-based charges..................         1,086               10            4,720,964        1,056,877
Less: Reduction for expense limitation.....            --               --                   --               --
                                                ----------      -----------    -----------------  ---------------
      Net expenses.........................         1,086               10            4,720,964        1,056,877
                                                ----------      -----------    -----------------  ---------------
NET INVESTMENT INCOME (LOSS)...............         1,510               32           (4,720,964)        (910,684)
                                                ----------      -----------    -----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        21,001              (89)          61,863,513       (7,130,907)
      Realized gain distribution from
         The Trust.........................            --               68           11,833,932               --
                                                ----------      -----------    -----------------  ---------------
   Net realized gain (loss)................        21,001              (21)          73,697,445       (7,130,907)
   Change in unrealized appreciation
      (depreciation) of investments........        16,534              466          189,033,575        7,537,570
                                                ----------      -----------    -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................        37,535              445          262,731,020          406,663
                                                ----------      -----------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......       $39,045           $  477         $258,010,056      $  (504,021)
                                                ==========      ===========    =================  ===============

                                                             Asset Allocation Options:
                                             ------------------------------------------------------
                                                                   ALLIANCE
                                                 ALLIANCE        CONSERVATIVE     ALLIANCE GROWTH
                                                 BALANCED          INVESTORS         INVESTORS
                                             -----------------  ----------------  -----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............      $ 38,003,635       $ 4,691,893       $ 15,432,724
                                             -----------------  ----------------  -----------------
Expenses (Note 3):
      Asset-based charges..................        19,917,253         1,743,144         12,546,669
Less: Reduction for expense limitation.....         2,095,569                --                 --
                                             -----------------  ----------------  -----------------
      Net expenses.........................        17,821,684         1,743,144         12,546,669
                                             -----------------  ---------------   -----------------
NET INVESTMENT INCOME (LOSS)...............        20,181,951         2,948,749          2,886,055
                                             -----------------  ----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        13,692,432         1,638,812         12,741,923
      Realized gain distribution from
         The Trust.........................       133,932,137         5,885,004         94,424,163
                                             -----------------  ----------------  -----------------
   Net realized gain (loss)................       147,624,569         7,523,816        107,166,086
   Change in unrealized appreciation
      (depreciation) of investments........        39,004,307           689,307        106,086,756
                                             -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................       186,628,876         8,213,123        213,252,842
                                             -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......      $206,810,827       $11,161,872       $216,138,897
                                             =================  ================  =================

                                                        Asset Allocation Options:
                                             ---------------------------------------------------

                                               EQ/EVERGREEN     MERRILL LYNCH         EQ/
                                              FOUNDATION (A)    WORLD STRATEGY   PUTNAM BALANCED
                                             ------------------ --------------- ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............         $1,116          $  101,490      $ 1,154,530
                                                 ----------     --------------- ----------------
Expenses (Note 3):
      Asset-based charges..................            202             136,368          554,156
Less: Reduction for expense limitation.....             --                  --               --
                                                 ----------     --------------- ----------------
      Net expenses.........................            202             136,368          554,156
                                                 ----------     --------------- ----------------
NET INVESTMENT INCOME (LOSS)...............            914             (34,878)         600,374
                                                 ----------     --------------- ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..             63           1,380,620        1,111,281
      Realized gain distribution from
         The Trust.........................             --             163,800        1,419,016
                                                 ----------     --------------- ----------------
   Net realized gain (loss)................             63           1,544,420        2,530,297
   Change in unrealized appreciation
      (depreciation) of investments........          4,261             669,904       (3,992,030)
                                                 ----------     --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................          4,324           2,214,324       (1,461,733)
                                                 ----------     --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......         $5,238          $2,179,446      $  (861,359)
                                                 ==========     =============== ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                            FIXED INCOME OPTIONS:
                                                                   ---------------------------------------------------------------
                                                                          ALLIANCE INTERMEDIATE                ALLIANCE
                                                                          GOVERNMENT SECURITIES              MONEY MARKET
                                                                   ----------------------------------   --------------------------
                                                                          1999              1998             1999         1998
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................         $ 2,186,819       $ 1,762,313    $  4,756,137  $  3,823,222
   Net realized gain (loss) on investments....................             302,141           470,342       1,321,607       238,059
   Change in unrealized appreciation
      (depreciation) of investments...........................          (3,147,010)          512,287      (1,138,368)      121,024
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from operations......            (658,050)        2,744,942       4,939,376     4,182,305
                                                                   ----------------  ----------------   ------------- ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................          10,803,619        10,106,543      72,843,109    59,238,443
      Transfers from other Funds and
         Guaranteed Interest Account..........................          17,510,838        23,196,411     151,517,985    99,124,881
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          28,314,457        33,302,954     224,361,094   158,363,324
                                                                   ----------------  ----------------   ------------- ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................           7,077,940         5,018,282      32,264,005    25,401,484
      Transfers to other Funds and
         Guaranteed Interest Account..........................          16,376,682        14,425,062     161,836,076   108,901,266
      Withdrawal and administrative charges...................              61,594            75,927         265,560       307,072
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          23,516,216        19,519,271     194,365,641   134,609,822
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................           4,798,241        13,783,683      29,995,453    23,753,502
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........             (90,814)         (610,623)        285,634    (1,229,280)
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS.............................           4,049,377        15,918,002      35,220,463    26,706,527
NET ASSETS -- BEGINNING OF PERIOD.............................          53,853,340        37,935,338     126,086,117    99,379,590
                                                                   ----------------  ----------------   ------------- ------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................         $57,902,717       $53,853,340    $161,306,580  $126,086,117
                                                                   ================  ================   ============= ============

                                                                                        FIXED INCOME OPTIONS:
                                                                   ----------------------------------------------------------
                                                                             ALLIANCE                      ALLIANCE
                                                                           QUALITY BOND                   HIGH YIELD
                                                                   --------------------------   -----------------------------
                                                                        1999         1998             1999           1998
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................      $ 3,379,691   $ 2,601,044    $ 16,622,706   $ 17,912,128
   Net realized gain (loss) on investments....................          510,147     1,993,466      (8,256,252)     3,914,555
   Change in unrealized appreciation
      (depreciation) of investments...........................       (6,837,979)     (486,113)    (16,895,279)   (36,813,923)
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from operations......       (2,948,141)    4,108,397      (8,528,825)   (14,987,240)
                                                                    ------------ -------------   -------------  -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................       17,826,110    20,999,014      26,936,544     52,878,815
      Transfers from other Funds and
         Guaranteed Interest Account..........................       23,994,287    46,264,543      30,740,677    114,552,746
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       41,820,397    67,263,557      57,677,221    167,431,561
                                                                    ------------ -------------   -------------  -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................        8,423,954     4,294,846      18,107,373     15,414,754
      Transfers to other Funds and
         Guaranteed Interest Account..........................       25,178,431    26,129,927      66,186,094     96,757,242
      Withdrawal and administrative charges.....                         69,431        64,190         262,567        269,447
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       33,671,816    30,488,963      84,556,034    112,441,443
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................        8,148,581    36,774,594     (26,878,813)    54,990,118
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........          117,914      (387,566)       (118,422)    (1,942,757)
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS.............................        5,318,354    40,495,424     (35,526,060)    38,060,121
NET ASSETS -- BEGINNING OF PERIOD.............................       81,912,360    41,416,935     198,390,260    160,330,139
                                                                    ------------ -------------   -------------  -------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................      $87,230,714   $81,912,360    $162,864,200   $198,390,260
                                                                    ============ =============   =============  =============

------------------------
See Notes to Financial Statements.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          COMMON STOCK
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................             $  (63,829,473)    $   (46,516,714)
   Net realized gain (loss) on investments...........................              1,567,459,196       1,122,099,298
   Change in unrealized appreciation
      (depreciation) of investments..................................                320,673,163         573,857,850
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............              1,824,302,886       1,649,440,434
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                559,831,359         526,598,693
      Transfers from other Funds and
         Guaranteed Interest Account.................................              1,373,905,485       1,219,987,398
                                                                             -------------------- -------------------
            Total....................................................              1,933,736,844       1,746,586,091
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                645,258,965         439,741,977
      Transfers to other Funds and
         Guaranteed Interest Account.................................              1,305,180,800       1,134,646,060
      Withdrawal and administrative charges.....                                       7,166,669           7,821,832
                                                                             -------------------- -------------------
            Total....................................................              1,957,606,434       1,582,209,869
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                (23,869,590)        164,376,222
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (3,359,970)        (56,413,626)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................              1,797,073,326       1,757,403,030
NET ASSETS -- BEGINNING OF PERIOD....................................              7,729,915,526       5,972,512,496
                                                                             -------------------- -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................             $9,526,988,852      $7,729,915,526
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          EQUITY INDEX
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $    (4,065,878)    $    (1,365,362)
   Net realized gain (loss) on investments...........................                133,882,444          40,417,098
   Change in unrealized appreciation
      (depreciation) of investments..................................                118,641,942         170,263,193
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............                248,458,508         209,314,929
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                207,110,009         169,623,980
      Transfers from other Funds and
         Guaranteed Interest Account.................................                843,228,288         637,861,607
                                                                             -------------------- -------------------
            Total....................................................              1,050,338,297         807,485,587
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                110,899,865          55,265,209
      Transfers to other Funds and
         Guaranteed Interest Account.................................                685,337,381         455,238,354
      Withdrawal and administrative charges.....                                       1,410,369           1,207,740
                                                                             -------------------- -------------------
            Total....................................................                797,647,615         511,711,303
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                252,690,682         295,774,284
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (1,458,118)         (7,530,762)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................                499,691,072         497,558,451
NET ASSETS-- BEGINNING OF PERIOD.....................................              1,153,003,354         655,444,903
                                                                             -------------------- -------------------
NET ASSETS-- END OF PERIOD (NOTE 1)..................................             $1,652,694,426      $1,153,003,354
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ------------------------------------------------------
                                                                                                                     EQ/ALLIANCE
                                                                                          ALLIANCE                     PREMIER
                                                                                      GROWTH & INCOME                GROWTH (A)
                                                                             -----------------------------------  -----------------
                                                                                  1999              1998               1999
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $ (7,774,963)     $ (4,742,310)      $   (167,569)
   Net realized gain (loss) on investments...........................              84,313,836        51,666,978            938,447
   Change in unrealized appreciation
      (depreciation) of investments..................................              39,845,140        39,346,894         10,413,030
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from operations.............             116,384,013        86,271,562         11,183,908
                                                                             ----------------- -----------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................             123,351,766       101,906,524         19,961,106
      Transfers from other Funds and
         Guaranteed Interest Account.................................             190,419,567       162,800,542         94,910,089
                                                                             ----------------- -----------------  -----------------
            Total....................................................             313,771,333       264,707,066        114,871,195
                                                                             ----------------- -----------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................              54,339,299        30,427,264            460,182
      Transfers to other Funds and
         Guaranteed Interest Account.................................             103,291,011        89,917,684         13,207,345
      Withdrawal and administrative charges.....                                      742,582           678,233              3,650
                                                                             ----------------- -----------------  -----------------
            Total....................................................             158,372,892       121,023,181         13,671,177
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             155,398,441       143,683,885        101,200,018
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                (794,427)       (4,193,814)            38,854
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS....................................             270,988,027       225,761,633        112,422,780
NET ASSETS -- BEGINNING OF PERIOD....................................             599,765,175       374,003,542                 --
                                                                             ----------------- -----------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................            $870,753,202      $599,765,175       $112,422,780
                                                                             ================= =================  =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                      ---------------------------------------------------------
                                                                           CALVERT             CAPITAL            CAPITAL
                                                                           SOCIALLY            GUARDIAN        GUARDIAN U.S.
                                                                       RESPONSIBLE (A)       RESEARCH (A)        EQUITY (A)
                                                                      -------------------   ---------------   -----------------
                                                                            1999                1999               1999
                                                                      -------------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................      $      (852)         $      (96)        $     (413)
   Net realized gain (loss) on investments...........................           15,842              19,191              1,378
   Change in unrealized appreciation
      (depreciation) of investments..................................          172,185              29,283             74,129
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from operations.............          187,175              48,378             75,094
                                                                        ---------------     ---------------    ---------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           50,075             372,085            386,988
      Transfers from other Funds and
         Guaranteed Interest Account.................................          454,057             840,605          1,098,135
                                                                        ---------------     ---------------    ---------------
            Total....................................................          504,132           1,212,690          1,485,123
                                                                        ---------------     ---------------    ---------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --                 902             17,579
      Transfers to other Funds and
         Guaranteed Interest Account.................................           72,191             351,450            133,777
      Withdrawal and administrative  charges.........................               54                   1                 13
                                                                        ---------------     ---------------    ---------------
            Total....................................................           72,245             352,353            151,369
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          431,887             860,337          1,333,754
                                                                        ---------------     ---------------    ---------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        2,000,073              25,206             25,247
                                                                        ---------------     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS....................................        2,619,135             933,921          1,434,095
NET ASSETS -- BEGINNING OF PERIOD....................................               --                  --                 --
                                                                        ---------------     ---------------    ---------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................      $ 2,619,135          $  933,921         $1,434,095
                                                                        ===============     ===============    ===============

                                                                                  EQUITY SERIES (CONTINUED):
                                                                      -------------------------------------------------------
                                                                       MFS GROWTH
                                                                          WITH
                                                                       INCOME (A)                  MFS RESEARCH
                                                                      --------------   --------------------------------------
                                                                          1999               1999                1998
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................    $    2,214         $ (1,635,715)       $   (486,308)
   Net realized gain (loss) on investments...........................        (1,566)          16,934,213            (916,443)
   Change in unrealized appreciation
      (depreciation) of investments..................................       123,501           14,109,284          13,393,079
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from operations.............       124,149           29,407,782          11,990,328
                                                                      --------------   ------------------   -----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................       891,850           30,557,735          26,220,920
      Transfers from other Funds and
         Guaranteed Interest Account.................................     1,303,993           79,447,062          79,372,885
                                                                      --------------   ------------------   -----------------
            Total....................................................     2,195,843          110,004,797         105,593,805
                                                                      --------------   ------------------   -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................        15,682            7,842,822           2,234,932
      Transfers to other Funds and
         Guaranteed Interest Account.................................       100,983           63,062,485          39,937,639
      Withdrawal and administrative  charges.........................            30              132,468              56,352
                                                                      --------------   ------------------   -----------------
            Total....................................................       116,695           71,037,775          42,228,923
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................     2,079,148           38,967,022          63,364,882
                                                                      --------------   ------------------   -----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        25,205             (131,866)         (3,618,924)
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS....................................     2,228,502           68,242,938          71,736,286
NET ASSETS -- BEGINNING OF PERIOD....................................            --          102,398,557          30,662,271
                                                                      --------------   ------------------   -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................    $2,228,502         $170,641,495        $102,398,557
                                                                      ==============   ==================   =================

                                                                           EQUITY SERIES (CONTINUED):
                                                                      -----------------------------------
                                                                                MERRILL LYNCH
                                                                              BASIC VALUE EQUITY
                                                                      -----------------------------------
                                                                           1999               1998
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................     $   115,561        $    56,464
   Net realized gain (loss) on investments...........................      10,181,670            703,647
   Change in unrealized appreciation
      (depreciation) of investments..................................       (127,488)          1,021,838
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from operations.............      10,169,743          1,781,949
                                                                      ----------------   ----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................      18,954,806         18,099,811
      Transfers from other Funds and
         Guaranteed Interest Account.................................      51,439,310         54,374,032
                                                                      ----------------   ----------------
            Total....................................................      70,394,116         72,473,843
                                                                      ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................       4,950,153          1,998,824
      Transfers to other Funds and
         Guaranteed Interest Account.................................      36,220,977         31,529,622
      Withdrawal and administrative  charges.........................          75,889             37,806
                                                                      ----------------   ----------------
            Total....................................................      41,247,019         33,566,252
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................      29,147,097         38,907,591
                                                                      ----------------   ----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................         (77,654)        (2,107,254)
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS....................................      39,239,186         38,582,286
NET ASSETS -- BEGINNING OF PERIOD....................................      57,472,315         18,890,029
                                                                      ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................     $96,711,501        $57,472,315
                                                                      ================   ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                              EQUITY SERIES (CONTINUED):
                                                               -------------------------------------------------
                                                                                                    EQ/PUTNAM
                                                                                                    INVESTORS
                                                                EQ/PUTNAM GROWTH & INCOME VALUE       GROWTH
                                                               ----------------------------------- -------------
                                                                    1999               1998            1999
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................      $    (56,141)      $   (27,881)     $   (121)
   Net realized gain (loss) on investments...................         8,563,322           241,200         1,812
   Change in unrealized appreciation
      (depreciation) of investments..........................       (11,414,919)        5,418,025         6,665
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from operations.....        (2,907,738)        5,631,344         8,356
                                                               -----------------  ---------------- -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................        15,111,566        21,041,270         4,282
      Transfers from other Funds and
         Guaranteed Interest Account.........................        21,929,146        31,492,288       106,618
                                                               -----------------  ---------------- -------------
            Total............................................        37,040,712        52,533,558       110,900
                                                               -----------------  ---------------- -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         5,975,591         2,208,567            --
      Transfers to other Funds and
         Guaranteed Interest Account.........................        19,982,421         9,702,715            --
      Withdrawal and administrative charges..................            95,368            53,830            --
                                                               -----------------  ---------------- -------------
            Total............................................        26,053,380        11,965,112            --
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................        10,987,332        40,568,446       110,900
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........          (173,782)       (2,075,426)       25,019
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS............................         7,905,812        44,124,364       144,275
NET ASSETS -- BEGINNING OF PERIOD............................        74,988,792        30,864,428            --
                                                               -----------------  ---------------- -------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................      $ 82,894,604       $74,988,792      $144,275
                                                               =================  ================ =============

                                                                    EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                         T. ROWE PRICE
                                                                         EQUITY INCOME
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $    808,550      $    972,619
   Net realized gain (loss) on investments...................         10,372,141         1,957,941
   Change in unrealized appreciation
      (depreciation) of investments..........................         (9,195,970)        4,171,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....          1,984,721         7,102,448
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         22,420,408        34,984,402
      Transfers from other Funds and
         Guaranteed Interest Account.........................         32,033,807        70,500,028
                                                               ------------------ -----------------
            Total............................................         54,454,215       105,484,430
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         10,573,400         4,063,205
      Transfers to other Funds and
         Guaranteed Interest Account.........................         38,746,496        26,010,302
      Withdrawal and administrative charges..................            143,698            88,752
                                                               ------------------ -----------------
            Total............................................         49,463,594        30,162,259
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................          4,990,621        75,322,171
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........           (117,973)       (2,151,022)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................          6,857,369        80,273,597
NET ASSETS -- BEGINNING OF PERIOD............................        139,978,924        59,705,327
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $146,836,293      $139,978,924
                                                               ================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------

                                                                         ALLIANCE GLOBAL
                                                               --------------------------------------
                                                                      1999               1998
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $  (10,195,721)     $   (952,981)
   Net realized gain (loss) on investments...................          152,370,377        59,782,149
   Change in unrealized appreciation
      (depreciation) of investments..........................          128,133,406        60,932,110
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from operations.....          270,308,062       119,761,278
                                                               -------------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................           75,156,941        73,052,084
      Transfers from other Funds and
         Guaranteed Interest Account.........................          328,119,254        97,000,214
                                                               -------------------- -----------------
            Total............................................          403,276,195       170,052,298
                                                               -------------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................           66,837,255        45,379,156
      Transfers to other Funds and
         Guaranteed Interest Account.........................          320,264,708       124,416,716
      Withdrawal and administrative charges..................              875,060         1,061,880
                                                               -------------------- -----------------
            Total............................................          387,977,023       170,857,752
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................           15,299,172          (805,454)
                                                               -------------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........             (355,951)       (7,993,835)
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS............................          285,251,283       110,961,989
NET ASSETS-- BEGINNING OF PERIOD.............................          727,158,446       616,196,457
                                                               -------------------- -----------------
NET ASSETS-- END OF PERIOD (NOTE 1)..........................       $1,012,409,729      $727,158,446
                                                               ==================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                         INTERNATIONAL
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $ (1,860,758)     $    630,063
   Net realized gain (loss) on investments...................         34,071,789        (6,291,778)
   Change in unrealized appreciation
      (depreciation) of investments..........................         18,061,228        17,134,710
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....         50,272,259        11,472,995
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         21,074,414        18,021,919
      Transfers from other Funds and
         Guaranteed Interest Account.........................        648,133,522       252,313,930
                                                               ------------------ -----------------
            Total............................................        669,207,936       270,335,849
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         11,095,235         9,618,434
      Transfers to other Funds and
         Guaranteed Interest Account.........................        667,775,669       259,822,531
      Withdrawal and administrative charges..................            186,358           226,908
                                                               ------------------ -----------------
            Total............................................        679,057,262       269,667,873
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................         (9,849,326)          667,976
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........            115,663        (1,963,601)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................         40,538,596        10,177,370
NET ASSETS -- BEGINNING OF PERIOD............................        130,215,029       120,037,659
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $170,753,625      $130,215,029
                                                               ================== =================

------------------------
See Notes to Financial Statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                         --------------------------------------------------------
                                                                              CAPITAL
                                                                              GUARDIAN                  MORGAN STANLEY
                                                                         INTERNATIONAL (A)         EMERGING MARKETS EQUITY
                                                                         --------------------  ----------------------------------
                                                                                1999                1999              1998
                                                                         --------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................          $     (75)          $   (408,713)     $   (77,914)
   Net realized gain (loss) on investments...........................                  5             19,968,622       (4,762,302)
   Change in unrealized appreciation
      (depreciation) of investments..................................              7,708              7,484,816           34,335
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from operations.............              7,638             27,044,725       (4,805,881)
                                                                             ------------      ----------------- ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                246              7,422,677        4,268,805
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................             51,521            256,457,729       58,497,186
                                                                             ------------      ----------------- ----------------
            Total....................................................             51,767            263,880,406       62,765,991
                                                                             ------------      ----------------- ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                 --              2,295,400          371,931
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................                 --            230,400,637       55,007,653
      Withdrawal and administrative charges..........................                 --                 25,133           12,342
                                                                             ------------      ----------------- ----------------
            Total....................................................                 --            232,721,170       55,391,926
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             51,767             31,159,236        7,374,065
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             25,010             (3,346,947)          74,039
                                                                             ------------      ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS....................................             84,415             54,857,014        2,642,223
NET ASSETS -- BEGINNING OF PERIOD....................................                 --             16,084,234       13,442,011
                                                                             ------------      ----------------- ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................           $ 84,415           $ 70,941,248      $16,084,234
                                                                             ============      ================= ================

                                                                             EQUITY SERIES (CONTINUED):
                                                                         ------------------------------------------------------
                                                                            EQ/PUTNAM
                                                                          INTERNATIONAL               T. ROWE PRICE
                                                                             EQUITY                INTERNATIONAL STOCK
                                                                         ----------------   -----------------------------------
                                                                              1999                1999              1998
                                                                         ----------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  2,484           $   (732,988)    $    (89,213)
   Net realized gain (loss) on investments...........................            8,208             15,564,826       (2,186,910)
   Change in unrealized appreciation
      (depreciation) of investments..................................           14,312             10,967,057        8,173,937
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from operations.............           25,004             25,798,895        5,897,814
                                                                           ------------     ------------------ ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           21,152             15,381,272       17,268,615
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          175,825            109,128,680       79,807,973
                                                                           ------------     ------------------ ----------------
            Total....................................................          196,977            124,509,952       97,076,588
                                                                           ------------     ------------------ ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --              5,855,141        2,262,558
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................               --            105,733,445       64,643,746
      Withdrawal and administrative charges..........................               --                 94,699           65,025
                                                                           ------------     ------------------ ----------------
            Total....................................................               --            111,683,285       66,971,329
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          196,977             12,826,667       30,105,259
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................           25,033                (21,952)      (6,011,889)
                                                                           ------------     ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS....................................          247,014             38,603,610       29,991,184
NET ASSETS -- BEGINNING OF PERIOD....................................               --             73,881,887       43,890,703
                                                                           ------------     ------------------ ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $247,014           $112,485,497      $73,881,887
                                                                           ============     ================== ================

                                                                                EQUITY SERIES (CONTINUED):
                                                                         -----------------------------------------

                                                                                        ALLIANCE
                                                                                    AGGRESSIVE STOCK
                                                                         -----------------------------------------
                                                                                1999                 1998
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  (27,366,731)      $  (25,699,164)
   Net realized gain (loss) on investments...........................            119,929,575          229,821,681
   Change in unrealized appreciation
      (depreciation) of investments..................................            376,094,230         (233,439,908)
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from operations.............            468,657,074          (29,317,391)
                                                                         --------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            211,928,010          292,963,500
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................            690,307,548          837,060,745
                                                                         --------------------  -------------------
            Total....................................................            902,235,558        1,130,024,245
                                                                         --------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................            293,091,030          246,890,973
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          1,138,246,663        1,105,075,546
      Withdrawal and administrative charges..........................              4,048,698            5,526,894
                                                                         --------------------  -------------------
            Total....................................................          1,435,386,391        1,357,493,413
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (533,150,833)        (227,469,168)
                                                                         --------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             (1,296,959)         (23,708,725)
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS....................................            (65,790,718)        (280,495,284)
NET ASSETS -- BEGINNING OF PERIOD....................................          3,169,168,896        3,449,664,180
                                                                         --------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $3,103,378,178       $3,169,168,896
                                                                         ====================  ===================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES (CONCLUDED):
                                                             ---------------------------------------------------------------------
                                                                          ALLIANCE                      EQ/             LAZARD
                                                                      SMALL CAP GROWTH             EVERGREEN (A)      SMALL CAP
                                                             ------------------------------------ ------------------ -------------
                                                                   1999              1998               1999            1999
                                                             ------------------ ----------------- ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................       $ (1,657,966)    $  (1,425,679)      $    1,510       $     32
   Net realized gain (loss) on investments.................         20,167,565       (18,408,722)          21,001            (21)
   Change in unrealized appreciation
      (depreciation) of investments........................         14,165,644        12,576,541           16,534            466
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from operations...         32,675,243        (7,257,860)          39,045            477
                                                             ------------------ -----------------   --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................         19,245,738        43,309,112          159,057            650
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        356,043,363       363,094,583          852,104         24,205
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        375,289,101       406,403,695        1,011,161         24,855
                                                             ------------------ -----------------   --------------   ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................          8,512,986         3,905,019            8,783             --
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        381,010,271       319,261,827          464,579         10,014
      Withdrawal and administrative charges................            181,537           112,019                2             --
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        389,704,794       323,278,865          473,364         10,014
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................        (14,415,693)       83,124,830          537,797         14,841
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........            400,260        (2,107,093)          24,886             12
                                                             ------------------ -----------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS..........................         18,659,810        73,759,877          601,728         15,330
NET ASSETS -- BEGINNING OF PERIOD........ .................        139,317,130        65,557,253               --             --
                                                             ------------------ -----------------   --------------   ------------
NET ASSETS -- END OF PERIOD (NOTE 1)...... ................       $157,976,940      $139,317,130       $  601,728       $ 15,330
                                                             ================== =================   ==============   ============

                                                                               EQUITY SERIES (CONCLUDED):
                                                             -----------------------------------------------------------------------
                                                                     MFS EMERGING                         WARBURG PINCUS
                                                                   GROWTH COMPANIES                     SMALL COMPANY VALUE
                                                             -------------------------------  -----------------------------------
                                                                   1999            1998               1999              1998
                                                             --------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $ (4,720,964)   $ (1,122,240)       $  (910,684)     $   (628,813)
   Net realized gain (loss) on investments.................     73,697,445      (4,911,369)        (7,130,907)       (3,319,964)
   Change in unrealized appreciation
      (depreciation) of investments........................    189,033,575      35,293,322          7,537,570        (7,312,118)
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from operations...    258,010,056      29,259,713           (504,021)      (11,260,895)
                                                             -------------- ---------------  ----------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................     99,850,182      45,965,336         10,670,794        25,746,572
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    412,004,872     245,232,174         18,055,879        45,701,935
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    511,855,054     291,197,510         28,726,673        71,448,507
                                                             -------------- ---------------  ----------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................     24,089,810       3,422,691          4,921,343         3,085,017
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    216,250,323     170,609,391         36,061,195        34,873,684
      Withdrawal and administrative charges................        387,668          94,296            117,502           105,234
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    240,727,801     174,126,378         41,100,040        38,063,935
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................    271,127,253     117,071,132        (12,373,367)       33,384,572
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........       (163,969)     (3,838,123)           (65,352)         (974,114)
                                                             -------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS..........................    528,973,340     142,492,722        (12,942,740)       21,149,563
NET ASSETS -- BEGINNING OF PERIOD..........................    177,252,578      34,759,856         90,331,538        69,181,975
                                                             -------------- ---------------  ----------------- -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).......................   $706,225,918    $177,252,578        $77,388,798      $ 90,331,538
                                                             ============== ===============  ================= =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          ASSET ALLOCATION OPTIONS:
                                                               -----------------------------------------
                                                                              ALLIANCE
                                                                              BALANCED
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $   20,181,951       $   17,242,619
   Net realized gain (loss) on investments..................           147,624,569          133,532,418
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,004,307           42,665,225
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from operations....           206,810,827          193,440,262
                                                                -------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            80,322,283           76,987,846
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           117,629,758          168,586,346
                                                                -------------------  -------------------
            Total...........................................           197,952,041          245,574,192
                                                                -------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................           131,721,182          107,639,830
      Transfers from other variable investment
         options and Guaranteed Interest Account............           146,487,798          202,971,507
      Withdrawal and administrative charges.................             1,231,936            1,699,980
                                                                -------------------  -------------------
            Total...........................................           279,440,916          312,311,317
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           (81,488,875)         (66,737,125)
                                                                -------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (358,009)         (11,812,039)
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS...........................           124,963,943          114,891,098
NET ASSETS -- BEGINNING OF PERIOD...........................         1,322,921,820        1,208,030,722
                                                                -------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,447,885,763       $1,322,921,820
                                                                ===================  ===================

                                                                     ASSET ALLOCATION OPTIONS:
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                     CONSERVATIVE INVESTORS
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,948,749      $  2,806,823
   Net realized gain (loss) on investments..................           7,523,816         7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................             689,307         2,040,567
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations....          11,161,872        12,540,982
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................          19,554,473        19,140,568
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............          18,725,190        16,914,697
                                                               ------------------ -----------------
            Total...........................................          38,279,663        36,055,265
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................          12,359,171         8,188,450
      Transfers from other variable investment
         options and Guaranteed Interest Account............          14,458,723        12,810,163
      Withdrawal and administrative charges.................             126,838           167,275
                                                               ------------------ -----------------
            Total...........................................          26,944,732        21,165,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          11,334,931        14,889,377
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........             (56,486)       (1,763,255)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS...........................          22,440,317        25,667,104
NET ASSETS -- BEGINNING OF PERIOD...........................         120,068,702        94,401,598
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $142,509,019      $120,068,702
                                                               ================== =================

                                                                      ASSET ALLOCATION OPTIONS:
                                                               ---------------------------------------
                                                                             ALLIANCE
                                                                         GROWTH INVESTORS
                                                               ---------------------------------------
                                                                      1999                1998
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $    2,886,055       $  5,499,380
   Net realized gain (loss) on investments..................           107,166,086         75,887,319
   Change in unrealized appreciation
      (depreciation) of investments.........................           106,086,756         40,944,576
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from operations....           216,138,897        122,331,275
                                                               --------------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            96,197,073         90,895,614
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           116,747,082         81,033,459
                                                               --------------------  -----------------
            Total...........................................           212,944,155        171,929,073
                                                               --------------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................            72,680,626         50,079,041
      Transfers from other variable investment
         options and Guaranteed Interest Account............            96,645,261         81,495,051
      Withdrawal and administrative charges.................             1,067,645          1,338,300
                                                               --------------------  -----------------
            Total...........................................           170,393,532        132,912,392
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            42,550,623         39,016,681
                                                               --------------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (781,556)        (8,570,191)
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS...........................           257,907,964        152,777,765
NET ASSETS -- BEGINNING OF PERIOD...........................           842,905,292        690,127,527
                                                               --------------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,100,813,256       $842,905,292
                                                               ====================  =================

------------------------
See Notes to Financial Statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                   -------------------------------------------------------
                                                                     EQ/EVERGREEN             MERRILL LYNCH WORLD
                                                                    FOUNDATION (A)                 STRATEGY
                                                                   ------------------  -----------------------------------
                                                                         1999               1999               1998
                                                                   ------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................        $    914          $   (34,878)       $   (11,329)
   Net realized gain (loss) on investments.......................              63            1,544,420           (103,174)
   Change in unrealized appreciation
      (depreciation) of investments..............................           4,261              669,904            648,068
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from operations.........           5,238            2,179,446            533,565
                                                                      ------------     ----------------   ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................          14,367            1,755,419          1,929,793
      Transfers from other variable investment
         options and Guaranteed Interest Account.................         122,112           17,812,153          7,365,231
                                                                      ------------     ----------------   ----------------
            Total................................................         136,479           19,567,572          9,295,024
                                                                      ------------     ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................           1,952              615,160            340,072
      Transfers to other Funds and
         Guaranteed Interest Account.............................          11,137           18,171,482          5,454,326
      Withdrawal and administrative charges......................               1               12,610             10,176
                                                                      ------------     ----------------   ----------------
            Total................................................          13,090           18,799,252          5,804,574
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................         123,389              768,320          3,490,450
                                                                      ------------     ----------------   ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          25,027               (7,305)        (1,551,800)
                                                                      ------------     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS................................         153,654            2,940,461          2,472,215
NET ASSETS -- BEGINNING OF PERIOD................................              --           11,042,248          8,570,033
                                                                      ------------     ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................        $153,654          $13,982,709        $11,042,248
                                                                      ============     ================   ================

                                                                  ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                 ---------------------------------------
                                                                              EQ/PUTNAM
                                                                               BALANCED
                                                                   ----------------------------------
                                                                        1999              1998
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................      $   600,374       $   346,828
   Net realized gain (loss) on investments.......................        2,530,297           702,128
   Change in unrealized appreciation
      (depreciation) of investments..............................       (3,992,030)        1,408,394
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from operations.........         (861,359)        2,457,350
                                                                   ----------------  ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................        8,724,210        10,044,027
      Transfers from other variable investment
         options and Guaranteed Interest Account.................       13,434,909        24,576,797
                                                                   ----------------  ----------------
            Total................................................       22,159,119        34,620,824
                                                                   ----------------  ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................        2,214,146           975,331
      Transfers to other Funds and
         Guaranteed Interest Account.............................        9,911,791        13,658,260
      Withdrawal and administrative charges......................           33,963            20,744
                                                                   ----------------  ----------------
            Total................................................       12,159,900        14,654,335
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................        9,999,219        19,966,489
                                                                   ----------------  ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          (80,011)       (3,502,422)
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS................................        9,057,849        18,921,417
NET ASSETS -- BEGINNING OF PERIOD................................       34,787,837        15,866,420
                                                                   ----------------  ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................      $43,845,686       $34,787,837
                                                                   ================  ================

------------------------
(a) Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, managed HRT and was investment advisor for all the HRT Portfolios. Subsequent to the Substitution, Alliance continues as investment advisor for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   Effective September 1999, AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of 35 variable investment options:

   FIXED INCOME OPTIONS:
       Domestic Fixed Income
           o  Alliance Intermediate Government Securities
           o  Alliance Money Market
           o  Alliance Quality Bond
       Aggressive Fixed Income
           o  Alliance High Yield

   EQUITY OPTIONS:
       Domestic Equity
           o  Alliance Common Stock
           o  Alliance Equity Index
           o  Alliance Growth & Income
           o  EQ/Alliance Premier Growth
           o  Calvert Socially Responsible
           o  Capital Guardian Research
           o  Capital Guardian U.S. Equity
           o  MFS Growth with Income
           o  MFS Research
           o  Merrill Lynch Basic Value Equity
           o  EQ/Putnam Growth & Income Value
           o  EQ/Putnam Investors Growth
           o  T. Rowe Price Equity Income
       International Equity
           o  Alliance Global
           o  Alliance International
           o  Capital Guardian International
           o  Morgan Stanley Emerging Markets Equity
           o  EQ/Putnam International Equity
           o  T. Rowe Price International Stock
       Aggressive Equity
           o  Alliance Aggressive Stock
           o  Alliance Small Cap Growth
           o  EQ/Evergreen
           o  Lazard Small Cap
           o  MFS Emerging Growth Companies
           o  Warburg Pincus Small Company Value

   ASSET ALLOCATION OPTIONS:
           o  Alliance Balanced
           o  Alliance Conservative Investors
           o  Alliance Growth Investors
           o  EQ/Evergreen Foundation
           o  Merrill Lynch World Strategy
           o  EQ/Putnam Balanced


                                   FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to/from the General Account and is predominately related to policy-related transactions, premiums, surrenders and death benefits.

2. Significant Accounting Policies
   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

                                   FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                          DEATH         MORTALITY      OTHER         EXPENSE       FINANCIAL
                                         BENEFITS         RISKS       EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST/
      MOMENTUM CONTRACTS
    Alliance Money Market Fund,
    Alliance Balanced Fund
    Alliance Common Stock Fund             0.05%         0.30%         0.60%          0.30%         0.24%           1.49%
    All Other Funds                        0.05%         0.30%         0.60%          0.15%         0.24%           1.34%

    MOMENTUM PLUS CONTRACTS -- ALL
      FUNDS                                 --           0.50%         0.25%          0.60%          --             1.35%

    OLD CONTRACTS
    Common Stock and Money Market
      Funds                                0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUIPLAN CONTRACTS
    Common Stock and
      Intermediate Government
      Securities Funds                     0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUI-VEST SERIES 300 & SERIES
      400 CONTRACTS
    Alliance Money Market Fund
    Alliance Common Stock Fund
    Alliance Aggressive Stock Fund
    Alliance Balanced Fund                  --           0.60%         0.25%          0.50%          --             1.35%
    All Other Funds                         --           0.60%         0.24%*         0.50%          --             1.34%

    EQUI-VEST SERIES 500 CONTRACTS
    All Funds                               --           0.70%         0.25%          0.50%          --             1.45%

    EQUI-VEST SERIES 600 CONTRACTS
    All Funds                               --           0.45%         0.25%          0.50%          --             1.20%


                                                     MORTALITY AND
                                          DEATH         EXPENSE        OTHER         EXPENSE       FINANCIAL
                                         BENEFITS        RISKS        EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST EXPRESS SERIES 700
      CONTRACTS
    All Funds                               --           0.70%          0.25%           --             --           0.95%

    EQUI-VEST SERIES 800 CONTRACTS
    All Funds                               --           0.95%          0.25%           --             --           1.20%

    --------------
    * During 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

   Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance

                                        FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges (Continued)

   Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

   Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4. Contributions, Payments, Transfers and Charges

   Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

   Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

   Accumulation units issued and redeemed during the periods indicated were:

   (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options:

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES
------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,460                  5,893
                 Momentum Plus Contracts 135 BP....................       22,427                 50,402
                 Momentum Plus Contracts 100 BP....................            1                  1,592
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      185,382                216,535
                 EQUI-VEST Contracts Series 500 145 BP.............          199                     78
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,400                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,025                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,848                     --

Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,715                  4,863
                 Momentum Plus Contracts 135 BP....................       35,566                 51,462
                 Momentum Plus Contracts 100 BP....................        3,569                    471
                 EQUIPLAN Contracts................................        1,406                  4,747
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      139,676                103,688
                 EQUI-VEST Contracts Series 500 145 BP.............           19                     45
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          195                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           68                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                 ---------------           ------------
Fixed Income Options (Continued):

ALLIANCE MONEY MARKET
---------------------
Issued     --    EQUI-VEST Contracts...............................    1,601,533              1,229,299
                 Momentum Contracts................................      674,927                386,247
                 Momentum Plus Contracts 135 BP....................      522,422                503,516
                 Momentum Plus Contracts 100 BP....................        1,165                  7,375
                 Old Contracts.....................................           --                     42
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      733,606                458,194
                 EQUI-VEST Contracts Series 500 145 BP.............        1,201                    547
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       25,829                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,849                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       46,749                     --

Redeemed   --    EQUI-VEST Contracts...............................    1,345,411                941,797
                 Momentum Contracts................................      573,316                326,686
                 Momentum Plus Contracts 135 BP....................      513,142                506,664
                 Momentum Plus Contracts 100 BP....................        9,352                 10,102
                 Old Contracts.....................................          914                  2,025
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      635,870                341,437
                 EQUI-VEST Contracts Series 500 145 BP.............        1,351                    156
                 EQUI-VEST Contracts Series 600 & 800 120 BP ......        9,279                     --
                 EQUI-VEST Contracts Series 600 90 BP .............        3,358                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,903                     --

ALLIANCE QUALITY BOND
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,021                 10,469
                 Momentum Plus Contracts 135 BP....................       27,397                 36,968
                 Momentum Plus Contracts 100 BP....................           10                    444
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      287,495                483,053
                 EQUI-VEST Contracts Series 500 145 BP.............          216                    146
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,070                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,206                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,167                     --

                                                  FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options (Concluded):

ALLIANCE QUALITY BOND
(CONCLUDED)
----------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,707                  5,361
                 Momentum Plus Contracts 135 BP....................       33,070                 27,523
                 Momentum Plus Contracts 100 BP....................        1,353                    182
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      222,493                209,302
                 EQUI-VEST Contracts Series 500 145 BP.............           96                     19
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          402                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,586                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           16                     --


ALLIANCE HIGH
YIELD
----------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,411                 19,540
                 Momentum Plus Contracts 135 BP....................       39,641                 45,063
                 Momentum Plus Contracts 100 BP....................           11                  1,531
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      324,376                976,709
                 EQUI-VEST Contracts Series 500 145 BP.............          637                    387
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        5,169                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       16,437                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,618                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,640                 11,692
                 Momentum Plus Contracts 135 BP....................       57,901                 55,069
                 Momentum Plus Contracts 100 BP....................        5,171                  1,524
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      490,350                643,692
                 EQUI-VEST Contracts Series 500 145 BP.............          103                      8
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          228                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       11,758                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

                                             FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options:

ALLIANCE COMMON STOCK
---------------------
Issued     --    EQUI-VEST Contracts...............................    3,241,060              4,199,955
                 Momentum Contracts................................      175,408                171,967
                 Momentum Plus Contracts 135 BP....................      428,759                479,798
                 Momentum Plus Contracts 100 BP....................        2,010                 10,617
                 Momentum Plus Contracts 90 BP.....................           --                  2,467
                 Old Contracts.....................................           --                     19
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,214,776              2,035,253
                 EQUI-VEST Contracts Series 500 145 BP.............       15,117                  4,784
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      106,914                      2
                 EQUI-VEST Contracts Series 600 90 BP..............      289,677                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       25,534                     --


Redeemed   --    EQUI-VEST Contracts...............................    3,767,190              4,354,955
                 Momentum Contracts................................      213,824                169,605
                 Momentum Plus Contracts 135 BP....................      529,883                539,175
                 Momentum Plus Contracts 100 BP....................       25,998                  8,027
                 Momentum Plus Contracts 90 BP.....................           --                    686
                 Old Contracts.....................................       32,470                 42,795
                 EQUIPLAN Contracts................................        4,522                 14,746
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,520,593                992,260
                 EQUI-VEST Contracts Series 500 145 BP.............          817                     56
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,500                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       56,355                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          119                     --


ALLIANCE EQUITY INDEX
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       92,446                 79,518
                 Momentum Plus Contracts 135 BP....................      195,122                205,393
                 Momentum Plus Contracts 100 BP....................          871                  6,938
                 Momentum Plus Contracts 90 BP.....................          929                  1,097
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,313,145              3,094,562
                 EQUI-VEST Contracts Series 500 145 BP.............        7,433                  2,295
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       51,909                      3
                 EQUI-VEST Contracts Series 600 90 BP..............       68,076                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,913                     --

                                             FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE EQUITY INDEX (CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       55,383                 37,943
                 Momentum Plus Contracts 135 BP....................      173,898                153,058
                 Momentum Plus Contracts 100 BP....................        6,729                  1,574
                 Momentum Plus Contracts 90 BP.....................          550                    193
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,539,543              1,974,951
                 EQUI-VEST Contracts Series 500 145 BP.............        1,019                     44
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,563                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,055                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          611                     --


ALLIANCE GROWTH & INCOME
------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       46,367                 52,613
                 Momentum Plus Contracts 135 BP....................      102,674                113,506
                 Momentum Plus Contracts 100 BP....................          554                  4,425
                 Momentum Plus Contracts 90 BP.....................          505                    642
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,202,829              1,224,228
                 EQUI-VEST Contracts Series 500 145 BP.............        2,959                  1,401
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       38,707                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,419                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       14,261                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       33,820                 25,771
                 Momentum Plus Contracts 135 BP....................       94,715                 87,335
                 Momentum Plus Contracts 100 BP....................        3,298                  1,838
                 Momentum Plus Contracts 90 BP.....................           90                     38
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      582,912                548,572
                 EQUI-VEST Contracts Series 500 145 BP.............           87                      9
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,281                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,097                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           29                     --


                                             FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       13,459                     --
                 Momentum Plus Contracts 135 BP....................        6,290                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................          209                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,015,911                     --
                 EQUI-VEST Contracts Series 500 145 BP.............          470                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       36,664                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,366                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       20,919                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          220                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      128,767                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          186                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            3                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           73                     --


CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,718                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          237                     --



                                             FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CALVERT SOCIALLY RESPONSIBLE (CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          716                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --


CAPITAL GUARDIAN RESEARCH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          150                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       10,886                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            3                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          847                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            7                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           98                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        3,291                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           57                     --
                 Momentum Plus Contracts 135 BP....................           39                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       14,409                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          581                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          317                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,552                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS GROWTH WITH INCOME
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           91                     --
                 Momentum Plus Contracts 135 BP....................           79                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       18,783                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           16                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,469                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          833                     --


                                             FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS GROWTH WITH INCOME (CONCLUDED)
-------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,183                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           10                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS RESEARCH
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,188                  4,266
                 Momentum Plus Contracts 135 BP....................       31,459                  3,956
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      706,130                811,244
                 EQUI-VEST Contracts Series 500 145 BP.............        1,831                    897
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,127                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        6,138                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,879                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,230                    455
                 Momentum Plus Contracts 135 BP....................        8,253                  1,331
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      466,481                327,759
                 EQUI-VEST Contracts Series 500 145 BP.............          179                     11
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           18                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MERRILL LYNCH BASIC VALUE EQUITY
--------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,310                  3,082
                 Momentum Plus Contracts 135 BP....................       20,448                  2,932
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      450,684                563,336
                 EQUI-VEST Contracts Series 500 145 BP.............          733                    352
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        7,429                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,506                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,965                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,499                     --
                 Momentum Plus Contracts 135 BP....................        7,742                    991
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      277,983                263,606
                 EQUI-VEST Contracts Series 500 145 BP.............           34                     10
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            5                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,038                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        2,743                    523
                 Momentum Plus Contracts 135 BP....................       12,758                  2,572
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      261,643                431,414
                 EQUI-VEST Contracts Series 500 145 BP.............          840                    407
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,176                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,166                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          199                     --


                                             FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                                --------------------------------------
                                                                     1999                    1998
                                                                ---------------           ------------
Equity Options (Continued

EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................        817                     --
                 Momentum Plus Contracts 135 BP....................      3,123                    328
                 Momentum Plus Contracts 100 BP....................         --                    507
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    195,000                 99,601
                 EQUI-VEST Contracts Series 500 145 BP.............         44                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        302                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......         --                     --


EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued     --    Momentum Contracts................................        694                     --
                 Momentum Plus Contracts 135 BP....................        278                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --

Redeemed   --    Momentum Contracts................................         --                     --
                 Momentum Plus Contracts 135 BP....................         --                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --


T. ROWE PRICE EQUITY INCOME
---------------------------
Issued     --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................      4,967                  1,360
                 Momentum Plus Contracts 135 BP....................     24,254                  3,355
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    367,590                838,991
                 EQUI-VEST Contracts Series 500 145 BP.............        437                    418
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      3,199                      1
                 EQUI-VEST Contracts Series 600 90 BP..............      5,796                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      2,378                     --


                                             FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE EQUITY INCOME
(CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,395                    214
                 Momentum Plus Contracts 135 BP....................        3,459                    628
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      365,900                244,081
                 EQUI-VEST Contracts Series 500 145 BP.............          132                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            3                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,459                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GLOBAL
---------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       45,099                 49,409
                 Momentum Plus Contracts 135 BP....................      107,747                127,169
                 Momentum Plus Contracts 100 BP....................          538                  2,960
                 Momentum Plus Contracts 90 BP.....................          931                  1,062
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,794,736                885,709
                 EQUI-VEST Contracts Series 500 145 BP.............        1,278                    509
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       22,689                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       13,741                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        8,650                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,663                 40,074
                 Momentum Plus Contracts 135 BP....................      162,580                182,741
                 Momentum Plus Contracts 100 BP....................        8,551                  3,546
                 Momentum Plus Contracts 90 BP.....................          386                    266
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,680,726                859,826
                 EQUI-VEST Contracts Series 500 145 BP.............           54                     12
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,601                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,106                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           12                     --

                                             FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                       1999                    1998
                                                                   --------------           ------------
Equity Options (Continued):

ALLIANCE INTERNATIONAL
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,570                 19,308
                 Momentum Plus Contracts 135 BP....................       54,980                 45,097
                 Momentum Plus Contracts 100 BP....................          975                  1,430
                 Momentum Plus Contracts 90 BP.....................          142                    368
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,204,881              2,265,890
                 EQUI-VEST Contracts Series 500 145 BP.............       15,482                    149
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,825                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,992                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,130                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,441                 14,348
                 Momentum Plus Contracts 135 BP....................       57,727                 43,776
                 Momentum Plus Contracts 100 BP....................        1,736                    860
                 Momentum Plus Contracts 90 BP.....................          100                    162
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,249,623              2,262,822
                 EQUI-VEST Contracts Series 500 145 BP.............       14,287                      4
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,629                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          531                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            9                     --


CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued     --    Momentum Contracts................................          376                     --
                 Momentum Plus Contracts 135 BP....................           83                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,625                    453
                 Momentum Plus Contracts 135 BP....................       14,449                  1,191
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,333,785                971,105
                 EQUI-VEST Contracts Series 500 145 BP.............          425                     86
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,913                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,811                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,157                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          604                     --
                 Momentum Plus Contracts 135 BP....................        4,339                     84
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,960,612                863,432
                 EQUI-VEST Contracts Series 500 145 BP.............           16                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,643                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           14                     --


EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued     --    Momentum Contracts................................        1,130                     --
                 Momentum Plus Contracts 135 BP....................          483                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,624                  1,408
                 Momentum Plus Contracts 135 BP....................       17,131                  3,038
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,050,427                922,463
                 EQUI-VEST Contracts Series 500 145 BP.............          617                    245
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,760                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,676                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,343                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          325                    904
                 Momentum Plus Contracts 135 BP....................        6,200                    401
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      956,309                640,201
                 EQUI-VEST Contracts Series 500 145 BP.............           40                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          389                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          482                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE AGGRESSIVE STOCK
-------------------------
Issued     --    EQUI-VEST Contracts...............................    5,109,687              7,874,975
                 Momentum Contracts................................      523,133                567,249
                 Momentum Plus Contracts 135 BP....................      362,271                444,735
                 Momentum Plus Contracts 100 BP....................        1,715                 10,329
                 Momentum Plus Contracts 90 BP.....................        1,991                  2,726
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,918,066              2,038,278
                 EQUI-VEST Contracts Series 500 145 BP.............        2,505                  1,374
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       18,617                     --
                 EQUI-VEST Contracts Series 600 90 BP..............      160,347                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,453                     --

                                             FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE AGGRESSIVE STOCK (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................    9,797,641             10,271,285
                 Momentum Contracts................................      717,280                604,014
                 Momentum Plus Contracts 135 BP....................      445,695                567,458
                 Momentum Plus Contracts 100 BP....................       29,491                  8,422
                 Momentum Plus Contracts 90 BP.....................        1,900                  1,959
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,280,156              1,922,386
                 EQUI-VEST Contracts Series 500 145 BP.............          234                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,366                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       33,563                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            5                     --


ALLIANCE SMALL CAP GROWTH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       23,724                 28,706
                 Momentum Plus Contracts 135 BP....................       40,570                 47,698
                 Momentum Plus Contracts 100 BP....................           --                    305
                 Momentum Plus Contracts 90 BP.....................          213                    977
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,124,353              3,265,688
                 EQUI-VEST Contracts Series 500 145 BP.............          852                    603
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,404                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        7,141                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          860                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,106                  7,539
                 Momentum Plus Contracts 135 BP....................       48,214                 14,989
                 Momentum Plus Contracts 100 BP....................          305                     --
                 Momentum Plus Contracts 90 BP.....................          754                    119
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,248,788              2,652,769
                 EQUI-VEST Contracts Series 500 145 BP.............          117                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,112                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,118                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/EVERGREEN
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           75                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        9,562                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            9                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          323                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           47                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,605                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


LAZARD SMALL CAP
----------------
Issued     --    Momentum Contracts................................          157                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       32,563                  5,123
                 Momentum Plus Contracts 135 BP....................      110,549                  8,576
                 Momentum Plus Contracts 100 BP....................          500                     --
                 Momentum Plus Contracts 90 BP.....................           42                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,613,449              2,078,356
                 EQUI-VEST Contracts Series 500 145 BP.............        4,485                  1,523
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       37,353                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       10,711                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       17,428                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        4,699                     --
                 Momentum Plus Contracts 135 BP....................       31,376                  1,491
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,275,713              1,244,873
                 EQUI-VEST Contracts Series 500 145 BP.............          250                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,632                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,557                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           83                     --


WARBURG PINCUS SMALL COMPANY VALUE
----------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,593                    423
                 Momentum Plus Contracts 135 BP....................        9,711                  2,025
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      272,603                612,043
                 EQUI-VEST Contracts Series 500 145 BP.............        3,134                    327
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,214                      2
                 EQUI-VEST Contracts Series 600 90 BP..............        3,096                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          786                     --


                                             FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

WARBURG PINCUS SMALL COMPANY VALUE
(CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,274                     61
                 Momentum Plus Contracts 135 BP....................        4,973                    482
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      410,399                329,886
                 EQUI-VEST Contracts Series 500 145 BP.............        2,746                      7
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          552                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

Asset Allocation Options:

ALLIANCE BALANCED
-----------------
Issued     --    EQUI-VEST Contracts...............................    2,547,481              4,212,025
                 Momentum Contracts................................      198,159                226,716
                 Momentum Plus Contracts 135 BP....................      130,000                155,854
                 Momentum Plus Contracts 100 BP....................          368                  4,058
                 Momentum Plus Contracts 90 BP.....................          516                    487
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      279,069                357,343
                 EQUI-VEST Contracts Series 500 145 BP.............        1,251                    493
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       12,102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       73,664                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      367,590                     --


Redeemed   --    EQUI-VEST Contracts...............................    4,474,460              5,887,319
                 Momentum Contracts................................      318,908                292,550
                 Momentum Plus Contracts 135 BP....................      183,195                220,244
                 Momentum Plus Contracts 100 BP....................        9,827                  3,530
                 Momentum Plus Contracts 90 BP.....................          203                     61
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      334,035                260,878
                 EQUI-VEST Contracts Series 500 145 BP.............           39                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          861                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        8,971                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      365,900                     --


                                             FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,739                  8,324
                 Momentum Plus Contracts 135 BP....................       34,499                 40,973
                 Momentum Plus Contracts 100 BP....................            2                  1,546
                 Momentum Plus Contracts 90 BP.....................          495                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      204,288                213,369
                 EQUI-VEST Contracts Series 500 145 BP.............          213                     49
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,018                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,346                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,600                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        9,150                  7,000
                 Momentum Plus Contracts 135 BP....................       55,731                 45,023
                 Momentum Plus Contracts 100 BP....................        4,165                  2,688
                 Momentum Plus Contracts 90 BP.....................           57                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      113,217                105,278
                 EQUI-VEST Contracts Series 500 145 BP.............           22                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          354                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           30                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GROWTH INVESTORS
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,846                 50,095
                 Momentum Plus Contracts 135 BP....................      121,207                148,895
                 Momentum Plus Contracts 100 BP....................          547                  4,888
                 Momentum Plus Contracts 90 BP.....................           --                    685
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      939,080                882,636
                 EQUI-VEST Contracts Series 500 145 BP.............        1,515                    744
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       21,845                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       20,404                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,542                     --



                                             FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE GROWTH INVESTORS (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       38,372                 38,654
                 Momentum Plus Contracts 135 BP....................      203,142                192,540
                 Momentum Plus Contracts 100 BP....................        9,726                  3,629
                 Momentum Plus Contracts 90 BP.....................           --                    118
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      670,587                624,987
                 EQUI-VEST Contracts Series 500 145 BP.............           76                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          739                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,481                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/EVERGREEN FOUNDATION
-----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,169                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           19                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          123                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           44                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          132                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

MERRILL LYNCH WORLD STRATEGY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          678                    112
                 Momentum Plus Contracts 135 BP....................        1,440                    841
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      164,781                 85,123
                 EQUI-VEST Contracts Series 500 145 BP.............           88                     25
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,119                      1
                 EQUI-VEST Contracts Series 600 90 BP..............          760                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          139                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           22                     --
                 Momentum Plus Contracts 135 BP....................          479                     50
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      160,869                 53,481
                 EQUI-VEST Contracts Series 500 145 BP.............            5                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           50                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          186                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


EQ/PUTNAM BALANCED
------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,642                    442
                 Momentum Plus Contracts 135 BP....................        6,446                  1,376
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      163,155                290,577
                 EQUI-VEST Contracts Series 500 145 BP.............          577                    174
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,991                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          556                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          431                     --



                                             FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Concluded):

EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          294                     --
                 Momentum Plus Contracts 135 BP....................        2,375                    116
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       93,687                124,887
                 EQUI-VEST Contracts Series 500 145 BP.............           52                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            8                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --




                                             FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets

   Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

   Listed below are components of net assets:

                                                   FIXED INCOME OPTIONS:                                    EQUITY OPTIONS:
                                    ----------------------------------------------------------   --------------------------------
                                      ALLIANCE
                                    INTERMEDIATE     ALLIANCE       ALLIANCE
                                     GOVERNMENT       MONEY         QUALITY     ALLIANCE HIGH      ALLIANCE       ALLIANCE EQUITY
                                    SECURITIES        MARKET          BOND          YIELD        COMMON STOCK         INDEX
                                    -----------     -----------   -----------   --------------   -------------    ---------------

Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period.............           --    $ 47,953,060            --               --   $6,677,613,399                --
Net assets attributable tO
  Old Contracts in
  accumulation period.............           --       4,463,407            --               --      117,229,051                --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period.............  $ 2,526,522              --            --               --       36,079,474                --
Net assets attributable to
  Momentum Contracts in
  accumulation period.............    1,762,846      14,829,201   $ 1,938,838     $  4,926,158       220,37,339    $   55,499,299
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period...    7,544,984       41,392,37     5,459,517       12,498,444      336,638,928        97,974,197
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period...          199         226,465         9,645           35,037        4,057,407         1,248,749
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period....           --              --            --               --        1,852,620         1,040,742
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period.............   44,992,792      44,831,748    78,204,034      143,200,206    2,030,783,065     1,475,046,769
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period.............       21,645          25,408        24,662           62,849        2,414,935         1,065,943
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period.............      122,831       1,741,360       367,052          419,895       13,379,736         6,193,833
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period....      302,659         157,802       162,564          400,786       30,365,275         6,661,283
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period..........      285,876       4,348,318       412,126          359,359        2,821,468           987,585
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout.............       33,527       1,059,455       443,945          644,239       48,410,800         6,820,668
                                    -----------    ------------   -----------     ------------   --------------    --------------
                                    $57,593,881    $161,028,597   $87,022,383     $162,546,973   $9,522,583,497    $1,652,539,068
                                    ===========    ============   ===========     ============   ==============    ==============


                                                  FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                             EQUITY OPTIONS (CONTINUED):
                                    --------------------------------------------------------------------------
                                      ALLIANCE        EQ/ALLIANCE       CALVERT        CAPITAL       CAPITAL
                                      GROWTH &         PREMIER         SOCIALLY       GUARDIAN      GUARDIAN
                                       INCOME           GROWTH        RESPONSIBLE     RESEARCH     U.S. EQUITY
                                    ------------     ------------     -----------     ---------    -----------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Old Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Momentum Contracts in
  accumulation period............   $ 27,180,831     $  1,540,596             --             --     $    5,781
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..     54,435,381          731,869             --       $  5,583          3,968
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..        727,966               --             --             --             --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...        435,148           24,313             --             --             --
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    774,757,819      103,230,471       $430,560        811,072      1,306,874
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        512,279           54,608             --            327             --
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      4,496,396        4,246,843            161         90,515         59,111
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...      1,751,393          158,860         25,583             --             --
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........      1,478,227        2,429,126             --            762         32,268
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............      4,679,033               --             --             --             --
                                    ------------       ----------       --------       --------     ----------
                                    $870,454,473     $112,416,686       $456,304       $908,259     $1,408,002
                                    ============     ============       ========       ========     ==========


                                               FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                   EQUITY OPTIONS (CONTINUED):
                                    -------------------------------------------------------------------------------------
                                        MFS
                                      GROWTH                       MERRILL       EQ/PUTNAM     EQ/PUTNAM
                                       WITH                     LYNCH BASIC       GROWTH &     INVESTORS    T. ROWE PRICE
                                      INCOME     MFS RESEARCH   VALUE EQUITY   INCOME VALUE      GROWTH     EQUITY INCOME
                                    ----------   ------------   ------------   ------------    ----------   -------------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Old Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Momentum Contracts into
  accumulation period............   $    9,555   $  1,328,996   $   883,035    $   304,069     $ 85,032     $    627,908
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..        8,279      3,206,695     1,664,977      1,069,594       34,060        2,438,418
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..           --             --           --              --           --               --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...           --             --           --              --           --               --
Net assets attributable
  to EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    1,838,837    164,111,638    92,449,755     80,862,261           --      142,591,563
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        1,654        304,808       119,311        117,436           --           74,533
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      257,100        736,387       854,262        301,484           --          330,731
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...           --        547,897       167,110        183,438           --          457,017
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........       87,116        336,777       480,982         18,354           --          222,387
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............           --             --            --             --           --              --
                                    ----------   ------------   -----------    -----------     --------     ------------
                                    $2,202,541   $170,573,198   $96,619,432    $82,856,636     $119,092     $146,742,557
                                    ==========   ============   ===========    ===========     ========     ============

                                                       FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                       EQUITY OPTIONS (CONTINUED):
                                            -------------------------------------------------------------------------------
                                                                                           CAPITAL         MORGAN STANLEY
                                                                       ALLIANCE            GUARDIAN           EMERGING
                                             ALLIANCE GLOBAL        INTERNATIONAL       INTERNATIONAL      MARKETS EQUITY
                                            -------------------   -------------------  -----------------  -----------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Old Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................         $    8,999,433        $  5,972,294      $    48,726           $   714,993
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......             89,525,048          13,404,451           10,786             1,791,265
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......                724,016             491,082               --                    --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........                757,757             162,375               --                    --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................            875,306,152         148,251,698               --            65,119,721
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................                231,210             169,181               --                77,496
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              2,697,765             403,618               --               830,752
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              1,765,905             585,986               --               422,428
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              1,032,525             142,055               --               168,785
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               1,042,078             874,821               --                    --
                                            --------------------   -----------------     ------------      ----------------
                                                 $1,012,081,889        $170,457,561      $   $59,512           $69,125,440
                                            ====================   =================     ============      ================

                                                          EQUITY OPTIONS (CONTINUED):
                                            --------------------------------------------------------
                                              EQ/PUTNAM        T. ROWE PRICE
                                            INTERNATIONAL      INTERNATIONAL          ALLIANCE
                                                EQUITY             STOCK          AGGRESSIVE STOCK
                                            ----------------  -----------------  -------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................              --                    --       $2,211,593,921
Net assets attributable to
    Old Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................        $154,981            $  541,782          127,393,104
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......          66,198             1,684,186          175,047,852
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......              --                    --            1,533,762
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........              --                    --            1,083,246
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................              --           108,971,732          564,570,320
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................              --               100,369              385,090
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              --               413,465            1,823,246
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              --               294,311           13,502,403
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              --               414,198              387,245
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               --                    --            5,435,174
                                             ------------     -----------------  -------------------
                                                $221,179          $112,420,043       $3,102,755,363
                                             ============     =================  ===================


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                    EQUITY OPTIONS (CONCLUDED):
                                            -------------------------------------------------------------------------
                                              ALLIANCE SMALL CAP
                                                    GROWTH                 EQ/EVERGREEN            LAZARD SMALL CAP
                                            ---------------------      --------------------      --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Old Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............              $ 5,375,014                      --                  $15,315
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                5,017,992                $  8,021                       --
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       --                      --                       --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  118,457                      --                       --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............              146,078,308                 528,323                       --
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  146,679                     965                       --
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  251,337                  34,397                       --
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  554,453                       5                       --
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                  112,532                   5,033                       --
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  303,157                      --                       --
                                            --------------------         ---------------             ------------
                                                   $157,957,929                $576,744                  $15,315
                                            ====================         ===============             ============

                                                          EQUITY OPTIONS (CONCLUDED):
                                            -----------------------------------------------------------
                                                 MFS EMERGING GROWTH           WARBURG PINCUS SMALL
                                                      COMPANIES                    COMPANY VALUE
                                            ----------------------------   ----------------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Old Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  $ 9,101,853                      $ 282,253
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                   15,974,271                        597,356
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       92,810                             --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                        7,858                             --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                  669,751,717                     75,896,226
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    1,019,057                         58,795
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                    6,345,594                        101,234
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                    1,190,343                        264,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    2,735,160                         83,433
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                           --                             --
                                                --------------------            -------------------
                                                       $706,218,663                    $77,283,794
                                                ====================            ===================


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Concluded):

                                                                     ASSET ALLOCATION OPTIONS:
                                           ---------------------------------------------------------------------------
                                                                            ALLIANCE
                                                                          CONSERVATIVE             ALLIANCE GROWTH
                                              ALLIANCE BALANCED             INVESTORS                 INVESTORS
                                           ------------------------    --------------------    -----------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............             $1,175,378,503                       --                         --
Net assets attributable to
    Old Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                 45,345,000              $ 3,565,949               $ 37,228,153
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                 59,240,549               15,626,477                 97,424,160
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                    262,619                      250                  1,139,649
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                    246,610                       --                    468,007
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                156,507,662              120,303,198                954,347,320
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    202,754                   26,828                    277,645
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  1,336,153                  631,850                  2,684,114
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  7,828,093                  374,172                  2,328,729
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    170,141                  375,924                  1,069,503
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                    950,906                1,231,723                  3,488,230
                                           -----------------------    ---------------------    -----------------------
                                                   $1,447,468,990             $142,136,371             $1,100,455,510
                                           =======================    =====================    =======================

                                                            ASSET ALLOCATION OPTIONS:
                                           ----------------------------------------------------------------

                                            EQ/ EVERGREEN          MERRILL LYNCH            EQ/PUTNAM
                                              FOUNDATION          WORLD STRATEGY             BALANCED
                                           -----------------    --------------------   --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                  --
Net assets attributable to
    Old Contracts in
    accumulation period...............                  --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                  --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  --               $ 100,545              $ 221,145
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                  --                 178,289                496,064
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                  --                      --                     --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  --                      --                     --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............            $108,993              11,500,893             42,572,904
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  --                  12,266                 69,622
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............               1,955                 121,881                299,029
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......              12,909                  68,277                 54,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............               4,646                  15,742                 41,224
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  --                      --                     --
                                             --------------     -------------------    -------------------
                                                  $128,503             $11,997,893            $43,754,485
                                             ==============     ===================    ===================



                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6. Amounts retained by Equitable Life in Separate Account A:
   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                  YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
               VARIABLE INVESTMENT OPTION                       1999                      1998
               --------------------------            -------------------------  -------------------------
    Alliance Intermediate Government Securities......         (802,521)               (1,197,288)
    Alliance Money Market............................       (1,547,729)               (2,688,601)
    Alliance Quality Bond............................       (1,005,712)               (1,182,381)
    Alliance High Yield..............................       (2,404,593)               (4,543,159)
    Alliance Common Stock............................     (121,476,252)             (151,143,037)
    Alliance Equity Index............................      (19,773,678)              (19,528,595)
    Alliance Growth & Income.........................      (10,200,561)              (10,589,931)
    EQ/Alliance Premier Growth (1)...................         (189,943)                       --
    Calvert Socially Responsible (1).................        1,999,222                        --
    Capital Guardian Research (1)....................           23,701                        --
    Capital Guardian U.S. Equity.....................           22,190                        --
    MFS Growth with Income (1).......................           21,065                        --
    MFS Research.....................................       (1,891,032)               (4,354,231)
    Merrill Lynch Basic Value Equity.................       (1,054,765)               (2,601,544)
    EQ/Putnam Growth & Income Value..................       (1,248,568)               (2,746,396)
    EQ/Putnam Investors Growth.......................               --                        --
    T. Rowe Price Equity Income......................       (2,027,611)               (3,455,566)
    Alliance Global..................................      (10,920,548)              (16,871,490)
    Alliance International...........................       (1,660,381)               (3,666,188)
    Capital Guardian International (1)...............               --                        --
    Morgan Stanley Emerging Markets Equity...........       (3,733,004)                  (65,019)
    EQ/Putnam International Equity...................               --                        --
    T. Rowe Price International Stock................       (1,126,238)               (6,729,718)
    Alliance Aggressive Stock........................      (39,082,247)              (66,908,740)
    Alliance Small Cap Growth........................       (1,178,363)               (3,390,303)
    EQ/Evergreen (1).................................           24,040                        --
    Lazard Small Cap.................................               --                        --
    MFS Emerging Growth Companies....................       (4,742,770)               (4,963,332)
    Warburg Pincus Small Company Value...............       (1,075,981)               (2,023,318)
    Alliance Balanced................................      (19,614,445)              (29,775,707)
    Alliance Conservative Investors..................       (1,736,098)               (3,169,993)
    Alliance Growth Investors........................      (12,883,156)              (18,612,858)
    EQ/Evergreen Foundation (1)......................           24,827                        --
    Merrill Lynch World Strategy.....................         (134,654)               (1,646,130)
    EQ/Putnam Balanced...............................         (613,248)               (3,789,791)

    --------------
    (1)  Commenced operations on January 1, 1999.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $58.81      $54.83     $51.34    $49.69     $44.04
                                          =========   ========= ========== =========  =========

Unit value, end of period...............    $58.63      $58.81     $54.83    $51.34     $49.69
                                          =========   ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        43          45         50        55         50
                                          =========   ========= ========== =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $126.48     $118.98   $112.40    $109.80    $ 98.19
                                          =========   ========= =========  =========  =========

Unit value, end of period...............   $124.96     $126.48   $118.98    $112.40    $109.80
                                          =========   ========= =========  =========  =========

Number of units outstanding,
   end of period (000's)................        14          11        10         10          7
                                          =========  ========= =========  =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $122.00    $114.78    $108.45   $105.94    $ 94.76
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $120.52    $122.00    $114.78   $108.45    $105.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        63         76         77        81         88
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $119.81    $112.32    $105.75   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $118.78    $119.81    $112.32   $105.75
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          2         2
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $126.48    $118.98    $112.40   $109.80    $ 98.19
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.96    $126.48    $118.98   $112.40    $109.80
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        314        202       146         89
                                          =========  ========= ========== =========  =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $46.25     $42.04    $40.00     $35.17     $33.12
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $44.04     $46.25    $42.04     $40.00     $35.17
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................        54         58        66         74         82
                                          ========= ========== =========  =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.44    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 94.76    $100.44
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        64          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................        32
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.96    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.97    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.40
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $36.76     $35.12     $33.52    $32.00     $30.44
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $38.35     $36.76     $35.12    $33.52     $32.00
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       116        117        119       129        140
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $29.43     $28.75    $27.92     $26.47     $24.59
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $30.44     $29.43    $28.75     $27.92     $26.47
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       147        168       204        246        289
                                          ========= ========== =========  =========  =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $30.55     $29.41     $28.28    $27.22     $26.08
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $31.63     $30.55     $29.41    $28.28     $27.22
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,516      1,261        973     1,013      1,021
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       469        367        308       240        188
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $120.76    $116.21    $111.75   $107.55    $103.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.06    $120.76    $116.21   $111.75    $107.55
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       331        322        325       307        299
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $114.98    $110.26    $105.65   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $119.50    $114.98    $110.26   $105.65
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         2         10         13        13
                                          =========  ========= ========== =========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $120.19    $115.66    $111.21   $107.04    $102.61
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.47    $120.19    $115.66   $111.21    $107.04
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        262        146       165         81
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.20    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $25.41     $25.01    $24.48     $23.38     $21.89
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.08     $25.41    $25.01     $24.48     $23.38
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,000      1,065     1,201      1,325      1,307
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       166         56
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.47    $100.00
                                          ========= ==========

Unit value, end of period...............   $103.10    $100.47
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       474         62
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.61
                                          =========

Number of units outstanding,
   end of period (000's)................        63
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.21    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.49
                                          =========

Number of units outstanding,
   end of period (000's)................        43
                                          =========

ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        15         15         10         7          4
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $137.23    $127.99    $118.87   $114.38    $ 99.07
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $132.67    $137.23    $127.99   $118.87    $114.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        41         47         37        28         17
                                          =========  ========= ========== =========  =========

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.07
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $126.54    $117.60    $108.84   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $122.77    $126.54    $117.60   $108.84
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          1          1         1
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       622        557        283       196        135
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.08    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.07    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.33
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.28
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        34         37         29        18          7
                                          =========  ========= ========== =========  =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $160.53    $171.56    $146.80   $121.10    $102.37
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $153.05    $160.53    $171.56   $146.80    $121.10
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        82        100        110        94         70
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $140.38    $149.49    $127.46   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $134.31    $140.38    $149.49   $127.46
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          5          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       998      1,164        831       444        209
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $106.74    $100.00
                                          ========= ==========

Unit value, end of period...............   $102.37    $106.74
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        38          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................        99
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.96    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.97    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $85.66
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $407.19    $316.64    $246.57   $199.66    $151.67
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $506.59    $407.19    $316.64   $246.57    $199.66
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       231        264        307       345        387
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $155.96    $125.72   $122.56    $ 89.56     $97.97
                                          ========= ========== =========  =========  =========

Unit value, end of period...............   $151.67    $155.96   $125.72    $122.56     $89.56
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       438        467       525        598        694
                                          ========= ========== =========  =========  =========

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $323.75    $253.68    $199.05   $162.42    $124.32
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $399.74    $323.75    $253.68   $199.05    $162.42
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    16,705     17,231     17,386    16,933     16,292
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) .............         553        591        519       403        270
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $441.07    $342.99    $267.08   $216.27    $164.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $548.74    $441.07    $342.99   $267.08    $216.27
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        66         70         85        96        108
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $264.22    $207.00    $162.39   $132.47    $101.38
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $326.32    $264.22    $207.00   $162.39    $132.47
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     1,032      1,133      1,192     1,039        706
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $206.28    $161.04    $125.89   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $255.67    $206.28    $161.04   $125.89
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        16         40         37       140
                                          =========  ========= ========== =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994       1993      1992       1991      1990
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $128.81    $104.63    $102.76   $75.67    $ 83.40
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.32    $128.81    $104.63  $102.76    $ 75.67
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    15,749     13,917     11,841   10,292      9,670
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) ...............       120
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $168.93    $136.10    $132.67   $96.95    $106.05
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $164.29    $168.93    $136.10  $132.67    $ 96.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       119        124        135      144        157
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.01    $100.00
                                          =========  =========

Unit value, end of period...............   $101.38    $105.01
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       330         12
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.33    $148.44    $115.92
                                          =========  ========= ==========

Unit value, end of period...............   $236.14    $190.33    $148.44
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          7          5
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $252.88    $198.12    $155.42   $126.78    $ 97.03
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $312.31    $252.88    $198.12   $155.42    $126.78
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     6,502      5,808      4,765     3,457      1,989
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.91    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        19          5
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.92    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       105         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.14
                                          =========

Number of units outstanding,
   end of period (000's)................       233
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 97.03
                                          =========

Number of units outstanding,
   end of period (000's)................       948
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $111.02
                                          =========

Number of units outstanding,
   end of period (000's)................        25
                                          =========

ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       172        135         94        51         12
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.11    $214.58    $164.08   $135.92    $100.94
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $321.97    $271.11    $214.58   $164.08    $135.92
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       304        283        231       128         44
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $215.84    $170.23    $139.70   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $257.24    $215.84    $170.23   $139.70
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         5         11          5         4
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.44    $150.05    $114.21
                                          =========  ========= ==========

Unit value, end of period...............   $227.20    $190.44    $150.05
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         5          4          3
                                          =========  ========= ==========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,579      3,805      2,686     1,486        592
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.68    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $103.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         9          2
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.69    $100.00
                                          =========  =========

Unit value, end of period...............   $123.02    $103.69
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        50         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $125.64
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.17
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................        47
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       109         96         69        41         17
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $214.14    $179.60    $143.63   $121.25    $ 99.06
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.67    $214.14    $179.60   $143.63    $121.25
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       217        209        183       121         67
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $185.60    $155.11    $123.61   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $218.04    $185.60    $155.11   $123.61
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          6          3         3
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $174.26    $145.48    $115.81
                                          =========  ========= ==========

Unit value, end of period...............   $204.92    $174.26    $145.48
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,095      2,475      1,800       975        498
                                          =========  ========= ========== =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.06
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................       210
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.13    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.14    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        37         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.29
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.87
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................         6
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.51
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................       887
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.42
                                          =========

Number of units outstanding,
   end of period (000's)................        36
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.53
                                          =========

Number of units outstanding,
   end of period (000's)................        21
                                          =========

CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.92
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................         8
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.74
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.84
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.94
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.81
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.60
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.69
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.47
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.50
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.61
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.53
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.63
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $140.83    $100.00
                                          =========  =========

Unit value, end of period...............   $171.06    $140.83
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         8          4
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.75    $100.00
                                          =========  =========

Unit value, end of period...............   $122.37    $100.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        26          3
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.92    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $100.92
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.97    $100.00
                                          =========  =========

Unit value, end of period...............   $123.19    $100.97
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $140.83    $115.01    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $171.06    $140.83    $115.01
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       959        720        236
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.99    $100.00
                                          =========  =========

Unit value, end of period...............   $120.11    $ 98.99
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.10    $100.00
                                          =========  =========

Unit value, end of period...............   $120.55    $ 99.10
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.09
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.97
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========
MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $127.67    $100.00
                                          =========  =========

Unit value, end of period...............   $149.82    $127.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.58    $100.00
                                          =========  =========

Unit value, end of period...............   $115.67    $ 98.58
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        14          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.75    $100.00
                                          =========  =========

Unit value, end of period...............   $116.28    $ 98.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.80    $100.00
                                          =========  =========

Unit value, end of period...............   $116.45    $ 98.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $127.67    $115.97    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.82    $127.67    $115.97
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       617        444        145
                                          =========  ========= ==========


EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $97.80    $100.00
                                          =========  =========

Unit value, end of period...............   $114.64    $ 97.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $97.91    $100.00
                                          =========  =========

Unit value, end of period...............   $115.06    $ 97.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.77
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.22
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $128.20    $100.00
                                          =========  =========

Unit value, end of period...............   $124.76    $128.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.87    $101.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $101.77    $100.00
                                          =========  =========

Unit value, end of period...............    $99.38    $101.77
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.82    $100.00
                                          =========  =========

Unit value, end of period...............    $99.53    $101.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $128.20    $115.17    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $124.76    $128.20    $115.17
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       648        581        250
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.48    $100.00
                                          =========  =========

Unit value, end of period...............    $97.68    $100.48
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.04    $100.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $98.44
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $92.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.57
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.56
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $130.25    $100.00
                                          =========  =========

Unit value, end of period...............   $133.07    $130.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.39    $100.00
                                          =========  =========

Unit value, end of period...............   $103.58    $101.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        24          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.56    $100.00
                                          =========  =========

Unit value, end of period...............   $104.12    $101.56
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.61    $100.00
                                          =========  =========

Unit value, end of period...............   $104.28    $101.61
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $130.25    $121.04    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $133.07    $130.25    $121.04
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     1,072      1,070        475
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.00    $100.00
                                          =========  =========

Unit value, end of period...............   $103.08    $101.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $101.12    $100.00
                                          =========  =========

Unit value, end of period...............    $103.45    $101.12
                                          =========  =========

Number of units outstanding,
   end of period (000's)................          3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $105.38
                                          =========

Number of units outstanding,
   end of period (000's)................          4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............     $93.54
                                          =========

Number of units outstanding,
   end of period (000's)................          2
                                          =========

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        156        156        147       116         62
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $185.78    $154.12    $140.51   $124.30    $106.04
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $253.89    $185.78    $154.12   $140.51    $124.30
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        353        408        464       459        391
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................         16
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $102.14    $100.00
                                          ========= ==========

Unit value, end of period...............    $106.04    $102.14
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        223          8
                                          ========= ==========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $154.96    $128.51    $116.37   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $212.51    $154.96    $128.51   $116.37
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3         11         12        13
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $147.40    $122.12    $110.47
                                          =========  ========= ==========

Unit value, end of period...............   $202.36    $147.40    $122.12
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         4          3          2
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,509      3,395      3,369     2,995      2,121
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.30    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.29    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        20         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................     1,305
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $139.76
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $119.52
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.82   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.82    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        37         37         32        19          0
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.68    $107.89    $112.81   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.96    $117.68    $107.89   $112.81    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        84         87         85        54          3
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $118.67    $108.42    $112.96   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $161.88    $118.67    $108.42   $112.96
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          4          3        21
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $114.73    $104.70    $108.98
                                          =========  ========= ==========

Unit value, end of period...............   $156.65    $114.73    $104.70
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1        788
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.83   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.83    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       926        971        968       763        141
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.29    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.30    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $131.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $126.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........    $57.18    $100.00
                                          =========  =========

Unit value, end of period...............   $110.43    $ 57.18
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.23    $100.00
                                          =========  =========

Unit value, end of period...............   $166.52    $ 86.23
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $86.38    $100.00
                                          =========  =========

Unit value, end of period...............   $167.39    $ 86.38
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.42    $100.00
                                          =========  =========

Unit value, end of period...............   $167.64    $ 86.42
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........    $57.18     $79.41    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $110.43     $57.18    $ 79.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       590        217        109
                                          =========  ========= ==========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.40    $100.00
                                          =========  =========

Unit value, end of period...............   $157.03    $ 81.40
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.49    $100.00
                                          =========  =========

Unit value, end of period...............   $157.61    $ 81.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $198.84
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $147.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.27
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........   $109.49    $100.00
                                          =========  =========

Unit value, end of period...............   $142.46    $109.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........    $98.95    $100.00
                                          =========  =========

Unit value, end of period...............   $128.72    $ 98.95
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        13          3
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.11    $100.00
                                          =========  =========

Unit value, end of period...............   $129.39    $ 99.11
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.16    $100.00
                                          =========  =========

Unit value, end of period...............   $129.59    $ 99.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $109.49    $ 97.61    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $142.46    $109.49    $ 97.61
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       765        671        387
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $94.04    $100.00
                                          =========  =========

Unit value, end of period...............   $122.22    $ 94.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.15    $100.00
                                          =========  =========

Unit value, end of period...............   $122.67    $ 94.15
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $134.15
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.90
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $89.92     $90.75     $82.91    $68.73     $52.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $105.59     $89.92     $90.75    $82.91     $68.73
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    20,946     25,634     28,030    27,945     25,821
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................     1,207      1,401      1,437     1,281        969
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $170.12    $171.96    $157.31   $130.50    $100.49
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $199.45    $170.12    $171.96   $157.31    $130.50
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       878      1,098      1,220     1,070        718
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $136.73    $137.72    $125.54   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $160.87    $136.73    $137.72   $125.54
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        10         37         35       109
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $55.68     $48.30    $50.51     $27.36     $25.86
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $52.88     $55.68    $48.30     $50.51     $27.36
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    24,787     21,496    17,986     12,962      9,545
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       620       258
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.90    $100.00
                                          ========= ==========

Unit value, end of period...............   $100.49    $105.90
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       350         12
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          -----------------------------------------
                                            1999       1998      1997       1996
                                          ---------  --------- ---------- ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $118.68    $119.41    $108.74
                                          =========  ========= ==========

Unit value, end of period...............   $139.76    $118.68    $119.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          8          7
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $161.59    $163.33    $149.41   $123.95
                                          =========  ========= ========== =========

Unit value, end of period...............   $189.44    $161.59    $163.33   $149.41
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................     2,980      3,342      3,226     2,468
                                          =========  ========= ========== =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.69    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.70    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.50
                                          =========

Number of units outstanding,
   end of period (000's)................       127
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.45
                                          =========

Number of units outstanding,
   end of period (000's)................       664
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        36         27          6
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........   $118.55    $125.54    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.59    $118.55    $125.54
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        34         41          8
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.25    $100.00
                                          =========  =========

Unit value, end of period...............   $151.02    $119.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.45    $100.00
                                          =========  =========

Unit value, end of period...............   $151.42    $119.45
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       976      1,101        488
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.93    $100.00
                                          =========  =========

Unit value, end of period...............   $109.59    $ 86.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.94    $100.00
                                          =========  =========

Unit value, end of period...............   $109.62    $ 86.94
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========
EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $110.37
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.53
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.63
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.73
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $161.04    $100.00
                                          =========  =========

Unit value, end of period...............   $275.93    $161.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        33          5
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.73    $100.00
                                          =========  =========

Unit value, end of period...............   $184.57    $107.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        87          7
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.91    $100.00
                                          =========  =========

Unit value, end of period...............   $185.54    $107.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.96    $100.00
                                          =========  =========

Unit value, end of period...............   $185.82    $107.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $161.04    $121.34    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $275.93    $161.04    $121.34
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     2,427      1,090        256
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.41    $100.00
                                          =========  =========

Unit value, end of period...............   $177.00    $103.41
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.53    $100.00
                                          =========  =========

Unit value, end of period...............   $177.65    $103.53
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        36         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $166.37
                                          =========

Number of units outstanding,
   end of period (000's)................         7
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $157.69
                                          =========

Number of units outstanding,
   end of period (000's)................        17
                                          =========

WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $104.82    $100.00
                                          =========  =========

Unit value, end of period...............   $105.28    $104.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........    $83.08    $100.00
                                          =========  =========

Unit value, end of period...............    $83.43    $ 83.08
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7          2
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.22    $100.00
                                          =========  =========

Unit value, end of period...............    $83.87    $ 83.22
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.26    $100.00
                                          =========  =========

Unit value, end of period...............    $83.99    $ 83.26
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $104.82    $118.06    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $105.28    $104.82    $118.06
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       721        859        577
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.78    $100.00
                                          =========  =========

Unit value, end of period...............    $83.05    $ 82.78
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.88    $100.00
                                          =========  =========

Unit value, end of period...............    $83.36    $ 82.88
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $45.07     $38.66     $34.06    $30.92     $26.18
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $52.39     $45.07     $38.66    $34.06     $30.92
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    22,434     24,361     26,036    28,319     30,212
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       865        986      1,052     1,057        957
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $158.63    $136.14    $120.01   $108.95    $ 92.22
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $184.34    $158.63    $136.14   $120.01    $108.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       321        375        439       417        336
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $151.97    $129.97    $114.16   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $177.22    $151.97    $129.97   $114.16
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         1         11         10        48
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $28.85     $26.04    $27.17     $19.40     $19.69
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.18     $28.85    $26.04     $27.17     $19.40
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    32,664     31,259    25,975     21,100     19,423
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       776        348
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.63    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 92.22    $101.63
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188          9
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $143.60    $122.68    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $167.63    $143.60    $122.68
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1          1
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $157.63    $135.29    $119.26   $108.26    $ 91.64
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $183.18    $157.63    $135.29   $119.26    $108.26
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       854        752        655       548        386
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========
                                                     =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $121.00
                                          =========

Number of units outstanding,
   end of period (000's)................        65
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1995       1994      1993       1992       1991       1990
                                          ---------  --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $ 91.64    $100.00
                                          =========  =========

Unit value, end of period...............   $108.26    $ 91.64
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       386        289
                                          =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $108.71
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        22         24         22        18         11
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $144.30    $128.45    $114.99   $110.81    $ 93.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $156.79    $144.30    $128.45   $114.99    $110.81
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       100        121        125       136        129
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $138.35    $122.71    $109.47   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $150.86    $138.35    $122.71   $109.47
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       752        661        553       567        491
                                          =========  ========= ========== =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $98.60    $100.00
                                          ========= ==========

Unit value, end of period...............    $93.29    $ 98.60
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        92         10
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................       325
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.52    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.53    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.84
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.41
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       165        159        147       110         57
                                          =========  ========= ========== =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $182.69    $155.46    $134.95   $121.49    $ 97.45
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $228.14    $182.69    $155.46   $134.95    $121.49
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       427        509        553       508        375
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $159.46    $135.20    $116.95   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $199.83    $159.46    $135.20   $116.95
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         6         15         14        15
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $149.61    $126.72    $109.51
                                          =========  ========= ==========

Unit value, end of period...............   $187.67    $149.61    $126.72
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,231      3,962      3,704     3,325      2,113
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.16    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.99    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 97.45    $101.99
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188         13
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................     1,023
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.17    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        21         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.93
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.30
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.15
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.29
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.11
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.21
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.31
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $109.37    $100.00
                                          =========  =========

Unit value, end of period...............   $130.94    $109.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.28    $100.00
                                          =========  =========

Unit value, end of period...............   $115.26    $ 96.28
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.44    $100.00
                                          =========  =========

Unit value, end of period...............   $115.86    $ 96.44
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.49    $100.00
                                          =========  =========

Unit value, end of period...............   $116.04    $ 96.49
                                          =========  =========

Number of units outstand6ing,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $109.37    $103.77    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $130.94    $109.37    $103.77
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        88         84         52
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.86    $100.00
                                          =========  =========

Unit value, end of period...............   $113.44    $ 94.86
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.96    $100.00
                                          =========  =========

Unit value, end of period...............   $113.85    $ 94.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $118.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstand6ing,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $125.16    $100.00
                                          =========  =========

Unit value, end of period...............   $123.53    $125.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.67    $100.00
                                          =========  =========

Unit value, end of period...............   $100.34    $101.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.84    $100.00
                                          =========  =========

Unit value, end of period...............   $100.86    $101.84
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.89    $100.00
                                          =========  =========

Unit value, end of period...............   $101.01    $101.89
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Concluded)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $125.16    $113.46    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $123.53    $125.16    $113.46
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       345        275        109
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.05    $100.00
                                          =========  =========

Unit value, end of period...............    $99.62    $101.05
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.17    $100.00
                                          =========  =========

Unit value, end of period...............    $99.99    $101.17
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.46
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $95.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                    FSA-110

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


Momentum Plus(SM)
Retirement Planning from Equitable Life





SUPPLEMENT DATED MAY 1, 2000 TO PROSPECTUS,
DATED MAY 1, 2000
--------------------------------------------------------------------------------


This supplement adds and modifies certain information in the prospectus for Momentum Plus of The Equitable Life Assurance Society of the United States ("Equitable Life"), dated May 1, 2000. The purpose of the supplement is to offer employers or trustees of trusts established with respect to the below mentioned 457 plans ("trustees") an opportunity to fund Code Section 457 employee deferred compensation ("457") plans with a Momentum Plus group deferred annuity contract issued directly to employers or trustees pursuant to the terms of their respective 457 plans. The supplement describes the material differences between the prospectus, as it applies to the Momentum Plus program applicable to tax-qualified defined contribution plans, and its application to 457 plans. You should keep this supplement to the prospectus for future reference. You may obtain an additional copy of the prospectus and a copy of the Statement of Additional Information ("SAI") from us, free of charge, if you write to the processing office, call 1-800-528-0204, or mail in the SAI request form located at the end of the prospectus. Special terms used in the prospectus have the same meaning in this supplement unless otherwise noted.



MOMENTUM PLUS 457 CONTRACT

GENERAL TERMS
An "employer" is either (i) a state, political subdivision of a state, or an agency or instrumentality of any one or more of these entities or (ii) any other organization exempt from tax which maintains a plan for a select group of management or highly compensated employees as described under ERISA. A "participant" is an employee who is a participant under a plan, adopted by the "employer," that is intended to meet the requirements of an eligible deferred compensation plan under Section 457 of the Code. The "source" of a contribution is either (i) the employer or (ii) participant contributions pursuant to a deferral election or (iii) a prior plan transfer or rollover from a prior 457 plan. As the 457 contract does not provide for loans, the definition of "active loan" is not applicable.


THE MOMENTUM PLUS PROGRAM
In addition to the Momentum Plus group deferred annuity contract available to qualified retirement plans that meet the requirements of Code Section 401(a), the Momentum Plus program now offers the Momentum Plus 457 group variable annuity contract ("457 contract") as a funding vehicle for employers or trustees who sponsor 457 plans. There is no Master Plan, Master Trust or Pooled Trust applicable to 457 plans. Each employer or trustee, as applicable, participates directly in the 457 contract, using it as a funding vehicle for the employer's plan. The 457 contract must be used as the exclusive funding vehicle of the plan unless Equitable Life agrees otherwise. Contributions to the 457 contract on behalf of a participant can be from current year employer contributions or prior plan contributions transferred from another 457 plan and are limited in amount (see "Public and tax-exempt organization employee deferred compensation plan (457 plans)" below). Post-tax contributions by a participant may not be made under the 457 contract. The Momentum Plus program currently is not available for state, political subdivision, agency or instrumentality 457 plans in Texas.



   Copyright 2000 The Equitable Life Assurance Society of the United States.
            All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States


888-1283

2
--------------------------------------------------------------------------------

PLAN OR CONTRACT TERMINATION BY THE EMPLOYER
The employer or the trustees, in their sole discretion, may terminate the plan's 457 contract and transfer amounts held under the 457 contract to some other contract or account that serves as a funding vehicle for the 457 plan. In addition, the employer or the trustees, in their sole discretion, may decide to terminate the 457 plan. If plan termination occurs in the first five years that the plan has participated in the 457 contract, all withdrawals from the variable investment options made on behalf of a participant will be subject to a withdrawal charge, except those withdrawals exempted from such withdrawal charge. See "Waiver of withdrawal charge" below. Withdrawals during the period from the guaranteed interest option will be subject to the withdrawal charge only if the market value adjustment is less than the withdrawal charge. See "Effects of plan or contract termination" on page 19 of the prospectus. When contract termination occurs in the first five years that the plan has participated in the 457 contract, a withdrawal charge will apply to the surrendered amounts in the variable investment options. Surrendered amounts in the guaranteed interest option will generally be paid in installments. See "Effects of plan or contract termination" on page 19 of the prospectus.


WITHDRAWAL CHARGE
No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Momentum Plus program, we assess a withdrawal charge described on page 34 of the prospectus. The withdrawal charge does not apply after the employer's 457 plan has participated in the Momentum Plus program for five years.


WAIVER OF WITHDRAWAL CHARGE
Exceptions to the withdrawal charge are described in the prospectus, on pages 34 and 35, amended, however, as follows:



The sixth bullet point under "We will waive the withdrawal if:" on page 34 of the prospectus does not apply to the 457 contract and is replaced by the following:


o the amount withdrawn is an amount in excess of the amount that may be contributed under Section 457 of the Code, including income, and is refunded within one month of the date the amount was remitted as a contribution.


The following exception is added:


o the amount withdrawn is a result of a request of a participant faced with an "unforeseen emergency" pursuant to Section 457(d)(1)(A)(iii) of the Code.


Also, the fifth, seventh, and ninth bullet points under "We will waive the withdrawal if:" on pages 34 and 35 of the prospectus do not apply to the 457 contract.


PLAN LOANS NOT AVAILABLE
The 457 contract does not provide for plan loans to participants. Accordingly, the information in the prospectus relating to plan loans and plan loan setup and recordkeeping charges does not apply to the 457 contracts.



FULL SERVICE PLAN RECORDKEEPING OPTIONS NOT
AVAILABLE
The full service plan recordkeeping option described in the prospectus on page 34 is not available under the 457 contract. The annual charge for these services, therefore, will not apply under the 457 contract.



FEES AND CHARGES
Except as described above, the fees and charges applicable to the 457 contract are the same as those described in the prospectus for Momentum Plus contracts used to fund qualified defined contribution plans. See "Fee table" in the front of the prospectus.

3
--------------------------------------------------------------------------------

AUTOMATIC MINIMUM WITHDRAWAL OPTION
We offer a payment option, which we call "automatic minimum withdrawal option," which is intended to meet the minimum distribution requirements applicable to 457 plans. The employer may elect the automatic minimum withdrawal option for a participant if the participant is at least age 70 1/2 and the retirement account value in the variable investment options is at least $2,000. Participants should complete the automatic minimum withdrawal option by filing the proper election form provided by the employer. If the automatic minimum withdrawal option is elected, we will pay out of the retirement account value in the variable investment options an amount which the Code requires to be distributed from the 457 plan. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held for the participant under the 457 contract. We calculate the automatic minimum withdrawal option amount based on information the employer or trustees give us and on certain assumptions. Currently, the automatic minimum withdrawal option payments will be made annually. We are not responsible for errors that result from inaccuracies in the information provided to us.


The automatic minimum withdrawal option, if elected, will be subject to our rules then in effect. This election is not revocable. Generally, electing this option does not restrict making partial withdrawals or subsequently electing an annuity distribution option. However, you must consult with your tax adviser before making any partial withdrawal or electing an annuity distribution, because the Internal Revenue Code and Treasury Regulations generally require that payments under 457 plans have to be substantially equal in amount. The automatic minimum withdrawal option should not be elected if the participant continues to work beyond age 70 1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution.


The minimum check that will be sent is $300, or, if less, the participant's retirement account value. If, after the deduction of the amount of the minimum distribution, the total retirement account value of a participant is less than $500, we may pay that amount.



BENEFICIARY
Under the 457 contract, the employer or the trustees must be the beneficiary of all participants under the 457 plan. Each participant's actual beneficiary designation under the employer's 457 plan will be maintained by the employer or trustees. Upon our receipt of due proof of the death of a participant, Equitable Life may, at the request of the employer or trustees, change the beneficiary designation and pay a death benefit to the then designated beneficiary. Under the employer's 457 plan, the amount of the death benefit will be equal to the retirement account value as of the applicable transaction date. The beneficiaries may elect any of the methods of disposition, described in "Payment of death benefit" in the prospectus.



CODE SECTION 457 TAX MATTERS

Note: Except for the text on page 38 of the prospectus preceding "Tax aspects of contributions to a plan" and "Impact of taxes to Equitable Life" on page 44, "Tax information" in the prospectus does not apply to 457 plans and is replaced by the addition of this section.


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE
DEFERRED COMPENSATION PLANS (457 PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES
Employers eligible to maintain 457 plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in a 457 plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.


An employer can fund its 457 plan in whole or in part with annuity contracts purchased for participating employees or independent contractors and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the 457 contracts or any earnings until they receive or are entitled to receive funds from the 457 plan. The 457 plan funds are subject to the claims of the

4
--------------------------------------------------------------------------------

employer's general creditors in a 457 plan maintained by a tax-exempt employer. In a 457 plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. Regardless of contract ownership, the 457 plan may permit the employee to choose among various investment options.



CONTRIBUTION LIMITS
Although a 457 plan is not a qualified plan a number of federal income tax rules for qualified plans apply, such as limits on contributions. Generally, the maximum contribution amount that can be excluded from gross income in any tax year under a 457 plan is 33 1/3% of the employee's "includable compensation," up to a specified maximum. In 2000, the maximum contribution amount is $8,000. This amount could be adjusted for cost-of-living changes in future years. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the 457 plan.



WITHDRAWAL LIMITS
In general, no amounts may be withdrawn from a 457 plan prior to the calendar year in which the employee attains age 70 1/2, separates from service with the employer or in the event of an unforeseen emergency. Income or gains on contributions under a 457 plan are subject to federal income tax when amounts are distributed or made available to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.


DISTRIBUTION REQUIREMENTS
457 plans are subject to minimum distribution rules similar to those that apply to qualified plans. That is, distributions from 457 plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains 70 1/2 or retires from service with the employer maintaining the 457 plan, whichever is later. Failure to make required distributions may cause the disqualification of the 457 plan. Disqualification may result in current taxation of 457 plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from a 457 plan are made.


If the 457 plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary).


TAX TREATMENT OF DISTRIBUTIONS
Distributions from a 457 plan may not be rolled over or transferred to an IRA.


Distributions to a 457 plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. Withholding on wages is the employer's responsibility. Distributions from a 457 plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from a 457 plan may result in a reduction of an employee's Social Security benefits.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life


SUPPLEMENT DATED MAY 1, 2000 TO THE
PROSPECTUS DATED MAY 1, 2000


OHIO ALTERNATIVE RETIREMENT PROGRAM

THE POOLED TRUST FOR MEMBERS RETIREMENT
PLANS OF THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
--------------------------------------------------------------------------------


This supplement adds to and modifies certain information contained in the prospectus dated May 1, 2000 for MOMENTUM PLUS Retirement Planning from Equitable Life offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). We offer the MOMENTUM PLUS program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."


We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS program" on page 30 of the prospectus, except for certain differences described in this supplement. Special terms not otherwise defined in this supplement have the same meaning as they do in the prospectus.

o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the prospectus and this supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 16 OF THE PROSPECTUS:

You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Internal Revenue Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to Equitable Life. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 19 OF THE
PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest account paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).

Copyright 2000. The Equitable Life Assurance Society of the United States. All rights reserved. Momentum Plus is a service mark of The Equitable
Life Assurance Society of the United States.



                                                                           E2411

------------
2
--------------------------------------------------------------------------------
THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 20 OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)" ON PAGE 20 OF THE PROSPECTUS:


Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS program.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 21 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the Alliance Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 16 of the prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 23 OF THE PROSPECTUS:


The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 25 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. A withdrawal charge may apply. Under the Ohio law, you would not be able to make a withdrawal under an Ohio ARP plan until you cease to be continuously employed. You will cease to be "continuously employed" under Ohio law if more than a year passes since your most recent employment by a public institution of higher education in a position where three or more Ohio ARP plans are available.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 25 OF THE PROSPECTUS:

3
--------------------------------------------------------------------------------

Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.


THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 26 OF THE PROSPECTUS:


Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.

THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 31 OF THE PROSPECTUS IS DELETED.

We are responsible for arranging to have our prospectuses distributed.

THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 31 OF THE PROSPECTUS IS DELETED.

If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS PROGRAM" ON PAGE 31 OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.

THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "QUARTERLY ADMINISTRATIVE CHARGE" ON PAGE 33 OF THE PROSPECTUS:

The charge is currently equal to $3.75 per quarter for an Ohio ARP contract, or, if less, 0.50% of the total of your retirement account value. The charge will be deducted from your retirement account value.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER "QUARTERLY ADMINISTRATION CHARGE" ON PAGE 33 OF THE PROSPECTUS:

Upon 90 days' advance written notice to you, as participant, we reserve the right to increase the quarterly administrative charge if our administrative costs increase. You, as participant, are responsible for the entire quarterly administrative charge and you will not have the option of direct billing. The quarterly administrative charge will not be prorated.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 34 OF THE PROSPECTUS:

We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 35 OF THE PROSPECTUS:

If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.

------------
4
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 37 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.


If payments under an annuity payout option have not begun, the retirement account value will be transferred to the Alliance Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the Alliance Money Market option until your beneficiary requests a distribution or transfer.

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.


         1. Separate Account A:
            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 1999;
            - Statements of Operations for the Year Ended December 31, 1999;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 1999 and 1998;
            - Notes to Financial Statements;

         2. The Equitable Life Assurance Society of the United States:
            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 1999 and 1998;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 1999, 1998 and 1997;
            - Consolidated Statements of Equity for Years Ended
              December 31, 1999, 1998 and 1997;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 1999, 1998 and 1997; and
            - Notes to Consolidated Financial Statements


         (b) Exhibits.

             The following exhibits are filed herewith:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States,
                        Equitable Distributors, Inc., and EQ Financial
                        Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File
                        No. 333-17217) on Form N-1A filed August 28, 1997.

                  (b) Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994 incorporated herein by reference to Exhibit 3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                  (c) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

             4.  (a)    Form of group annuity contract for IRC Section 401(a)
                        Plans, previously filed with this Registration Statement
                        No. 33-58950 on March 2, 1993, refiled electronically on
                        August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                  (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                  (c) Form of Momentum Plus 457 group annuity contract, previosly filed with this Registration Statement No. 33-58950 on July 12, 1996.

             5. Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                  (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6.   (a)   By-Laws of Equitable, as amended November 21, 1996,
                        previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                  (b) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

             7. Not applicable.

             8. Not applicable.

             9. Opinion and Consent of Jonathan E. Gaines, Vice
                President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

             10.  (a)   Consent of PricewaterhouseCoopers LLP.

                  (b)   Powers of Attorney

             11. Not applicable.

             12. Not applicable.

             13.  (a)   Schedule for computation of Money Market Fund Yield
                        quotations, previously filed with this Registration
                        Statement No. 33-58950 on April 28, 1994, refiled electronically on August 19, 1998.

                  (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-58950 on April 28, 1994, refiled electronically on August 19, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
23, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
23, Avenue Matignon
75008 Paris, France


Joseph L. Dionne                            Director
198 North Wieton Rd.
New Canaan, Ct 06840


Denis Duverne                               Director
AXA
23, Avenue Matignon
75008 Paris, France


Jean-Rene Fourtou                           Director
Aventis
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France


Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell, Jr.                      Director
SBC Warburg Dillon Read LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
Bestfoods
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                            Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------


Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesmil
75008 Paris, France


George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Chief Agency Officer

*Harvey Blitz                               Senior Vice President

*Robert T. Brockbank                        Executive Vice President and
                                            AXA Group Deputy Chief
                                            Information Officer

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President


*Selig Ehrlich                              Senior Vice President and
                                            Chief Actuary


*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor


*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President


*Craig Junkins                              Senior Vice President


*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Samuel B. Shlesinger                       Senior Vice President


*Richard V. Silver                          Senior Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of December 31, 1999 beneficially owned 58.0% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

AXA Financial, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)


    Donaldson Lufkin & Jenrette, Inc. (1933) (Delaware) (38.31%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

        AXA Distribution Holding Corporation (1999) (Delaware)

            AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

        The Equitable Life Assurance Society of the United States (1989) (New York)(a)(b)

             The Equitable of Colorado, Inc. (l983) (Colorado)


             EVLICO East Ridge, Inc. (1995) (California)

             GP/EQ Southwest, Inc. (1995) (Texas)

             Franconom, Inc. (1985) (Pennsylvania) (50.00%)

             Frontier Trust Company (1987) (North Dakota)

             Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

             Equitable Deal Flow Fund, L.P.

                 Equitable Managed Assets (Delaware)

             Real Estate Partnership Equities (various)

             EREIM LP Associates (99%)

                 EML Associates, L.P. (19.8%)

             Alliance Capital Management L.P. (2.7% limited partnership interest)


             ACMC, Inc. (1991) (Delaware)(s) (Note 5)

                 Alliance Capital Management L.P. (1988) (Delaware) (38.6% limited partnership interest)

             EVSA, Inc. (1992) (Pennsylvania)

             Prime Property Funding, Inc. (1993) (Delaware)

             Wil Gro, Inc. (1992) (Pennsylvania)

             Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)



(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    AXA Client Solutions, LLC (cont.)
       AXA Distribution Holding Corp. (cont.)
       Equitable Life Assurance Society of the United States (cont.)


             Fox Run, Inc. (1994) (Massachusetts)

             STCS, Inc. (1992) (Delaware)

             CCMI Corporation (1994) (Maryland)

             HVM Corporation (199 ) (Maryland)

             EVSA Incorporated (    ) (Delaware)

             FTM Corporation (1994) (Maryland)

             Equitable BJVS, Inc. (1992) (California)

             Equitable Rowes Wharf, Inc. (1995) (Massachusetts)


             ELAS Realty, Inc. (1996) (Delaware)

             ELAS Realty, Inc. (Georgia)

             Equitable Structured Settlement Corporation (1996) (Delaware)

             Prime Property Funding II, Inc. (1997) (Delaware)

             Sarasota Prime Hotels, Inc. (1997) (Florida)

             ECLL, Inc. (1997) (Michigan)


             Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

               ELAS Securities Acquisition Corp. (l980) (Delaware)

               100 Federal Street Realty Corporation (    ) (Massachusetts)

               100 Federal Street Funding Corporation (Massachusetts)

               EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

               Equitable Casualty Insurance Company (l986) (Vermont)

               EREIM LP Corp. (1986) (Delaware)


                   EREIM LP Associates (L.P.) (1%)

                       EML Associates (L.P.) (.02%)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  AXA Client Solutions, LLC (cont.)
     AXA Distribution Holding Corp. (cont.)
     The Equitable Life Assurance Society of the United States (cont.)

        Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (31.47%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Equitable Capital Private Income and Equity
                      Partnership II, L.P. (Delaware)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)


                      ML/EQ Real Estate Portfolio, L.P. (Delaware)

                          EML Associates, L.P. (New York)


                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose\subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


      Alliance Capital Management L.P. (1988) (Delaware) (b)
            Albion Alliance LLC  (Delaware) (37.6%)
            Cursitor Alliance LLC (Delaware) (93%)
            Cursitor Alliance Holdings Ltd.  (U.K.)
             Draycott Partners, Ltd  (MA)
             Cursitor Alliance Services Ltd.  (U.K.)
             Cursitor Management Co. S.A.  (Lux.)
             Alliance Asset Allocation Ltd.  (U.K.)
                Cursitor Eaton Asset Allocation Management Co. (NY) (50%) Alliance Cecogest S.A. (France) (75%)
                      Cursitor Courtage SARL  (France)
                      Cursitor Gestion S.A.  (France)
    Alliance Capital Management Corporation of  Delaware  (Delaware) (100%)
      Alliance Fund Services, Inc.  (Delaware) (a)
      Alliance Fund Distributors, Inc.  (Delaware) (a)
      Alliance Capital Oceanic Corp.  (Delaware)
      Alliance Capital Management (Brazil) Ltd.  (Brazil) (99%)
      Alliance Capital Management Australia Limited  (Australia)
      Meiji - Alliance Capital Corp.  (Delaware) (50%)
      Alliance Capital (Luxembourg) S.A.  (Lux.) (99%)
      Alliance Barra Research Institute, Inc.  (Delaware)
      Alliance Capital Management Canada, Inc.  (Delaware)
      Alliance Capital Global Derivatives Corp.  (Delaware)
      ACM Fund Services, S.A.  (Lux.) (99%)
         ACM Fund Services (Espana) S.L.  (Spain)
      Alliance Capital Management (Singapore) Ltd.  (Singapore)
      ACM CIIC Investment Management Ltd.  (Cayman Islands) (54%)
      ACM Software Services Ltd.  (Delaware)
      East Fund Managementberatung GmbH.  (Australia) (51%)
        Albion Alliance EFM  (Czech) (49%)
        East Fund Management (Cyprus) Ltd.  (Cyprus) (99%)
          EFM Consultanta Financiara Bucuresti SRL  (Romania)
      Alliance Capital (Mauritius) Private Ltd.  (Mauritius)
            Alliance Capital Asset Management (India) Private Ltd.
               (India) (75%)
         ACSYS Software India Private Ltd.  (India) (51%)
       ACAM Trust Company Private Ltd.  (India)
       Alliance Eastern Europe, Inc.  (Delaware)
       Alliance Capital Management (Asia) Ltd.  (Delware)
       Alliance Capital Management (Turkey) Ltd.  (Turkey)
       Alliance Capital Mangement (Japan) Inc. 1261  (Delaware)
          Alliance Capital Invest Tr. Mgmt. K.K.  (Japan)
       Alliance Capital Limited  (U.K)
          Alliance Capital Services Ltd.  (U.K.)
                      Dimentional Trust Management Ltd.  (U.K)
       Alliance Corporate Finance Group Inc.  (Delaware)
       BCN Alliance Capital Management SA  (Brazil) (50%)
       Przymierze Trust Fund Co.  (Poland) (49%)
       Alliance SBS-AGRO Captial Management Co.  (Russia) (49%)
       Pekao/Alliance PTE S.A.  (Poland) (49%)
       Whittingdale Holdings Ltd.  (U.K.)
          Alliance Capital Whittingdale Ltd.  (U.K)
          ACM Investments Ltd.  (U.K.)
          Whittingdale Nominees Ltd.  (U.K.)
        Hanwha Investment Trust Mgmt. Co., Ltd.  (South Korea) (20%)
        New Alliance Asset Mangement (Asia) Ltd.  (H.K.) (50%)
        ACM New-Alliance (Luxemborg) S.A.  (Lux.)
        Alliance Odyssey Capital Mgmt. (Porprietary) Ltd.  (South Africa) (80%)
         Alliance-MBCA Capital (Private) Ltd.  (Zimbabwe) (50%)
         Alliance Odyssey Capital Mgmt. (Nambia) (Proprietary) Ltd.  (Nambia)



             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 2000; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                          AXA INSURANCE AND REINSURANCE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         6.48% by AXA Assurances IARD,
                                                 82.40% by AXA France Assurance
                                                 and 11.13% by AXA Collectives

AXA Courtage IARD                 France         99.77% by AXA France Assurance

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

Direct Assurances Vie             France         100% by AXA Direct

Juridica                          France         7.81% by AXA Assurance IARD,
                                                 89.27% by AXA France Assurance
                                                 1.44% by AXA Courtage IARD

AXA Assistance                    France         100% by AXA

AXA Collectives                   France         94.47% by AXA France Assurance,
                                                 3.69% by AXA Assurances IARD
                                                 and 1.25% by AXA Courtage IARD

NSM Vie                           France         40.64% by AXA France Assurance

AXA Global Risks                  France         98.49% by AXA France
                                                 Assurance

Argovie                           France         94.03% by AXA Collectives

S.P.S. Re                         France         69.03% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Direct Assurance                  France         100% by AXA Direct

Natio Assurances                  France         50% by AXA Assurances IARD

AXA Assistance                    France         100% by AXA

AXA Reassurance                   France         86.33% by AXA, 8.25% by AXA
                                                 Assurances IARD, 5.07% by
                                                 AXA Global Risks, 0.13% by
                                                 AXA France Assurances and
                                                 0.02% by AXA Collectives

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

UAB                               Belgium        100% by AXA Holdings Belgium

Ardenne Prevoyante                Belgium        99.99% by AXA Holdings Belgium
                                                 and 0.01% by AXA Royale Belge

Assurance Courtraisienne          Belgium        100% by AXA Holdings Belgium

AXA Royale Belge                  Belgium        99.57% by AXA Holdings Belgium
                                                 and 0.43% by UAB

Assurances de la Poste            Belgium        50% by AXA Holdings Belgium

Assurances de la Poste Vie        Belgium        50% by AXA Holdings Belgium

C.G.R.M. Monte Carlo              France         99.99% by AXA Reassurance

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Luxembourg S.A.

Paneurore                         Luxembourg     5% by AXA Portugal Companhia de
                                                 Seguros, 20% by AXA Colonia
                                                 Versicherungs, 5% by AXA
                                                 Assicurazioni, 10% by Aurora
                                                 Iberica SA de Seguros y Reas,
                                                 20% by AXA Insurance IK,
                                                 20% by Royale Belge
                                                 Investissement and
                                                 20% by Saint George Re

Crealux                           Luxembourg     100% by AXA Holdings Belgium

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Assurances Luxembourg         Luxembourg     100% by AXA Luxembourg SA

Hilo Direct Seguros y Reaseguros  Spain          71.43% by AXA Aurora

Ayuda Legal SA de Seguros y       Spain          88% by AXA Aurora Iberica SA de
Reaseguros                                       Seguros y Reaseguros and 12% by
                                                 AXA Seguros de Seguros
                                                 Reaseguros

Aurora Iberica SA de              Spain          99.82% by AXA Aurora
Seguros y Reaseguros

AXA Seguros de Seguros y          Spain          1.45% by AXA and 97.06% by
Reasegiros                                       Aurora Iberica SA de Seguros y
                                                 Reas

Eurovita                          Italy          30% owned by AXA Assicurazioni

UAP Vita                          Italy          62.21% by AXA, 18.70% by AXA
                                                 Conseil Vie, and 19.08% by AXA
                                                 Collectives

AXA Interlife                     Italy          100% by AXA

AXA Assicurazioni                 Italy          84.10% by AXA, 11.70% by
                                                 Grupo UAP Italiana, 2.11% by
                                                 AXA Conseil Vie and 2.07%%
                                                 by AXA Collectives

AXA Equity & Law Plc              U.K.           100% by AXA Sun Life
Assurance Society

AXA Global Risks (U.K) Ltd        U.K.           100% by AXA Global Risks
                                                 (France)

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

AXA Sun Life                      U.K.           100% by Sun Life and Provincial
                                                 Holdings Plc

AXA UK Holding Ltd.               U.K.           100% by AXA Reassurance

Guardian Insurance Ltd.           U.K.           100% by Guardian Royal Exchange
                                                 Plc

GREA Assurance                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Group Plc.                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Healthcare Ltd.               U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Lifetimecare                  U.K.           100% by Guardian Royal
                                                 Exchange Plc

AXA Insurance UK                  U.K.           100% by Guardian Royal
                                                 Exxchange Plc

AXA Reinsurance UK Plc.           U.K.           100% by AXA UK Holding Ltd.

AXA Sun Life Holdings Plc.        U.K.           100% by SLPH

AXA Nederland BV                  The Nether-    51.31% AXA Royal Belge, 38.94%
                                  lands          by Gelderland and 4.11% by
                                                 AXA Holdings Belgium

AXA Schade                        The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Zorg NV                       The Nether-    100% by UAP Verzekeringen
                                  lands

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Leven NV                      The Nether-    100% by AXA Verzekeringen
                                  lands

UAP Niew Rotterdam Beheer         The Nether-    100% by AXA Nederland BV
                                  lands

AXA Zorg NV                       The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Portugal Companhia de         Portugal       9.63% by AXA Global Risk, 2.28%
Serguros                                         by AXA Portugal Seguros
                                                 Vida, 5.71% by AXA Conseil Vie
                                                 and 81.93% by AXA
                                                 Participations

AXA Portugal Seguros Vida         Portugal       87.63% by AXA Conseil Vie and
                                                 7.46% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    99.95% AXA Participations

AXA Compagnie d' Assurances       Switzerland    94.99% by AXA Participations
sur la Vie                                       and 5.01% by AXA Compagnie
                                                 d'Assurance.

AXA Al Amane Assurances           Morocco        99.99% by AXA Ona

Epargne Croissance                Morocco        99.59% by AXA Al Amane
                                                 Assurances

Compagnie Africaine               Morocco        100% by AXA Al Almane
d'Assurance                                      Assurances

AXA Canada                        Canada         100% by AXA

AXA Canada ADP                    Canada         100% by AXA Canada

AXA Colonia Krankenversicherung   Germany        51% by AXA Colonia Konzern AG
                                                 and 48.36% by AXA Colonia Leben

Colonia Nordstern Versicherungs   Germany        100% by AXA Colonia Konzern AG

Sicher Direct                     Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Direct

Albingia Versicherung             Germany        98.98% by GRE Continental
                                                 Europe Holding Gmbh

Albingia Lebenversicherung        Germany        100% by Albingia Versicherung

AXA Colonia Leben                 Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Colonia
                                                 Versicherung

AXA Colonia Versicherung          Germany        100% by AXA Colonia Konzern AG

AXA Norstern Art                  Germany        100% by AXA Colonia Konzern AG

Tellit Vie                        Germany        100% by AXA-Colonia Konzern
                                                 AG

National Mutual Financial         Australia      100% by National Mutual
Services                                         Holdings

AXA Oyak Hayat Sigorta            Turkey         100% by AXA Oyak Holding AS

AXA Oyak Sigorta                  Turkey         0.70% by AXA Oyak Hayat
                                                 Sigorta and 70.32% by AXA
                                                 Oyak Holding AS

AXA Minmerals Assurance Co. Ltd.  China          51% by AXA China

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Non Life Insurance Co. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   South Korea    100% by AXA

AXA Insurance Investment          Singapore      100% by AXA
Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holding

AXA Life Singapore                Singapore      100% by National Mutual
                                                 International

GRE Singapore Branch              Singapore      100% by AXA

AXA Life Hong Kong                Singapore      100% by AXA

AXA Insurance Hong Kong           Hong Kong      82.5% by AXA Insurance
                                                 Investment Holdings Pte Ltd
                                                 and 17.5% by AXA

National Mutual Asia Ltd.         Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

AXA China Region Ltd.             Hong Kong      73.55% by National Mutual
                                                 Holdings

Guardian Insurance Ltd.           Hong Kong      100% by AXA
Hong Kong

The Equitable Life Assurance      U.S.A.         100% by AXA Financial Inc.
Society of the United States
(ELAS)

AXA Reinsurance                   U.S.A.         100% by AXA America

AXA America                       U.S.A.         100% by AXA Reassurance

AXA Global Risks US               U.S.A.         96.39% by AXA Global Risks and
                                                 3.61% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% by AXA America

National Mutual Holdings          Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

National Mutual International     Australia      100% by National Mutual
                                                 Holdings Ltd

Australian Casualty Insurance     Australia      100% by National Mutual
Property Ltd                                     Holdings

National Mutual Health            Australia      100% by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Guardian Dublin Docks             Ireland        100% by Guardian PMPA Group
                                                 Ltd.

Guardian PMPA Group Ltd.          Ireland        100 by Guardian Royal
                                                 Exchange Plc

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holdings

AXA Reinsurance Asia              Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reinsurance U.K. Plc.         U.K.           100% owned by AXA U.K.
                                                 Holding Ltd.

Nordstern Colonia Versicherung    Austria        89.95% by AXA Colonia
                                                 Versicherungs
                                                 and 10.05% by Colonia Leben

                       FINANCIAL SERVICES AND REAL ESTATE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         96.89% by AXa 0.27% by AXA
(C.F.P.)                                         Assurance IARD and 0.01% by
                                                 Societe Beaujon

AXA Banque                        France         98.7% by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% by Compagnie
                                                 Financiere de Paris

Sofapi                            France         100% by Compagnie
                                                 Financiere de Paris

Holding Soffim                    France         100% by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de Marches et d'Arbitrage  France         19.51% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         5.28% by AXA Royale Belge,
                                                 56.48 BY AXA, 1.02% by AXA
                                                 Reassurance, 19.46% by AXA
                                                 Assurance IARD, 5.12% by AXA
                                                 Colonia Konzern and 0.25% By
                                                 Direct Assurances, 2.63% by
                                                 AXA Leven NV, 5.10% by National
                                                 Fund Management, 2.03% by AXA
                                                 Courtege IARD

Banque Worms                      France         1.91% by AXA France Assurance,
                                                 5.32% by AXA Collectives, 6.30%
                                                 by AXA Courtage IARD, 3.06% by
                                                 AXA Conseil Vie, 10.72% by AXA
                                                 Assurances IARD, 21.63% by AXA
                                                 Assurance Vie, 49.56% by
                                                 Compagnie Financiere de Paris

Investment Managers Paris         France         100% by AXA Investment Managers

Transaxim                         France         100% by Compagnie Financiere
                                                 de Participations

AXA Millesimes                                   10.10% by AXA Reassurance,
                                                 11.95% by AXA Reassurance,
                                                 7.26% by Societe Beaujon,
                                                 6.87% by Jour Finance

AXA Colonia Asset Management      Germany        51% by AXA Investment
                                                 Managers and 49% by AXA
                                                 Colonia Konzern AG

AXA Colonia KAG                   Germany        51% by AXA Investment
                                                 Managers and 26.50% by AXA
                                                 Colonia Konzern AG

AXA Colonia Bausparkasse AG       Germany        66.67% by AXA Colonia
                                                 Konzern AG and 32.99% by
                                                 AXA Colonia Leben

Banque IPPA                       Belgium        100% by AXA Holdings Belgium

Royal Belge Investissement        Belgium        100% by AXA Royale Belge

AXA IM Bruxelles                  Belgium        100% by AXA Investment
                                                 Managers

AXA Banque Belgium                Belgium        100% by AXA Holdings Belgium

Royale Belge Investissement       Belgium        100% by AXA Royale Belge

Sun Life Asset Management         U.K.           66.67% by Sun Life and
                                                 Provincial Holdings Plc and
                                                 33.33% by AXA Asset Management
                                                 Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management Corp. U.S.A.         100% held by The Equitable
                                                 Life Assurance Society

Donaldson Lufkin & Jenrette       U.S.A.         0.13% by AXA, 31.44% by
                                                 the ELAS, 38.27% by AXA
                                                 Financial Inc. and 1.31%
                                                 by AXA Participations Belgium

AXA IM Holdings Inc.              U.S.A.         100% by AXA Investment
                                                 Managers

AXA IM Rose                       U.S.A.         90% by AXA Investment
                                                 Managers and 10% by AXA IM
                                                 Holdings Inc.

AXA Rosenberg LLC                 U.S.A.         50% by AXA IM Rose

National Mutual Funds             Australia      100% owned by National
Management                                       Mutual Holdings

AXA Investment Managers           Japan          100% by AXA Investment
Tokyo                                            Managers

AXA Investment Managers           The Nether-    100% by AXA Investment
Den Haag                          lands          Managers

AXA IM HK SAR                     Hong Kong      100% by AXA Investment
                                                 Managers

AXA Investment Managers           Hong Kong      100% by AXA Investment
Hong Kong                                        Managers

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Compagnie Parisienne de           France         100% by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         99.99% by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.82% by Colisee Suresnes and
                                                 0.17% by Compagnie Parislenne
                                                 de Participation

Colisee Delcasse                  France         99.98% by Colisee Suresnes

Colisee Victoire                  France         99.74% by S.G.C.I.

Colisee Suresnes                  France         21.19% by AXA Assurance IARD,
                                                 0.92% by Societe Beaujon,
                                                 51.07% by Compagnie Financiere
                                                 de Paris, 20.63% by Jour
                                                 Finance and 2.53% by AXA
                                                 Courtage IARD

Colisee 21 Matignon               France         99.44% by S.G.C.I. and 0.55% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges SA          France         100% by SGCI

                       HOLDINGS AND MISCELLANEOUS BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Direct                        France         100% by AXA

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.87% by AXA

Jour Finance                      France         60.47% by AXA Conseil Vie,
                                                 39.53% by AXA Assurance IARD


Financiere 45                     France         100% by AXA

Mofipar                           France         99.92% by AXA

AXA Participations                France         53.15% by AXA, 21.90% by AXA
                                                 Global Risks and 24.95% by AXA
                                                 Courtage IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

AXA China                         France         49% by AXA Region Limited
                                                 and 51% by AXA

AXA Participations Belgium        Belgium        17.65% by AXA Global Risks,
                                                 75% by AXA, 1.82% by AXA
                                                 Conseil IARD and 5.53% by AXA
                                                 Courtage IARD

Finaxa Belgium                    Belgium        99.99% by AXA

AXA Holdings Belgium              Belgium        43.75% by AXA, 3.02% by AXA
                                                 Global Risks, 49.10% by AXA
                                                 Participations Belgium and
                                                 4.11% by Vinci BV

GRE Continental Europe            Germany        100% by AXA Cononia Konzern AG
Holding Gmbh

AXA-Colonia Konzern AG            Germany        39.73% by Vinci BV, 25.63% by
                                                 Kolnische Verwaltungs and
                                                 21.62% by AXA

Kolnische Verwaltungs             Germany        67.72% by Vinci BV, 22.99% by
                                                 AXA Colonia Konzern AG and
                                                 8.83% by AXA

AXA Luxembourg SA                 Luxembourg     100% by AXA Holdings Belgium

AXA Ona                           Morocco        51% by AXA Participations

Gelderland                        The Nether-    100% by AXA Holdings Belgium
                                  lands

AXA Oyak Holdings AS              Turkey         50% by AXA

AXA Financial Inc.                U.S.A.         4.12% by AXA Equity & Law
                                                 Life Assurance Society, 43.01
                                                 by AXA, 2.97% by AXA
                                                 Reassurance, 0.03% by AXA
                                                 America, 0.44% by Societe
                                                 Beaujon, 3.21% by Fianciere 45
                                                 and 6.46% by LOR Finance

AXA Aurora                        Spain          30% owned by AXA and 40% by
                                                 AXA Participations

AXA Equity & Law Plc              U.K.           99.94 by AXA Life

Sun Life and Provincial           U.K.           34.52% by AXA and 21.81% by
Holdings (SLPH)                                  AXA Equity & Law Plc

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 38.6% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 31.7% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on January 1, 2000.

Item 27.        Number of Contractowners
                ------------------------


                As of March 31, 2000, there were 71,942 certificates in force under the Momentum Plus Contract offered by the registrant.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking


         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------


                (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------

*Michael S. Martin                    Chairman of the Board and Chief
                                      Executive Officer, and Director



*Martin J. Telles                     Executive Vice President and Chief
                                      Marketing Officer

*Derry E. Bishop                      Executive Vice President and Director

*Harvey E. Blitz                      Executive Vice President and Director

*S. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Craig A. Junkins                     Executive Vice President

*Peter D. Noris                       Executive Vice President

*Mark A. Silberman                    Senior Vice President and Chief
                                      Financial Officer


*James Bodowitz                       Senior Vice President and General Counsel


 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005


*Catherine P. Earl                    Senior Vice President


 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005


*Robert Schmedt                       Senior Vice President

*Cindy Schreiner                      Senior Vice President


*Donna M. Dazzo                       First Vice President


*Amy Francesscheni                    First Vice President

*Anne Nussbaum                        First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President and Compliance Director

*Mark D. Godolsky                     Vice President and Controller

*Linda J. Galasso                     Secretary


*Francesca Divone                     Assistant Secretary

          (c) Not Applicable



Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY 10104 and the AMA Building, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 24th day of April, 2000.



                                SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                ASSURANCE SOCIETY OF THE UNITED STATES
                                               (Registrant)

                                By:  The Equitable Life Assurance Society
                                          of the United States

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 24th day of April, 2000.


                                THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                             (Depositor)

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President


         As required by the Securities Act of 1933 this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                     President, Chief Operating Officer and
                                     Director

*Edward D. Miller                    Chairman of the Board, Chief Executive
                                     Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                    Vice Chairman of the Board, Chief
                                     Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                   Senior Vice President and Controller

*DIRECTORS:

Francoise Colloc'h        Donald J. Greene           George T. Lowy
Henri de Castries         John T. Hartley            Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.     Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty            George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson   Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain           Stanley B. Tulin
                                                     Dave H. Williams



*By: /s/ Maureen K. Wolfson
     --------------------------
         Maureen K. Wolfson
         Attorney-in-Fact
         April 24, 2000

                                  EXHIBIT INDEX



EXHIBIT NO.                                               TAG VALUE
-----------                                               ---------


10(a)  Consent of PricewaterhouseCoopers LLP.             EX-99.10a

10(b)  Powers of Attorney.                                EX-99.10b